UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-04416

                                                 PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                                 Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

                                             Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Funds
I N V E S T M E N T A B B R E V I A T I O N S A N D D E F I N I T I O N S

ADR — American Depository Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DN — Discount Note

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRN —

Floating Rate Note. The rate shown is the rate in effect on February 28, 2013, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

FSA — Financial Security Assurance

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

IBC — Integrity Building Corporation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

Q-SBLF — Qualified State Bond Loan Fund

RADIAN — Radian Guaranty, Inc.

RB — Revenue Bond

REIT — Real Estate Investment Trust

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

SONYMA — State of New York Mortgage Agency

STRB — Special Tax Revenue Bond

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TRAN — Tax Revenue Anticipation Note

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on February 28, 2013, and the date shown is the next reset or put date.

XLCA — XL Capital Assurance

See Notes to Schedules of Investments.
1

PNC Retirement Income Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 93.7%
Commodity Fund — 0.6%
PIMCO Commodity RealReturn Strategy Fund	946	$6

Domestic Equity Funds — 18.4%
PNC Large Cap Core Equity Fund, Class I Shares†	12,724	155
PNC Small Cap Fund, Class I Shares†	2,114	34

		189

Fixed Income Funds — 54.0%
Eaton Vance Floating-Rate Fund	1,246	11
PNC Bond Fund, Class I Shares†	20,967	223
PNC High Yield Bond Fund, Class I Shares†	2,792	23
PNC Limited Maturity Bond Fund, Class I Shares†	21,906	224
Vanguard Inflation-Protected Securities Fund	2,468	70

		551

International Equity Funds — 6.1%
PNC International Equity Fund, Class I Shares†	3,077	50
Vanguard Emerging Markets Stock Index Fund	344	12

		62

Money Market Fund — 11.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	116,477	116

Real Estate Fund — 3.2%
Vanguard REIT Index Fund	1,235	32

Total Mutual Funds
(Cost $950)		956

EXCHANGE TRADED FUNDS — 7.9%
Commodity Fund — 1.2%
PowerShares DB Commodity Index Tracking Fund*	467	13

Domestic Equity Funds — 6.3%
iShares Dow Jones Select Dividend Index Fund†	346	21
SPDR S&P Dividend ETF	344	22
WisdomTree LargeCap Dividend Fund	365	21

		64

International Equity Funds — 0.4%
iShares MSCI EAFE Small Cap Index Fund†	46	2
Vanguard FTSE All World ex-US Small-Cap ETF	20	2

		4

Total Exchange Traded Funds
(Cost $77)		81

TOTAL INVESTMENTS — 101.6%
(Cost $1,027)**		1,037

Other Assets & Liabilities – (1.6)%		(16)

TOTAL NET ASSETS — 100.0%		$1,021

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $ 1,027.
Gross unrealized appreciation (000)	$19
Gross unrealized depreciation (000)	(9)

Net unrealized appreciation (000)	$10

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
2

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Exchange Traded Funds	$81	$–	$–	$81

Mutual Funds	956	–	–	956

Total Assets - Investments in Securities	$1,037	$–	$–	$1,037

See Notes to Schedules of Investments.
3

PNC Target 2020 Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 92.2%
Commodity Fund — 0.8%
PIMCO Commodity RealReturn Strategy Fund	1,324	$9

Domestic Equity Funds — 26.8%
PNC Large Cap Core Equity Fund, Class I Shares†	18,662	227
PNC Small Cap Fund, Class I Shares†	3,101	49

		276

Fixed Income Funds — 41.8%
Eaton Vance Floating-Rate Fund	2,333	21
PNC Bond Fund, Class I Shares†	21,595	230
PNC High Yield Bond Fund, Class I Shares†	4,067	33
PNC Limited Maturity Bond Fund, Class I Shares†	7,520	77
Vanguard Inflation-Protected Securities Fund	2,468	70

		431

International Equity Funds — 12.0%
PNC International Equity Fund, Class I Shares†	6,154	100
Vanguard Emerging Markets Stock Index Fund	689	24

		124

Money Market Fund — 6.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	66,552	67

Real Estate Fund — 4.4%
Vanguard REIT Index Fund	1,729	45

Total Mutual Funds
(Cost $937)		952

EXCHANGE TRADED FUNDS — 9.3%
Commodity Fund — 1.7%
PowerShares DB Commodity Index Tracking Fund*	656	18

Domestic Equity Funds — 6.8%
iShares Dow Jones Select Dividend Index Fund†	381	23
SPDR S&P Dividend ETF	378	24
WisdomTree LargeCap Dividend Fund	401	23

		70

International Equity Funds — 0.8%
iShares MSCI EAFE Small Cap Index Fund†	92	4
Vanguard FTSE All World ex-US Small-Cap ETF	41	4

		8

Total Exchange Traded Funds
(Cost $92)		96

TOTAL INVESTMENTS — 101.5%
(Cost $1,029)**		1,048

Other Assets & Liabilities – (1.5)%		(16)

TOTAL NET ASSETS — 100.0%		$1,032

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $1,029.

Gross unrealized appreciation (000)	$29
Gross unrealized depreciation (000)	(10)

Net unrealized appreciation (000)	$19

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
4

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Exchange Traded Funds	$96	$–	$–	$96

Mutual Funds	952	–	–	952

Total Assets - Investments in Securities	$1,048	$–	$–	$1,048

See Notes to Schedules of Investments.
5

PNC Target 2030 Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 87.8%
Commodity Fund — 1.6%
PIMCO Commodity RealReturn Strategy Fund	2,554	$17

Domestic Equity Funds — 38.2%
PNC Large Cap Core Equity Fund, Class I Shares†	26,757	325
PNC Small Cap Fund, Class I Shares†	4,631	74

		399

Fixed Income Funds — 21.2%
Eaton Vance Floating-Rate Fund	1,964	18
PNC Bond Fund, Class I Shares†	15,496	165
PNC High Yield Bond Fund, Class I Shares†	3,302	27
Vanguard Inflation-Protected Securities Fund	388	11

		221

International Equity Funds — 17.6%
PNC International Equity Fund,
Class I Shares†	8,704	141
Vanguard Emerging Markets Stock Index Fund	1,205	42

		183

Money Market Fund — 5.5%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	57,079	57

Real Estate Fund — 3.7%
Vanguard REIT Index Fund	1,482	39

Total Mutual Funds
(Cost $889)		916

EXCHANGE TRADED FUNDS — 13.7%
Commodity Fund — 3.3%
PowerShares DB Commodity Index
Tracking Fund*	1,263	34

Domestic Equity Funds — 8.0%
iShares Dow Jones Select Dividend Index Fund†	455	28
SPDR S&P Dividend ETF	452	29
WisdomTree LargeCap Dividend Fund	480	27

		84

International Equity Funds — 2.4%
iShares MSCI EAFE Small Cap Index Fund†	292	13
Vanguard FTSE All World ex-US Small-Cap ETF	129	12

		25

Total Exchange Traded Funds
(Cost $138)		143

TOTAL INVESTMENTS — 101.5%
(Cost $1,027)**		1,059

Other Assets & Liabilities – (1.5)%		(16)

TOTAL NET ASSETS — 100.0%		$1,043

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,027.

Gross unrealized appreciation (000)	$40
Gross unrealized depreciation (000)	(8)

Net unrealized appreciation (000)	$32

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
6

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Exchange Traded Funds	$143	$–	$–	$143

Mutual Funds	916	–	–	916

Total Assets - Investments in Securities	$1,059	$–	$–	$1,059

See Notes to Schedules of Investments.
7

PNC Target 2040 Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 85.9%
Commodity Fund — 1.6%
PIMCO Commodity RealReturn Strategy Fund	2,554	$17

Domestic Equity Funds — 45.5%
PNC Large Cap Core Equity Fund,
Class I Shares†	32,091	390
PNC Small Cap Fund,
Class I Shares†	5,553	88

		478

Fixed Income Funds — 9.6%
Eaton Vance Floating-Rate Fund	893	8
PNC Bond Fund,
Class I Shares†	7,044	75
PNC High Yield Bond Fund,
Class I Shares†	1,501	13
Vanguard Inflation-Protected Securities Fund	176	5

		101

International Equity Funds — 21.0%
PNC International Equity Fund,
Class I Shares†	10,507	171
Vanguard Emerging Markets Stock Index Fund	1,437	50

		221

Money Market Fund — 4.5%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	47,365	47

Real Estate Fund — 3.7%
Vanguard REIT Index Fund	1,482	39

Total Mutual Funds
(Cost $867)		903

EXCHANGE TRADED FUNDS — 15.6%
Commodity Fund — 3.3%
PowerShares DB Commodity Index
Tracking Fund*	1,263	34

Domestic Equity Funds — 9.5%
iShares Dow Jones Select Dividend Index Fund†	546	33
SPDR S&P Dividend ETF	541	34
WisdomTree LargeCap Dividend Fund	575	33

		100

International Equity Funds — 2.8%
iShares MSCI EAFE Small Cap Index Fund†	348	15
Vanguard FTSE All World ex-US Small-Cap ETF	154	15

		30

Total Exchange Traded Funds
(Cost $158)		164

TOTAL INVESTMENTS — 101.5%
(Cost $1,025)**		1,067

Other Assets & Liabilities – (1.5)%		(16)

TOTAL NET ASSETS — 100.0%		$1,051

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,025.

Gross unrealized appreciation (000)	$48
Gross unrealized depreciation (000)	(6)

Net unrealized appreciation (000)	$42

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
8

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Exchange Traded Funds	$164	$–	$–	$164

Mutual Funds	903	–	–	903

Total Assets - Investments in Securities	$1,067	$–	$–	$1,067

See Notes to Schedules of Investments.
9

PNC Target 2050 Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 85.5%
Commodity Fund — 1.4%
PIMCO Commodity RealReturn Strategy Fund	2,394	$16

Domestic Equity Funds — 48.3%
PNC Large Cap Core Equity Fund,
Class I Shares†	36,164	440
PNC Small Cap Fund,
Class I Shares†	6,087	96

		536

Fixed Income Funds — 6.3%
Eaton Vance Floating-Rate Fund	626	6
PNC Bond Fund,
Class I Shares†	4,945	53
PNC High Yield Bond Fund,
Class I Shares†	1,045	9
Vanguard Inflation-Protected Securities Fund	123	3

		71

International Equity Funds — 21.4%
PNC International Equity Fund,
Class I Shares†	11,308	184
Vanguard Emerging Markets Stock Index Fund	1,562	54

		238

Money Market Fund — 4.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	53,456	53

Real Estate Fund — 3.3%
Vanguard REIT Index Fund	1,383	36

Total Mutual Funds
(Cost $909)		950

EXCHANGE TRADED FUNDS — 16.0%
Commodity Fund — 2.9%
PowerShares DB Commodity Index Tracking Fund*	1,187	32

Domestic Equity Funds — 10.2%
iShares Dow Jones Select Dividend Index Fund†	613	38
SPDR S&P Dividend ETF	604	38
WisdomTree LargeCap Dividend Fund	654	37

		113

International Equity Funds — 2.9%
iShares MSCI EAFE Small Cap Index Fund†	386	17
Vanguard FTSE All World ex-US Small-Cap ETF	172	16

		33

Total Exchange Traded Funds
(Cost $170)		178

TOTAL INVESTMENTS — 101.5%
(Cost $1,079)**		1,128

Other Assets & Liabilities – (1.5)%		(17)

TOTAL NET ASSETS — 100.0%		$1,111

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,079.

Gross unrealized appreciation (000)	$54
Gross unrealized depreciation (000)	(5)

Net unrealized appreciation (000)	$49

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
10

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Exchange Traded Funds	$178	$–	$–	$178

Mutual Funds	950	–	–	950

Total Assets - Investments in Securities	$1,128	$–	$–	$1,128

See Notes to Schedules of Investments.
11

PNC Balanced Allocation Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 38.1%
Consumer Discretionary — 5.7%
Aaron’s*	4,880	$133
American Axle & Manufacturing Holdings*	9,770	123
CBS, Cl B	2,760	120
Coach	779	38
Coinstar*#	1,340	68
Comcast, Cl A	3,250	129
D.R. Horton	4,300	96
Dorman Products*#	2,770	97
Foot Locker	2,450	84
Ford Motor	5,210	66
Gannett	4,630	93
Home Depot (The)	4,770	327
HSN	2,020	108
Johnson Controls	1,410	44
Leggett & Platt	1,990	61
Limited Brands	4,070	185
Lowe’s	1,277	49
Macy’s	3,260	134
Madison Square Garden (The), Cl A*	2,810	157
McDonald’s	650	62
Penn National Gaming*	1,420	71
Polaris Industries	1,580	138
PVH	1,570	191
Ross Stores	1,630	94
Target	2,313	146
Tractor Supply	980	102
Walt Disney (The)	4,100	224
Wolverine World Wide	1,460	62
Wyndham Worldwide	3,750	226

		3,428

Consumer Staples — 4.2%
Boston Beer (The), Cl A*	480	74
Coca-Cola (The)	8,370	324
Coca-Cola Enterprises	5,020	180
ConAgra Foods	2,620	89
CVS Caremark	2,230	114
Energizer Holdings	806	74
General Mills	1,337	62
Hershey (The)	2,100	175
J.M. Smucker (The)	763	73
Kimberly-Clark	710	67
PepsiCo	2,761	209
Philip Morris International	4,520	415
Procter & Gamble (The)	6,585	502
TreeHouse Foods*	1,160	68
Walgreen	2,060	84
Wal-Mart Stores	230	16

		2,526

Energy — 3.1%
Apache	1,416	105
Atwood Oceanics*	1,320	68
Chevron	2,869	336
ConocoPhillips	2,890	168
Contango Oil & Gas*	1,380	54
Enterprise Products Partners LP	1,820	103
Exxon Mobil	2,725	244
Halliburton	2,543	106
Helmerich & Payne	1,620	107
Linn Energy LLC#	1,410	54

	Number of Shares	Value (000)

Marathon Petroleum	860	$71
Occidental Petroleum	1,050	86
Oil States International*	830	63
Valero Energy	3,928	179
World Fuel Services	2,690	102

		1,846

Financials — 6.7%
Allstate (The)	4,932	227
American Express	1,790	111
AmTrust Financial Services	5,804	193
Bank of America	6,980	78
Bank of the Ozarks	4,710	181
BB&T	3,440	105
Camden Property Trust REIT	1,980	137
Chubb (The)	2,564	216
Credit Acceptance*	870	96
Discover Financial Services	3,169	122
Eagle Bancorp*	2,390	52
Encore Capital Group*	1,430	42
Fidelity National Financial, Cl A	3,180	79
Fifth Third Bancorp	8,410	133
First Niagara Financial Group	5,710	47
Goldman Sachs Group (The)	550	82
Health Care REIT	1,030	66
Home BancShares	2,220	75
JPMorgan Chase	4,488	220
Lincoln National	1,996	59
Loews	1,087	47
M&T Bank	770	79
MetLife	2,990	106
Northern Trust	1,184	63
Portfolio Recovery Associates*	1,750	205
Prosperity Bancshares	1,300	60
Reinsurance Group of America	612	35
RLI	1,730	119
State Street	1,390	79
Travelers (The)	1,099	88
U.S. Bancorp	3,490	119
Ventas REIT	1,190	84
ViewPoint Financial Group	4,520	94
Virtus Investment Partners*	1,260	212
Wells Fargo	6,369	223
World Acceptance*#	980	77

		4,011

Healthcare — 4.3%
Baxter International	1,550	105
Bio-Reference Labs*#	2,850	75
Bristol-Myers Squibb	1,910	71
Celgene*	1,700	175
Cooper Companies (The)	1,280	136
Eli Lilly	1,340	73
Johnson & Johnson	4,257	324
Merck	7,161	306
MWI Veterinary Supply*	1,020	129
Mylan*	4,190	124
Neogen*	1,600	75
Omnicare	2,480	92
PAREXEL International*	3,240	112
Pfizer	12,551	344
ResMed	3,820	170

See Notes to Schedules of Investments.
12

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
St. Jude Medical	5,027	$206
UnitedHealth Group	620	33
WellPoint	1,171	73

		2,623

Industrials — 5.1%
Actuant, Cl A	3,080	94
AMETEK	3,800	159
B/E Aerospace*	4,620	243
Babcock & Wilcox (The)	2,499	68
Boeing (The)	1,970	152
Colfax*	3,630	158
Danaher	1,013	62
EnerSys*	3,240	132
Esterline Technologies*	1,260	87
General Dynamics	1,829	124
General Electric	11,960	278
Genesee & Wyoming, Cl A*	950	85
HEICO	1,610	70
Illinois Tool Works	696	43
Jacobs Engineering Group*	1,990	97
Oshkosh*	2,050	79
Pall	1,980	135
Regal-Beloit	1,090	84
Robert Half International	2,870	102
Triumph Group	1,540	113
Union Pacific	1,120	154
United Parcel Service, Cl B	610	50
United Rentals*	2,700	144
United Technologies	2,530	229
Waste Connections	3,840	131

		3,073

Information Technology — 6.4%
Activision Blizzard	3,070	44
Amphenol, Cl A	2,070	147
Apple	997	440
Autodesk*	1,294	47
Avnet*	3,000	106
CA	2,390	59
Cisco Systems	9,282	194
Cognizant Technology Solutions, Cl A*	1,280	98
Corning	4,110	52
eBay*	4,590	251
EMC*	6,280	144
Google, Cl A*	295	236
Hewlett-Packard	2,336	47
Intel	5,708	119
International Business Machines	1,310	263
Liquidity Services*#	2,410	82
Manhattan Associates*	850	59
Mastercard, Cl A	83	43
Microsoft	12,689	353
Oracle	7,720	264
OSI Systems*	2,580	149
QUALCOMM	4,260	280
Tyler Technologies*	2,550	144
Visa, Cl A	950	151
WEX*	1,510	113

		3,885

	Number of Shares	Value (000)

Materials — 1.3%
Balchem	1,580	$64
CF Industries Holdings	450	90
E.I. du Pont de Nemours	1,910	92
Eastman Chemical	1,450	101
International Paper	4,100	180
Monsanto	1,390	140
Mosaic (The)	950	56
Sigma-Aldrich	410	32
Sonoco Products	991	31

		786

Telecommunication Services — 0.6%
AT&T	5,357	192
Verizon Communications	3,190	149

		341

Utilities — 0.7%
Edison International	366	18
Exelon	1,989	62
National Fuel Gas	1,010	59
NextEra Energy	1,118	80
OGE Energy	2,030	118
PG&E	526	22
Wisconsin Energy	1,560	64

		423
Total Common Stocks (Cost $18,937)		22,942

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae*	13,500	29
Freddie Mac*	6,900	16

Total Preferred Stocks (Cost $375)		45

FOREIGN COMMON STOCKS — 9.0%
Consumer Discretionary — 1.1%
ASOS PLC (United Kingdom)*	1,441	60
Compass Group PLC (United Kingdom)	5,057	61
Domino’s Pizza Group PLC (United Kingdom)	3,676	30
Dufry AG (Switzerland)*	300	41
Inditex SA (Spain)	147	20
Intime Department Store Group (China)	36,357	45
LVMH Moet Hennessy Louis Vuitton SA (France)	205	35
Michael Kors Holdings (Hong Kong)*	2,225	132
Nokian Renkaat OYJ (Finland)	1,290	58
Toyota Motor, ADR (Japan)	1,533	157

		639

Consumer Staples — 0.8%
Anheuser-Busch InBev NV, ADR (Belgium)	957	90
Associated British Foods PLC (United Kingdom)	1,275	36
Cia de Bebidas das Americas, ADR (Brazil)	466	21
Diageo PLC, ADR (United Kingdom)	438	52
Hengan International Group (China)	2,854	29
Jeronimo Martins SGPS SA (Portugal)	404	8
Koninklijke Ahold NV (Netherlands)	3,133	45
Nestle SA (Switzerland)	2,328	162
Puregold Price Club (Philippines)	51,400	52
Reckitt Benckiser Group PLC (United Kingdom)	175	12

		507

See Notes to Schedules of Investments.
13

PNC Balanced Allocation Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Energy — 1.0%
BG Group PLC (United Kingdom)	2,036	$36
Ensco PLC, Cl A (United Kingdom)	3,350	201
Modec (Japan)	2,000	52
Noble (Switzerland)	1,992	71
Petrofac (United Kingdom)	1,550	34
Petroleum Geo-Services ASA (Norway)	2,299	36
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	375	38
Subsea 7 SA (United Kingdom)	789	19
Transocean (Switzerland)*	567	30
Tullow Oil PLC (United Kingdom)	3,046	56

		573

Financials — 1.1%
China Overseas Land & Investment (Hong Kong)	12,899	39
Chongqing Rural Commercial Bank, Cl H (China)	49,542	28
Deutsche Wohnen AG (Germany)	3,276	60
FirstService (Canada)*	1,800	57
Hargreaves Lansdown PLC (United Kingdom)	3,121	41
Hong Kong Exchanges and Clearing (Hong Kong)	1,177	21
IRF European Finance Investments (United Kingdom)* (A) (B)	31,579	–
Lazard, Cl A (Bermuda)	1,943	70
Mitsubishi Estate (Japan)	4,000	100
Mitsubishi UFJ Financial Group, ADR (Japan)	8,175	45
PartnerRe (Bermuda)	798	71
Standard Chartered PLC (United Kingdom)	2,506	68
Swiss Re AG (Switzerland)*	675	54
Vib Vermoegen AG (Germany)	1,821	23

		677

Healthcare — 1.8%
Abcam PLC (United Kingdom)	9,068	59
Bayer AG (Germany)	600	59
Coloplast A/S, Cl B (Denmark)	750	39
Covidien PLC (Ireland)	3,010	191
Elekta AB, Cl B (Sweden)	2,276	34
Novo Nordisk A/S, ADR (Denmark)	718	126
Roche Holding AG (Switzerland)	395	90
Sanofi, ADR (France)	1,320	62
Sawai Pharmaceutical (Japan)	300	33
Shire PLC, ADR (Ireland)	2,200	206
Sonova Holding AG (Switzerland)*	370	44
Teva Pharmaceutical Industries, ADR (Israel)	2,286	86
Warner Chilcott, Cl A (Ireland)	4,010	54

		1,083

Industrials — 0.8%
ABB, ADR (Switzerland)*	3,308	75
Eaton PLC (Ireland)	1,450	90
FANUC (Japan)	404	62
Metso OYJ (Finland)	837	36
Nabtesco (Japan)	2,000	37
Rational AG (Germany)	141	47
SMC (Japan)	200	35
Weir Group (The) PLC (United Kingdom)	1,870	66
Zoomlion Heavy Industry Science and Technology, Cl H (China)	22,219	29

		477

	Number of Shares	Value (000)

Information Technology — 1.7%
AAC Technologies Holdings (China)	14,400	$61
Accenture PLC, Cl A (Ireland)	2,000	149
Anritsu (Japan)	3,000	44
ARM Holdings PLC, ADR (United Kingdom)	2,434	106
Axis Communications AB (Sweden)	2,297	60
Dassault Systemes SA (France)	550	62
Hexagon AB, Cl B (Sweden)	2,399	68
NQ Mobile, ADR (China)*#	4,854	34
Open Text (Canada)*#	1,270	70
Opera Software ASA (Norway)	4,436	28
Qihoo 360 Technology, ADR (China)*#	1,824	56
SAP AG, ADR (Germany)#	1,642	128
Tencent Holdings (China)	2,965	102
Wirecard AG (Germany)	2,515	66

		1,034

Materials — 0.4%
First Quantum Minerals (Canada)	1,700	32
Fresnillo PLC (Mexico)	2,102	49
Randgold Resources, ADR (Jersey)	476	39
Rio Tinto PLC, ADR (United Kingdom)#	1,375	74
Syngenta AG, ADR (Switzerland)	908	77

		271

Telecommunication Services — 0.2%
Softbank (Japan)	1,200	45
Telenor ASA (Norway)	2,948	63

		108

Utilities — 0.1%
Red Electrica SA (Spain)	864	48

		48

Total Foreign Common Stocks (Cost $4,594)		5,417

EXCHANGE TRADED FUNDS — 12.6%
iShares MSCI EAFE Value Index†#	81,658	4,052
iShares MSCI Emerging Markets Index Fund†	54,711	2,364
SPDR S&P 500 ETF Trust	8,035	1,217

Total Exchange Traded Funds (Cost $8,462)		7,633

FOREIGN EQUITY CERTIFICATES — 0.1%
Financials — 0.1%
Yes Bank, (India), Issued by J.P. Morgan Structured Products B.V., Expires 09/21/15	5,209	45

Industrials — 0.0%
Sobha Developers, (India), Issued by J.P. Morgan Structured Products B.V., Expires 01/25/18	2,900	21

Total Foreign Equity Certificates (Cost $67)		66

See Notes to Schedules of Investments.
14

	Par (000)	Value (000)
ASSET BACKED SECURITY — 0.2%
Credit Cards — 0.2%
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	$145	$146

Total Asset Backed Security (Cost $145)		146

COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
Ginnie Mae,
Series 2009-111, Cl A
3.486%, 08/16/39	64	65

Total Collateralized Mortgage Obligation (Cost $64)		65

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.9%
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	483	526

Total Commercial Mortgage-Backed Security (Cost $478)		526

CORPORATE BONDS — 13.0%
Aerospace — 0.2%
L-3 Communications
4.950%, 02/15/21	50	56
Spirit Aerosystems
6.750%, 12/15/20	40	43

		99

Automotive — 0.1%
BorgWarner
4.625%, 09/15/20	40	44

Cable — 0.9%
AMC Networks
7.750%, 07/15/21	40	45
Belo
8.000%, 11/15/16	50	54
Comcast
4.250%, 01/15/33	90	91
DIRECTV Holdings LLC
4.600%, 02/15/21	85	91
DISH DBS
7.750%, 05/31/15	50	55
Historic TW
6.625%, 05/15/29	65	81
NBCUniversal Media LLC
5.150%, 04/30/20	35	42
News America
8.450%, 08/01/34	25	34
6.650%, 11/15/37	45	56

		549

Consumer Discretionary — 0.1%
Hasbro
6.300%, 09/15/17	50	58

	Par (000)	Value (000)

Consumer Services — 0.4%
Block Financial LLC
5.500%, 11/01/22	$50	$52
H&E Equipment Services
7.000%, 09/01/22 144A	25	27
Live Nation Entertainment
8.125%, 05/15/18 144A	30	33
Royal Caribbean Cruises
11.875%, 07/15/15	27	33
7.500%, 10/15/27	26	29
Wynn Las Vegas LLC
5.375%, 03/15/22	55	58

		232

Energy — 1.7%
Boardwalk Pipelines LP
3.375%, 02/01/23	75	73
Chesapeake Energy
6.500%, 08/15/17	45	49
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	50	54
Copano Energy LLC
7.750%, 06/01/18	30	32
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	40	48
EQT
8.125%, 06/01/19	60	75
Hess
5.600%, 02/15/41	45	48
Kerr-McGee
7.875%, 09/15/31	60	79
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	80	101
Nexen
5.875%, 03/10/35	45	54
ONEOK Partners LP
6.125%, 02/01/41	15	17
Peabody Energy
7.875%, 11/01/26	40	43
Petrobras International Finance
3.875%, 01/27/16	70	73
Rowan
4.875%, 06/01/22	75	82
Samson Investment
9.750%, 02/15/20 144A	25	27
Tesoro
5.375%, 10/01/22	15	16
Transocean
6.375%, 12/15/21	40	47
Weatherford International
5.125%, 09/15/20	75	81
Williams Partners LP
4.125%, 11/15/20	45	48

		1,047

Financials — 2.9%
Bank of America
5.625%, 07/01/20	125	146
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	100	101
Capital One Financial
6.750%, 09/15/17	80	97

See Notes to Schedules of Investments.
15

PNC Balanced Allocation Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Citigroup
4.875%, 05/07/15	$125	$134
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	70	75
Credit Suisse
5.400%, 01/14/20	50	56
First Niagara Financial Group
6.750%, 03/19/20	80	95
7.250%, 12/15/21	10	12
General Electric Capital
5.500%, 01/08/20	80	95
HSBC Holdings PLC
5.100%, 04/05/21	75	87
International Lease Finance
6.500%, 09/01/14 144A	50	53
JPMorgan Chase
6.125%, 06/27/17	150	177
Mellon Funding
5.500%, 11/15/18	90	106
Merrill Lynch (MTN)
6.875%, 04/25/18	45	55
Morgan Stanley
5.450%, 01/09/17	125	140
4.750%, 03/22/17	25	28
4.875%, 11/01/22	25	27
Royal Bank of Canada
1.200%, 09/19/17	105	105
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	100	102
Wachovia Capital Trust III
5.570%, 03/29/49 (C)	60	60

		1,751

Food, Beverage & Tobacco — 0.3%
Constellation Brands
8.375%, 12/15/14	50	55
Del Monte
7.625%, 02/15/19	35	37
HJ Heinz Finance
6.750%, 03/15/32	40	43
TreeHouse Foods
7.750%, 03/01/18	65	70

		205

Healthcare — 0.7%
AbbVie
1.750%, 11/06/17 144A	90	91
DaVita HealthCare Partners
5.750%, 08/15/22	30	31
Endo Health Solutions
7.000%, 07/15/19	40	44
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	45	46
HCA
8.500%, 04/15/19	40	44
Johnson & Johnson
5.950%, 08/15/37	45	60
Life Technologies
5.000%, 01/15/21	40	43

	Par (000)	Value (000)

Mylan
7.875%, 07/15/20 144A	$50	$58

		417

Industrials — 1.0%
Amphenol
4.000%, 02/01/22	50	52
Avnet
4.875%, 12/01/22	45	46
Bombardier
7.750%, 03/15/20 144A	40	46
CRH America
4.125%, 01/15/16	75	79
General Electric
4.125%, 10/09/42	50	50
Huntington Ingalls Industries
6.875%, 03/15/18	50	54
Interface
7.625%, 12/01/18	50	54
Masco
7.125%, 03/15/20	45	53
Owens-Illinois
7.800%, 05/15/18	50	59
Pulte Group
6.375%, 05/15/33	60	61
Valmont Industries
6.625%, 04/20/20	40	47

		601

Insurance — 0.7%
Aon
3.500%, 09/30/15	65	68
Berkshire Hathaway Finance
4.250%, 01/15/21	45	51
MetLife
6.400%, 12/15/66	65	70
Principal Financial Group
8.875%, 05/15/19	45	61
Prudential Financial (MTN)
4.500%, 11/15/20	55	62
Reinsurance Group of America
6.450%, 11/15/19	65	78

		390

Materials — 0.6%
Alcoa
5.400%, 04/15/21	60	63
ArcelorMittal
6.750%, 02/25/22	50	55
7.500%, 10/15/39	30	31
Carpenter Technology
4.450%, 03/01/23	45	46
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	65	65
International Paper
7.500%, 08/15/21	70	91

		351

Real Estate Investment Trusts — 0.5%
Digital Realty Trust LP
4.500%, 07/15/15	60	64

See Notes to Schedules of Investments.
16

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — continued
Felcor Lodging LP
5.625%, 03/01/23 144A	$25	$25
Health Care REIT
5.250%, 01/15/22	55	62
ProLogis LP
4.500%, 08/15/17	15	16
6.625%, 12/01/19	75	91
Realty Income
5.750%, 01/15/21	50	58

		316

Retail — 0.8%
Advance Auto Parts
5.750%, 05/01/20	50	55
Darden Restaurants
3.350%, 11/01/22	50	48
JC Penney
5.750%, 02/15/18	25	21
Kroger
6.400%, 08/15/17	55	66
Limited Brands
8.500%, 06/15/19	50	61
Safeway
4.750%, 12/01/21#	105	109
Wal-Mart Stores
5.250%, 09/01/35	30	36
5.625%, 04/01/40	50	63

		459

Technology — 0.5%
Hewlett-Packard
3.000%, 09/15/16	25	26
3.750%, 12/01/20	60	59
KLA-Tencor
6.900%, 05/01/18	50	60
Mantech International
7.250%, 04/15/18	50	53
Seagate HDD Cayman
7.750%, 12/15/18	50	54
Xerox
6.400%, 03/15/16	50	56

		308

Telecommunications — 0.4%
AT&T
6.300%, 01/15/38	65	79
GTE
6.940%, 04/15/28	85	110
SBA Telecommunications
5.750%, 07/15/20 144A	25	26
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	50	52

		267

Transportation — 0.3%
Burlington Northern Santa Fe LLC
5.750%, 05/01/40	50	60
Florida East Coast Railway
8.125%, 02/01/17	25	27
Penske Truck Leasing LP
3.750%, 05/11/17 144A	40	42

	Par (000)	Value (000)

PHI
8.625%, 10/15/18	$40	$44

		173

Utilities — 0.9%
Calpine
7.500%, 02/15/21 144A	38	41
CMS Energy
5.050%, 03/15/22	45	51
Duke Energy Carolinas LLC
4.000%, 09/30/42	50	50
Exelon Generation LLC
4.000%, 10/01/20	95	100
MidAmerican Energy Holdings
6.125%, 04/01/36	55	69
PPL Capital Funding
3.500%, 12/01/22	50	51
Progress Energy
7.050%, 03/15/19	35	44
Puget Energy
6.000%, 09/01/21	50	56
Toledo Edison
7.250%, 05/01/20	75	97

		559

Total Corporate Bonds (Cost $7,337)		7,826

MUNICIPAL BOND — 0.1%
Texas — 0.1%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	40	49

Total Municipal Bond (Cost $49)		49

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.5%
Federal Home Loan Mortgage Corporation — 0.3%
3.500%, 06/01/42	171	181

Federal National Mortgage Association — 5.3%
5.500%, 07/01/33	8	9
5.500%, 05/01/35	52	58
5.000%, 08/01/40	293	320
4.500%, 06/01/40	326	362
4.500%, 10/01/40	101	109
4.500%, 01/01/41	210	226
4.000%, 03/01/26	63	67
4.000%, 12/01/40	162	173
4.000%, 01/01/41	205	224
4.000%, 02/01/41	193	206
4.000%, 02/01/42	203	217
3.500%, 01/01/26	169	179
3.500%, 03/01/41	178	188
3.500%, 06/01/42	205	217
3.500%, 11/01/42	198	209
3.000%, 06/01/27	195	206
3.000%, 11/01/42	202	209

		3,179

See Notes to Schedules of Investments.
17

PNC Balanced Allocation Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Government National Mortgage Association — 0.9%
6.500%, 09/15/28	$5	$6
4.500%, 08/15/39	179	196
4.000%, 09/15/41	154	167
3.500%, 07/15/42	81	88
3.500%, 12/20/42	99	106

		563

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $3,804)		3,923

U.S. TREASURY OBLIGATIONS — 13.4%
U.S. Treasury Bonds — 1.8%
4.500%, 02/15/36	520	664
3.750%, 08/15/41	355	404

		1,068

U.S. Treasury Notes — 11.6%
4.250%, 08/15/13	550	560
2.625%, 01/31/18	45	49
2.625%, 08/15/20	40	44
2.375%, 08/31/14	1,160	1,197
2.250%, 01/31/15	200	208
2.000%, 02/15/22	40	41
1.625%, 08/15/22	585	576
1.375%, 03/15/13	825	825
1.375%, 05/15/13	245	246
1.250%, 10/31/15	115	118
1.250%, 01/31/19	135	137
1.000%, 07/15/13	660	662
1.000%, 01/15/14	1,265	1,274
0.375%, 01/15/16	1,070	1,071

		7,008

Total U.S. Treasury Obligations
(Cost $8,080)		8,076

	Number of Shares
MONEY MARKET FUND — 5.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (D)	3,478,305	3,478

Total Money Market Fund
(Cost $3,478)		3,478

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.9%
(Cost $55,870)		60,192

	Number of Shares	Value (000)
SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 8.2%
Money Market Fund — 8.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	4,932,421	$4,932

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $4,932)		4,932

TOTAL INVESTMENTS — 108.1%
(Cost $60,802)**		65,124

Other Assets & Liabilities – (8.1)%		(4,871)

TOTAL NET ASSETS — 100.0%		$60,253

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $60,944.

Gross unrealized appreciation (000)	$6,307
Gross unrealized depreciation (000)	(2,127)

Net unrealized appreciation (000)	$4,180

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 4,829 (000).
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of February 28, 2013.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2013.
(D)	All or a portion of the security was held as collateral for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $571 (000) and represents 0.9% of net assets as of February 28, 2013.

See Notes to Schedules of Investments.
18

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Euro Stoxx 50	1	$34	03/16/13	$1
Nikkei 225®	1	115	03/08/13	21

		$149		$22

Cash in the amount of $8,135 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $164,225 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Asset Backed Security	$–	$146	$–	$146
Collateralized Mortgage Obligation	–	65	–	65
Commercial Mortgage-Backed Security	–	526	–	526
Common Stocks	22,942	–	–	22,942
Corporate Bonds	–	7,826	–	7,826
Exchange Traded Funds	7,633	–	–	7,633
Foreign Common Stocks	2,734	2,683	–	5,417
Foreign Equity Certificates	–	66	–	66
Money Market Fund	3,478	–	–	3,478
Municipal Bond	–	49	–	49
Preferred Stocks	45	–	–	45
Short Term Investment Purchased with Collateral From Securities Loaned	4,932	–	–	4,932
U.S. Government Agency Mortgage-Backed Obligations	–	3,923	–	3,923
U.S. Treasury Obligations	–	8,076	–	8,076

Total Assets - Investments in Securities	$41,764	$23,360	$–	$65,124

Other Financial Instruments
Futures Contracts	$22	$–	$–	$22

Total Assets - Other Financial Instruments	$22	$–	$–	$22

See Notes to Schedules of Investments.
19

PNC International Equity Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 93.0%
Consumer Discretionary — 15.8%
ASOS PLC (United Kingdom)*	51,211	$2,124
Barratt Developments PLC (United Kingdom)*	1,898,046	6,890
Bellway PLC (United Kingdom)	288,027	5,054
Bridgestone (Japan)	42,800	1,314
Christian Dior SA (France)*	25,000	4,163
Compass Group PLC (United Kingdom)	183,573	2,224
Domino’s Pizza Group PLC (United Kingdom)	122,707	998
Dufry AG (Switzerland)*	10,700	1,453
Duni AB (Sweden)	305,700	2,842
Inditex SA (Spain)	5,350	715
Intime Department Store Group (China)	1,138,587	1,394
Lottomatica Group SpA (Italy)	140,329	3,232
Luxottica Group SpA (Italy)	21,227	990
LVMH Moet Hennessy Louis Vuitton SA (France)	11,194	1,921
Michael Kors Holdings (Hong Kong)*	13,194	782
Nokian Renkaat OYJ (Finland)	37,302	1,689
Persimmon PLC (United Kingdom)	436,245	6,034
Swatch Group AG (The) (Switzerland)	982	558
Taylor Wimpey PLC (United Kingdom)*	4,964,765	6,087
Toyota Motor (Japan)	41,100	2,111
Toyota Motor, ADR (Japan)	49,455	5,074
WPP PLC (United Kingdom)	60,302	961

		58,610

Consumer Staples — 9.2%
Anheuser-Busch InBev NV (Belgium)	7,483	701
Anheuser-Busch InBev NV, ADR (Belgium)	31,254	2,937
Asahi Group Holdings (Japan)	153,600	3,878
Associated British Foods PLC (United Kingdom)	46,500	1,305
Cia de Bebidas das Americas, ADR (Brazil)	16,656	739
Diageo PLC (United Kingdom)	52,323	1,569
Diageo PLC, ADR (United Kingdom)	14,726	1,763
Greencore Group PLC (Ireland)	3,228,843	4,772
Hengan International Group (China)	103,119	1,045
Jeronimo Martins SGPS SA (Portugal)	13,599	271
Koninklijke Ahold NV (Netherlands)	87,062	1,249
Meiji Holdings (Japan)	69,334	2,983
Nestle SA (Switzerland)	91,338	6,376
Nichirei (Japan)	239,000	1,346
Puregold Price Club (Philippines)*	1,163,000	1,184
Reckitt Benckiser Group PLC (United Kingdom)	5,919	397
Tesco PLC (United Kingdom)	40,294	226
Unicharm (Japan)	15,300	887
Unilever NV (Netherlands)	16,596	644

		34,272

Energy — 5.5%
BG Group PLC (United Kingdom)	102,399	1,806
Cenovus Energy (Canada)	7,776	252
ENI SpA (Italy)	19,577	445
Etablissements Maurel et Prom (France)	123,900	2,260
Modec (Japan)	67,000	1,747
Petrofac (United Kingdom)	50,800	1,117
Petroleum Geo-Services ASA (Norway)*	83,867	1,319
Royal Dutch Shell PLC, Cl A (Netherlands)	36,175	1,188
Sasol (South Africa)	74,150	3,154
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	13,560	1,358
Subsea 7 SA (United Kingdom)	54,296	1,282
Suncor Energy (Canada)	17,355	526
Thai Oil PCL (Thailand)	1,059,850	2,494

	Number of Shares	Value (000)
Total SA (France)	5,201	$260
Tullow Oil PLC (United Kingdom)	79,152	1,454

		20,662

Financials — 14.5%
AIA Group (Hong Kong)	393,003	1,700
Anglo Irish Bank PLC (Ireland)* (A) (B) (C)	435,474	–
AXA SA (France)	38,750	670
Bangkok Bank PCL (Thailand)	29,000	213
Bank of Yokohama (Japan)	101,993	525
Barclays PLC (United Kingdom)	199,385	925
BNP Paribas SA (France)	18,293	1,023
China Overseas Land & Investment (Hong Kong)	466,101	1,412
Chongqing Rural Commercial Bank, Cl H (China)*	1,790,458	1,003
Daito Trust Construction (Japan)	4,700	421
Deutsche Bank AG (Germany)	17,928	819
Deutsche Wohnen AG (Germany)	107,705	1,974
DNB ASA (Norway)	270,244	4,017
Hannover Rueckversicherung AG (Germany)	46,300	3,615
Hargreaves Lansdown PLC (United Kingdom)	111,113	1,458
Hong Kong Exchanges and Clearing (Hong Kong)	38,360	689
HSBC Holdings PLC (United Kingdom)	179,623	1,989
ICICI Bank, ADR (India)	9,168	384
ING Groep NV (Netherlands)*	140,196	1,122
Intesa Sanpaolo SpA (Italy)	300,852	484
Investor AB, Cl B (Sweden)	127,645	3,730
IRF European Finance Investments (United Kingdom)* (B) (C)	284,500	4
Lloyds Banking Group PLC (United Kingdom)*	145,588	120
Mitsubishi Estate (Japan)	149,000	3,714
Mitsubishi UFJ Financial Group (Japan)	97,800	542
Mitsubishi UFJ Financial Group, ADR (Japan)	263,916	1,462
Muenchener Rueckversicherungs AG (Germany)	20,700	3,713
Prudential PLC (United Kingdom)	78,375	1,163
Sony Financial Holdings (Japan)	31,500	497
Standard Chartered PLC (United Kingdom)	152,353	4,136
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	5,210
Swiss Re AG (Switzerland)	22,000	1,760
Tokio Marine Holdings (Japan)	34,400	970
United Overseas Bank (Singapore)	34,052	523
Vib Vermoegen AG (Germany)	66,412	823
Wharf Holdings (Hong Kong)	41,898	366
Zurich Insurance Group AG (Switzerland)	2,876	785

		53,961

Healthcare — 8.9%
Abcam PLC (United Kingdom)	238,834	1,542
Astellas Pharma (Japan)	13,600	735
Bayer AG (Germany)	29,670	2,930
Cie Generale d’Optique Essilor International SA (France)	8,508	876
Coloplast A/S, Cl B (Denmark)	29,750	1,552
CSL (Australia)	12,541	769
Elekta AB, Cl B (Sweden)	81,856	1,226
Fresenius SE & Co KGaA (Germany)	10,766	1,321
GlaxoSmithKline PLC (United Kingdom)	34,320	756
Novartis AG (Switzerland)	57,458	3,891
Novo Nordisk A/S, ADR (Denmark)	22,717	3,975
Roche Holding AG (Switzerland)	20,511	4,693
Sawai Pharmaceutical (Japan)	11,600	1,258

See Notes to Schedules of Investments.
20

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Healthcare — continued
Shire PLC, ADR (Ireland)	16,308	$1,527
Sonova Holding AG (Switzerland)	12,000	1,435
Teva Pharmaceutical Industries, ADR (Israel)	106,838	3,996
Transgene SA (France)*	48,205	541

		33,023

Industrials — 9.8%
ABB, ADR (Switzerland)#	81,771	1,858
Aggreko PLC (United Kingdom)	18,555	476
Alfa Laval AB (Sweden)	23,805	552
Assa Abloy AB, Cl B (Sweden)	17,357	686
BBA Aviation PLC (United Kingdom)	290,796	1,124
Brambles (Australia)	98,051	875
Capita PLC (United Kingdom)	56,202	701
European Aeronautic Defence and Space NV (Netherlands)	4,312	220
Experian PLC (Ireland)	26,997	447
FANUC (Japan)	21,135	3,259
Intertek Group PLC (United Kingdom)	6,513	329
JGC (Japan)	18,995	524
Kone OYJ, Cl B (Finland)#	56,900	4,591
Konecranes OYJ (Finland)	86,782	3,156
Kubota (Japan)	48,000	579
Larsen & Toubro, GDR (India)*	7,966	200
Loomis AB, Cl B (Sweden)	34,196	655
Metso OYJ (Finland)	23,080	987
Mitsubishi Heavy Industries (Japan)	77,000	427
Mitsui (Japan)	36,800	545
Nabtesco (Japan)	58,200	1,073
Rational AG (Germany)	5,218	1,724
Safran SA (France)	31,699	1,449
Siemens AG (Germany)	4,046	420
SMC (Japan)	6,900	1,196
Trevi Finanziaria Industriale SpA (Italy)	205,805	1,416
Vallourec SA (France)	13,311	707
Weir Group (The) PLC (United Kingdom)	62,603	2,220
YIT OYJ (Finland)	132,938	2,959
Zoomlion Heavy Industry Science and Technology, Cl H (China)	720,173	951

		36,306

Information Technology — 12.9%
AAC Technologies Holdings (China)	434,456	1,844
Accenture PLC, Cl A (Ireland)	18,200	1,353
Anritsu (Japan)	98,000	1,449
ARM Holdings PLC, ADR (United Kingdom)	80,271	3,493
Axis Communications AB (Sweden)#	74,866	1,953
Baidu, ADR (China)*	7,952	722
Cap Gemini SA (France)	6,808	334
Dassault Systemes SA (France)	14,450	1,637
Hexagon AB, Cl B (Sweden)	96,224	2,733
Infosys, ADR (India)#	65,390	3,526
NQ Mobile, ADR (China)*	164,889	1,141
Opera Software ASA (Norway)	161,736	1,012
Qihoo 360 Technology, ADR (China)*#	61,368	1,888
Samsung Electronics (South Korea)	5,117	7,248
SAP AG (Germany)	21,937	1,713
SAP AG, ADR (Germany)#	44,400	3,472
Taiwan Semiconductor Manufacturing (Taiwan)	9,000	32
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	109,306	1,995

	Number of Shares	Value (000)

Telefonaktiebolaget LM Ericsson, Cl B (Sweden)	89,545	$1,089
Tencent Holdings (China)	107,143	3,689
Wincor Nixdorf AG (Germany)	67,358	3,406
Wirecard AG (Germany)	92,451	2,424

		48,153

Materials — 11.9%
BASF SE (Germany)	37,800	3,550
BHP Billiton PLC (United Kingdom)	34,341	1,084
BHP Billiton PLC, ADR (United Kingdom)	36,700	2,319
CRH PLC (Ireland)	102,175	2,216
First Quantum Minerals (Canada)	60,000	1,118
Fresnillo PLC (Mexico)	70,946	1,660
HeidelbergCement AG (Germany)	14,829	1,019
Imerys SA (France)	51,252	3,442
Linde AG (Germany)	9,419	1,705
Methanex (Canada)#	108,200	3,961
Potash of Saskatchewan (Canada)	17,312	695
Randgold Resources, ADR (Jersey)	16,069	1,332
Rexam PLC (United Kingdom)	399,760	3,115
Rio Tinto PLC (United Kingdom)	22,893	1,224
Rio Tinto PLC, ADR (United Kingdom)#	48,780	2,616
Showa Denko KK (Japan)#	1,579,000	2,450
Solvay SA (Belgium)	18,950	2,699
Svenska Cellulosa AB, Cl B (Sweden)	4,997	122
Symrise AG (Germany)	105,130	3,981
Syngenta AG (Switzerland)	2,877	1,221
Syngenta AG, ADR (Switzerland)	33,669	2,861

		44,390

Telecommunication Services — 3.2%
Deutsche Telekom AG (Germany)	197,200	2,113
Freenet AG (Germany)	62,488	1,394
KDDI (Japan)	41,900	3,147
Softbank (Japan)	65,800	2,437
Telenor ASA (Norway)	81,800	1,759
Vodafone Group PLC (United Kingdom)	372,338	934

		11,784

Utilities — 1.3%
Guangdong Investment (Hong Kong)	2,784,000	2,393
National Grid PLC (United Kingdom)	83,105	918
Red Electrica SA (Spain)	28,120	1,555

		4,866

Total Foreign Common Stocks
(Cost $307,950)		346,027

PREFERRED STOCK — 0.4%
Consumer Discretionary — 0.4%
Volkswagen AG (Germany)	6,184	1,345

Total Preferred Stock
(Cost $976)		1,345

EXCHANGE TRADED FUND — 0.4%
iShares MSCI EAFE Index Fund†	26,428	1,538

Total Exchange Traded Fund
(Cost $1,525)		1,538

See Notes to Schedules of Investments.
21

PNC International Equity Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
FOREIGN EQUITY CERTIFICATES — 0.6%
Financials — 0.4%
Yes Bank, (India), Issued by J.P. Morgan Structured Products B.V., Expires 09/21/15	188,810	$1,629

Industrials — 0.2%
Sobha Developers, (India), Issued by J.P. Morgan Structured Products B.V., Expires 01/25/18	95,100	678

Total Foreign Equity Certificates
(Cost $2,350)		2,307

MONEY MARKET FUND — 5.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (D)	20,990,734	20,991

Total Money Market Fund
(Cost $20,991)		20,991

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.1%
(Cost $333,792)		372,208

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 7.2%
Money Market Fund — 7.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	26,899,194	26,899

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $26,899)		26,899

TOTAL INVESTMENTS — 107.3%
(Cost $360,691)**		399,107

Other Assets & Liabilities – (7.3)%		(27,205)

TOTAL NET ASSETS — 100.0%		$371,902

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $361,337.

Gross unrealized appreciation (000)	$62,642
Gross unrealized depreciation (000)	(24,872)

Net unrealized appreciation (000)	$37,770

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 25,943 (000).
(A)	Value is less than $500.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $4 (000) and represents 0.0% of net assets as of February 28, 2013.
(D)	All or a portion of the security was held as collateral for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
DAX Index Future	6	$1,515	03/16/13	$20
Euro Stoxx 50	43	1,455	03/16/13	27
Hang Seng Index Future	10	1,455	03/28/13	25
Nikkei 225®	34	3,923	03/08/13	730

		$8,348		$802

Cash in the amount of $508,143 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $9,186,416 have been segregated by the Fund.

See Notes to Schedules of Investments.
22

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Exchange Traded Fund	$1,538	$–	$–	$1,538
Foreign Common Stocks	60,875	285,148	4	346,027
Foreign Equity Certificates	–	2,307	–	2,307
Money Market Fund	20,991	–	–	20,991
Preferred Stock	–	1,345	–	1,345
Short Term Investment Purchased with Collateral From Securities Loaned	26,899	–	–	26,899

Total Assets - Investments in Securities	$110,303	$288,800	$4	$399,107

Other Financial Instruments
Futures Contracts	$802	$–	$–	$802

Total Assets - Other Financial Instruments	$802	$–	$–	$802

The Fund held securities valued at $5,991 (000) as of May 31, 2012 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the nine month period ended February 28, 2013. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2012 that are now being fair value adjusted as of February 28, 2013. The value of securities that were transferred to Level 2 as of February 28, 2013 is $7,614 (000).

See Notes to Schedules of Investments.
23

PNC International Equity Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

At February 28, 2013, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Stocks, Rights and Equity Certificates
United Kingdom	19.9%	$73,936
Japan	12.5	46,549
Germany	11.7	43,461
Switzerland	7.2	26,891
Sweden	5.6	20,798
France	5.2	19,283
China	3.7	13,677
Finland	3.6	13,382
Ireland	2.8	10,316
Norway	2.2	8,106
Hong Kong	2.0	7,342
South Korea	1.9	7,248
Italy	1.8	6,569
Canada	1.8	6,551
Belgium	1.7	6,338
Netherlands	1.6	6,052
Denmark	1.5	5,527
India	1.1	4,111
Israel	1.1	3,996
South Africa	0.8	3,154
Thailand	0.7	2,707
Spain	0.6	2,270
Taiwan	0.5	2,027
Mexico	0.4	1,660
Australia	0.4	1,643
Austria	0.4	1,358
Jersey	0.4	1,332
Philippines	0.3	1,184
Brazil	0.2	739
Luxembourg	0.2	678
Singapore	0.1	523
Portugal	0.1	271

Foreign Stocks, Rights and Equity Certificates	94.0	349,679
Exchange Traded Fund	0.4	1,538
Affiliated Money Market Fund	5.7	20,991

Total Investments Before Collateral for Loaned Securities	100.1	372,208
Short Term Investments Held as Collateral for Loaned Securities	7.2	26,899

Total Investments	107.3	399,107
Other Assets and Liabilities	(7.3)	(27,205)

Net Assets	100.0%	$371,902

See Notes to Schedules of Investments.
24

PNC Large Cap Core Equity Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 98.7%
Consumer Discretionary — 12.2%
Comcast, Cl A	14,170	$564
Gannett	15,110	303
Home Depot (The)	9,550	654
Limited Brands	7,750	353
Macy’s	10,680	439
Polaris Industries	3,230	282
PVH	3,010	367
Ross Stores	3,690	214
Walt Disney (The)	5,380	294

		3,470

Consumer Staples — 11.6%
Coca-Cola (The)	13,930	539
ConAgra Foods	12,770	436
CVS Caremark	7,960	407
Hershey (The)	7,260	605
Philip Morris International	4,800	441
Procter & Gamble (The)	11,254	857

		3,285

Energy — 9.6%
Chevron	6,970	816
Ensco PLC, CI A (United Kindom)	4,720	284
Exxon Mobil	10,757	963
Helmerich & Payne	5,230	347
Valero Energy	7,120	325

		2,735

Financials — 14.8%
American Express	6,653	413
Chubb (The)	5,381	452
Citigroup	10,610	445
Discover Financial Services	6,890	265
Fifth Third Bancorp	22,380	355
Goldman Sachs Group (The)	2,470	370
JPMorgan Chase	14,600	714
M&T Bank	3,010	307
State Street	4,800	272
Wells Fargo	17,232	605

		4,198

Healthcare — 13.5%
Allergan	3,440	373
Cooper Companies (The)	3,020	320
Covidien PLC (Ireland)	7,648	486
Johnson & Johnson	7,639	581
Merck	5,031	215
Mylan*	11,440	339
Pfizer	22,041	603
ResMed	7,750	345
Shire PLC, ADR (Ireland)	3,351	314
UnitedHealth Group	5,010	268

		3,844

Industrials — 10.3%
Boeing (The)	3,850	296
General Electric	34,544	802
Jacobs Engineering Group*	6,100	298
Pall	4,300	293
Robert Half International	9,530	339
Union Pacific	3,685	506

	Number of Shares	Value (000)

United Technologies	4,320	$391

		2,925

Information Technology — 17.2%
Accenture PLC, Cl A (Ireland)	4,090	304
Apple	1,584	699
Cisco Systems	22,190	463
eBay*	9,590	524
EMC*	12,173	280
Google, Cl A*	409	328
Intel	12,393	258
International Business Machines	2,076	417
Microsoft	10,120	281
Oracle	15,453	530
QUALCOMM	8,180	537
Visa, Cl A	1,650	262

		4,883

Materials — 4.3%
Agrium	2,810	291
CF Industries Holdings	1,220	245
Eastman Chemical	5,600	390
Monsanto	3,080	311

		1,237

Telecommunication Services — 2.3%
AT&T	17,916	643

Utilities — 2.9%
OGE Energy	5,160	299
Wisconsin Energy	12,870	531

		830

Total Common Stocks
(Cost $24,659)		28,050

EXCHANGE TRADED FUND — 1.0%
SPDR S&P 500 ETF Trust	1,970	299

Total Exchange Traded Fund
(Cost $293)		299

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.7%
(Cost $24,952)		28,349

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.3%
Money Market Fund — 1.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	349,542	350

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $350)		350

See Notes to Schedules of Investments.
25

PNC Large Cap Core Equity Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

Value (000)

TOTAL INVESTMENTS — 101.0%
(Cost $25,302)**	$28,699

Other Assets & Liabilities – (1.0)%	(273)

TOTAL NET ASSETS — 100.0%	$28,426

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 25,360.

Gross unrealized appreciation (000)	$3,493
Gross unrealized depreciation (000)	(154)

Net unrealized appreciation (000)	$3,339

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$28,050	$–	$–	$28,050
Exchange Traded Fund	299	–	–	299
Short Term Investment Purchased with Collateral From Securities Loaned	350	–	–	350

Total Assets - Investments in Securities	$28,699	$–	$–	$28,699

See Notes to Schedules of Investments.
26

PNC Large Cap Growth Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 99.0%
Consumer Discretionary — 18.0%
CBS, Cl B	18,520	$804
Comcast, Cl A	21,870	870
D.R. Horton	29,250	652
Foot Locker	17,070	584
Home Depot (The)	25,730	1,762
Limited Brands	17,930	816
Macy’s	21,940	902
Michael Kors Holdings*	12,450	738
Polaris Industries	10,610	927
PVH	10,560	1,287
Ross Stores	10,920	633
Walt Disney (The)	18,950	1,034
Wyndham Worldwide	15,700	946

		11,955

Consumer Staples — 12.9%
Coca-Cola (The)	48,982	1,897
Coca-Cola Enterprises	33,860	1,212
CVS Caremark	15,130	773
Hershey (The)	14,210	1,184
Philip Morris International	26,522	2,433
Procter & Gamble (The)	14,530	1,107

		8,606

Energy — 3.4%
Ensco PLC, Cl A (United Kindom)	10,210	614
Helmerich & Payne	10,950	725
Valero Energy	19,910	908

		2,247

Financials — 4.7%
Allstate (The)	19,000	874
American Express	11,900	740
Camden Property Trust REIT	13,400	927
Goldman Sachs Group (The)	3,780	566

		3,107

Healthcare — 13.7%
Baxter International	10,560	714
Celgene*	11,389	1,175
Cooper Companies (The)	8,650	917
Covidien PLC (Ireland)	20,160	1,282
Johnson & Johnson	8,390	639
Mylan*	28,170	834
Omnicare	17,270	643
ResMed	25,730	1,145
Shire PLC, ADR (Ireland)	11,940	1,118
St. Jude Medical	15,880	651

		9,118

Industrials — 13.3%
AMETEK	25,800	1,079
B/E Aerospace*	13,640	718
Boeing (The)	9,030	694
Jacobs Engineering Group*	13,460	657
Pall	13,540	923
Robert Half International	19,380	689
Union Pacific	7,590	1,041
United Rentals*	18,320	979
United Technologies	13,153	1,191

	Number of Shares	Value (000)

Waste Connections	26,020	$890

		8,861

Information Technology — 27.8%
Accenture PLC, Cl A (Ireland)	9,670	719
Amphenol, Cl A	14,080	998
Apple (A)	6,868	3,032
Avnet*	19,770	698
Cognizant Technology Solutions, Cl A*	8,670	666
eBay*	30,880	1,689
EMC*	42,269	973
Google, Cl A*	2,000	1,602
Intel	21,790	454
International Business Machines	9,151	1,838
Microsoft	51,310	1,426
Oracle	52,606	1,802
QUALCOMM	24,140	1,584
Visa, Cl A	6,335	1,005

		18,486

Materials — 4.3%
CF Industries Holdings	3,070	616
Eastman Chemical	9,850	687
International Paper	13,890	611
Monsanto	9,490	959

		2,873

Telecommunication Services — 0.9%
Verizon Communications	13,540	630

Total Common Stocks
(Cost $53,362)		65,883

MONEY MARKET FUND — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	132,680	133

Total Money Market Fund
(Cost $133)		133

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.2%
(Cost $53,495)		66,016

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,082,458	1,082

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $1,082)		1,082

TOTAL INVESTMENTS — 100.8%
(Cost $54,577)**		67,098

Other Assets & Liabilities – (0.8)%		(520)

TOTAL NET ASSETS — 100.0%		$66,578

See Notes to Schedules of Investments.
27

PNC Large Cap Growth Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 54,584.

Gross unrealized appreciation (000)	$12,879
Gross unrealized depreciation (000)	(365)

Net unrealized appreciation (000)	$12,514

† Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

(A) All or a portion of the security was held as collateral for open futures contracts.

Futures Contracts:
Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® Composite Index	1	$76	03/16/13	$–

Cash in the amount of $76 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $83,149 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$65,883	$–	$–	$65,883
Money Market Fund	133	–	–	133
Short Term Investment Purchased with Collateral From Securities Loaned	1,082	–	–	1,082

Total Assets - Investments in Securities	$67,098	$–	$–	$67,098

Other Financial Instruments
Futures Contracts	$–	$–	$–	$–

Total Assets - Other Financial Instruments	$–	$–	$–	$–

See Notes to Schedules of Investments.
28

PNC Large Cap Value Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 99.3%
Consumer Discretionary — 6.2%
Coach	23,546	$1,138
Lowe’s	37,500	1,431
Target	70,396	4,432

		7,001

Consumer Staples — 13.3%
Energizer Holdings	24,403	2,243
General Mills	40,210	1,860
J.M. Smucker (The)	23,247	2,215
PepsiCo	53,986	4,091
Procter & Gamble (The)	53,640	4,086
Wal-Mart Stores	6,768	479

		14,974

Energy — 14.5%
Apache	43,347	3,219
Chevron	27,660	3,240
Exxon Mobil	23,906	2,141
Halliburton	76,459	3,174
Noble (Switzerland)	60,462	2,166
Transocean (Switzerland)*	18,215	953
Valero Energy	30,443	1,388

		16,281

Financials — 23.9%
Allstate (The)	63,055	2,902
Chubb (The)	34,589	2,907
Discover Financial Services	22,458	865
JPMorgan Chase	74,000	3,620
Lazard, Cl A (Bermuda)	59,481	2,135
Lincoln National	60,053	1,774
Loews	32,165	1,387
Northern Trust	35,703	1,898
PartnerRe (Bermuda)	24,324	2,171
Reinsurance Group of America	17,711	1,018
Travelers (The)	33,855	2,723
Wells Fargo	100,880	3,539

		26,939

Healthcare — 17.0%
Johnson & Johnson	56,384	4,292
Merck	97,107	4,149
Pfizer	148,825	4,073
St. Jude Medical	81,588	3,345
UnitedHealth Group	19,947	1,066
WellPoint	35,813	2,227

		19,152

Industrials — 6.2%
Danaher	30,554	1,882
General Dynamics	56,035	3,808
Illinois Tool Works	20,548	1,264

		6,954

Information Technology — 12.0%
Activision Blizzard	96,660	1,382
Autodesk*	38,533	1,415
Cisco Systems	170,968	3,565
Hewlett-Packard	69,447	1,399
Mastercard, Cl A	2,558	1,324

	Number of Shares	Value (000)

Microsoft	157,470	$4,378

		13,463

Materials — 0.9%
Sigma-Aldrich	13,192	1,017

Telecommunication Services — 1.8%
AT&T	57,291	2,057

Utilities — 3.5%
Edison International	10,023	481
Exelon	63,952	1,982
NextEra Energy	11,261	809
PG&E	16,899	721

		3,993

Total Common Stocks
(Cost $101,075)		111,831

MONEY MARKET FUND — 1.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,798,789	1,799

Total Money Market Fund
(Cost $1,799)		1,799

TOTAL INVESTMENTS — 100.9%
(Cost $102,874)**		113,630

Other Assets & Liabilities – (0.9)%		(1,008)

TOTAL NET ASSETS — 100.0%		$112,621

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 103,018.

Gross unrealized appreciation (000)	$14,925
Gross unrealized depreciation (000)	(4,313)

Net unrealized appreciation (000)	$10,612

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
29

PNC Large Cap Value Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$111,831	$–	$–	$111,831
Money Market Fund	1,799	–	–	1,799

Total Assets - Investments in Securities	$113,630	$–	$–	$113,630

See Notes to Schedules of Investments.
30

PNC Mid Cap Value Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.3%
Consumer Discretionary — 1.0%
Coach	3,096	$150

Consumer Staples — 12.5%
Energizer Holdings	5,160	474
Hormel Foods	12,449	466
J.M. Smucker (The)	5,397	514
Molson Coors Brewing, Cl B	9,161	405

		1,859

Energy — 10.1%
CARBO Ceramics	2,325	211
Helmerich & Payne	3,279	217
HollyFrontier	3,202	180
Noble (Switzerland)	12,724	456
Rowan (United Kingdom)*	7,431	257
Valero Energy	3,954	180

		1,501

Financials — 26.6%
Alleghany*	1,261	476
Chubb (The)	5,921	498
Cincinnati Financial	2,311	104
Everest Re Group (Bermuda)	3,642	454
Lazard, Cl A (Bermuda)	11,229	403
Loews	9,714	419
Northern Trust	10,517	559
PartnerRe (Bermuda)	5,538	494
People’s United Financial	7,687	101
Reinsurance Group of America	7,848	451

		3,959

Healthcare — 8.6%
Humana	2,702	185
Mednax*	1,402	120
St. Jude Medical	14,397	590
Zimmer Holdings	5,244	393

		1,288

Industrials — 17.5%
Actuant, Cl A	5,728	174
Babcock & Wilcox (The)	11,226	303
FTI Consulting*	14,060	489
General Dynamics	2,301	156
Kennametal	3,265	132
Nordson	3,554	225
Oshkosh*	11,422	441
Spirit Aerosystems Holdings*	22,206	387
Towers Watson	4,561	304

		2,611

Information Technology — 9.3%
Activision Blizzard	22,538	322
Autodesk*	8,752	321
Broadridge Financial Solutions	11,846	272
Ingram Micro*	24,527	463

		1,378

Materials — 5.4%
Aptargroup	2,347	126
Sigma-Aldrich	3,461	267

	Number of Shares	Value (000)

Sonoco Products	12,705	$404

		797

Utilities — 6.3%
Edison International	5,420	260
PG&E	11,241	479
Xcel Energy	7,015	202

		941

Total Common Stocks
(Cost $13,104)		14,484

MONEY MARKET FUND — 3.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	459,769	460

Total Money Market Fund
(Cost $460)		460

TOTAL INVESTMENTS — 100.4%
(Cost $13,564)**		14,944

Other Assets & Liabilities – (0.4)%		(55)

TOTAL NET ASSETS — 100.0%		$14,889

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $13,970.

Gross unrealized appreciation (000)	$1,568
Gross unrealized depreciation (000)	(594)

Net unrealized appreciation (000)	$974

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
31

PNC Mid Cap Value Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$14,484	$–	$–	$14,484
Money Market Fund	460	–	–	460

Total Assets - Investments in Securities	$14,944	$–	$–	$14,944

See Notes to Schedules of Investments.
32

PNC Multi - Factor Small Cap Core Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 98.7%
Consumer Discretionary — 12.8%
AFC Enterprises*	4,313	$129
AMC Networks, Cl A*	5,050	290
Brookfield Residential Properties*	7,400	164
Cheesecake Factory (The)	6,024	209
Churchill Downs	3,623	239
Cooper Tire & Rubber	6,430	163
Dillard’s, Cl A	1,256	100
Domino’s Pizza	4,344	207
Drew Industries*	4,979	181
DSW, Cl A	2,121	144
Genesco*	1,779	104
Pier 1 Imports	7,127	160
Sonic Automotive, Cl A	10,001	223
Standard Motor Products	7,956	197

		2,510

Consumer Staples — 4.1%
Prestige Brands Holdings*	12,234	291
Sanderson Farms	5,751	292
Spectrum Brands Holdings	3,935	213

		796

Energy — 5.9%
Bonanza Creek Energy*	7,292	247
Bristow Group	4,182	244
Calumet Specialty Products Partners LP	8,398	322
Era Group*	1,212	25
Helix Energy Solutions Group*	9,972	233
SEACOR Holdings*	1,212	84

		1,155

Financials — 22.7%
Allied World Assurance Company Holdings AG (Switzerland)	2,991	263
Altisource Asset Management (Virgin Islands)*	283	37
Altisource Portfolio Solutions SA (Luxembourg)*	2,837	231
Altisource Residential, Cl B*	945	18
Aspen Insurance Holdings (Bermuda)	5,744	206
Cardinal Financial	9,106	145
Chemical Financial	9,316	228
Chesapeake Lodging Trust REIT	10,198	220
CNO Financial Group	25,138	275
Coresite Realty REIT	9,864	320
Encore Capital Group*	6,075	179
Extra Space Storage REIT	3,108	116
Federal Agricultural Mortgage, Cl C	5,445	184
Forestar Group*	10,823	189
Navigators Group (The)*	3,259	183
Newcastle Investment REIT	16,867	188
Ocwen Financial*	7,941	313
Omega Healthcare Investors REIT	5,372	150
Portfolio Recovery Associates*	1,882	220
Protective Life	6,006	192
Tanger Factory Outlet Centers REIT	2,966	105
Universal Health Realty Income Trust REIT	3,347	191
Virtus Investment Partners*	1,835	308

		4,461

Healthcare — 11.6%
Analogic	1,891	140
Bio-Reference Labs*#	6,756	179

	Number of Shares	Value (000)

Cantel Medical	5,130	$160
Chemed	1,075	83
Hanger*	6,891	204
Health Management Associates, Cl A*	8,860	97
Icon PLC (Ireland)*	5,034	157
Jazz Pharmaceuticals PLC (Ireland)*	3,009	175
Magellan Health Services*	2,754	142
Myriad Genetics*	5,001	127
Neogen*	4,038	189
Orthofix International NV (Curacao)*	3,992	149
Taro Pharmaceutical Industries (Israel)*	4,298	245
U.S. Physical Therapy	9,731	240

		2,287

Industrials — 15.5%
Aceto	22,898	238
Alaska Air Group*	4,003	206
Allegiant Travel*	2,083	167
AMERCO*	756	114
Applied Industrial Technologies	4,830	210
Armstrong World Industries*	3,531	181
Barrett Business Services	7,045	308
DXP Enterprises*	5,191	323
Genesee & Wyoming, Cl A*	1,676	150
HEICO	2,267	99
Hyster-Yale Materials Handling	2,888	148
ITT	7,310	192
Middleby*	1,872	280
NACCO Industries, Cl A	1,444	84
Old Dominion Freight Line*	3,852	138
UniFirst	2,536	212

		3,050

Information Technology — 16.4%
3D Systems*#	5,907	218
Arris Group*	16,004	278
Blucora*	11,507	178
Bottomline Technologies*	4,885	132
CACI International, Cl A*	2,606	132
CommVault Systems*	3,312	245
Computer Task Group	7,716	154
CoreLogic*	4,073	106
ePlus*	5,596	257
FEI	2,018	128
Magnachip Semiconductor (South Korea)*	16,072	253
Netscout Systems*	6,879	175
NeuStar, Cl A*	4,759	209
RADWARE (Israel)*	2,151	78
Rogers*	3,077	147
SS&C Technologies Holdings*	3,232	82
Tyler Technologies*	5,060	285
ValueClick*	6,292	168

		3,225

Materials — 6.7%
American Vanguard	6,583	204
Commercial Metals	10,140	165
KapStone Paper and Packaging*	8,017	214
Minerals Technologies	6,350	255
PolyOne	11,479	262
Schweitzer-Mauduit International	5,692	210

		1,310

See Notes to Schedules of Investments.
33

PNC Multi - Factor Small Cap Core Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — continued
Telecommunication Services — 0.5%
Cogent Communications Group	4,273	$107

Utilities — 2.5%
American States Water	3,991	211
Portland General Electric	4,929	146
Vectren	4,206	139

		496

Total Common Stocks
(Cost $14,584)		19,397

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Index Fund†	756	69

Total Exchange Traded Fund
(Cost $66)		69

MONEY MARKET FUND — 0.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	177,962	178

Total Money Market Fund
(Cost $178)		178

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.9%
(Cost $14,828)		19,644

SHORT TERM INVESTMENT PURCHASED WITH COLLAT ERAL FROM SECURITIES LOANED — 1.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	366,475	366

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $366)		366

TOTAL INVESTMENTS — 101.8%
(Cost $15,194)**		20,010
Other Assets & Liabilities – (1.8)%		(353)
TOTAL NET ASSETS — 100.0%		$19,657

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $ 15,185.

Gross unrealized appreciation (000)	$4,955
Gross unrealized depreciation (000)	(130)

Net unrealized appreciation (000)	$4,825

† Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
# Security fully or partially on loan. Total Value of Securities on Loan is $ 349 (000).

See Notes to Schedules of Investments.
34

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$19,397	$–	$–	$19,397
Exchange Traded Fund	69	–	–	69
Money Market Fund	178	–	–	178
Short Term Investment Purchased with Collateral From Securities Loaned	366	–	–	366

Total Assets - Investments in Securities	$20,010	$–	$–	$20,010

See Notes to Schedules of Investments.
35

PNC Multi - Factor Small Ca p Growth Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 99.4%
Consumer Discretionary — 14.4%
Aaron’s*	5,320	$145
AMC Networks, Cl A*	3,596	206
Brinker International	5,964	199
Cedar Fair LP*	5,817	220
Churchill Downs	4,440	293
Cinemark Holdings	10,973	305
Cracker Barrel Old Country Store	5,141	387
Destination Maternity	6,915	155
Domino’s Pizza	7,564	360
DSW, Cl A	2,743	186
Group 1 Automotive	4,756	275
HSN	4,493	240
Movado Group	10,817	390
Papa John’s International*	5,054	263
Sturm Ruger	3,638	199

		3,823

Consumer Staples — 2.5%
Cal-Maine Foods	4,108	166
Elizabeth Arden*	2,594	101
Hain Celestial Group (The)*	2,755	151
Prestige Brands Holdings*	11,063	263

		681

Energy — 5.3%
Bonanza Creek Energy*	7,168	242
Bristow Group	4,598	268
CVR Energy	4,015	225
Dril-Quip*	2,089	172
EQT Midstream Partners LP*#	8,141	309
World Fuel Services	5,277	201

		1,417

Financials — 6.7%
Altisource Asset Management (Virgin Islands)*	326	42
Altisource Portfolio Solutions SA (Luxembourg)*	1,341	109
Cathay General Bancorp	15,857	309
Chesapeake Lodging Trust REIT	12,786	275
HomeStreet*#	12,645	316
LTC Properties REIT	3,613	140
Universal Health Realty Income Trust REIT	3,575	204
Virtus Investment Partners*	2,385	401

		1,796

Healthcare — 19.4%
Air Methods*	4,887	219
Alkermes PLC (Ireland)*	8,320	181
Analogic	4,232	314
ArthroCare*	10,049	351
Cambrex*	21,780	251
Cantel Medical	11,471	357
Capital Senior Living*	9,231	212
Chemed	4,213	325
Cubist Pharmaceuticals*	3,742	159
Cyberonics*	3,325	152
Jazz Pharmaceuticals PLC (Ireland)*	1,340	78
Ligand Pharmaceuticals, Cl B*	19,083	392
MedAssets*	14,322	264
Omnicell*	12,750	230
PAREXEL International*	8,471	294
Pharmacyclics*	5,540	486

	Number of Shares	Value (000)

Salix Pharmaceuticals*	2,570	$126
Taro Pharmaceutical Industries (Israel)*	4,526	258
Teleflex	2,408	192
US Physical Therapy	12,668	312

		5,153

Industrials — 23.3%
Aceto	16,660	173
Actuant, Cl A	6,757	206
Alaska Air Group*	8,488	438
AMERCO*	2,869	432
Applied Industrial Technologies	6,494	282
Belden	3,223	162
CAI International*	8,127	224
Cascade	6,092	391
Chart Industries*	1,780	129
Colfax*	3,020	131
CoStar Group*	1,567	158
Deluxe	5,839	232
G&K Services, Cl A	3,842	160
Genesee & Wyoming, Cl A*	1,839	165
Hyster-Yale Materials Handling	3,779	194
ITT	10,338	272
Middleby*	1,073	160
Mistras Group*	6,493	133
Mueller Industries	6,623	352
NACCO Industries, Cl A	3,509	204
Park-Ohio Holdings*	6,818	139
Roadrunner Transportation Systems*	9,515	217
Saia*	15,802	508
Teledyne Technologies*	5,414	398
Tennant	2,885	135
Wabtec	1,996	195

		6,190

Information Technology — 21.4%
ACI Worldwide*	4,277	196
Arris Group*	19,095	331
AVG Technologies NV (Netherlands)*#	17,074	268
Cadence Design Systems*	18,578	263
Cardtronics*	6,684	176
CoreLogic*	7,382	191
InterXion Holding NV (Netherlands)*	10,140	251
Jack Henry & Associates	5,439	238
Littelfuse	1,761	116
Magnachip Semiconductor (South Korea)*	16,042	253
MAXIMUS	4,012	292
MTS Systems	5,628	304
NCR*	6,739	186
Netscout Systems*	12,140	309
NeuStar, Cl A*	7,359	323
PDF Solutions*	14,794	230
SolarWinds*	3,472	196
Syntel	6,191	372
Ultratech*	8,111	332
ValueClick*	13,523	361
Vantiv, Cl A*	8,693	189
WEX*	4,146	311

		5,688

Materials — 6.4%
AEP Industries*	3,977	281

See Notes to Schedules of Investments.
36

	Number of Shares	Value (000)

COMMON STOCKS — continued
Materials — continued
American Vanguard	11,933	$370
Chemtura*	9,778	197
H.B. Fuller	9,399	384
Minerals Technologies	6,284	253
Neenah Paper	8,008	233

		1,718

Total Common Stocks
(Cost $20,761)		26,466

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Index Fund†	279	25

Total Exchange Traded Fund
(Cost $25)		25

MONEY MARKET FUND — 0.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	153,561	154

Total Money Market Fund
(Cost $154)		154

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.1%
(Cost $20,940)		26,645

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	570,205	570

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $570)		570

TOTAL INVESTMENTS — 102.3%
(Cost $21,510)**		27,215

Other Assets & Liabilities – (2.3)%		(608)

TOTAL NET ASSETS — 100.0%		$26,607

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $ 21,484.

Gross unrealized appreciation (000)	$5,842
Gross unrealized depreciation (000)	(111)

Net unrealized appreciation (000)	$5,731

† Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
# Security fully or partially on loan. Total Value of Securities on Loan is $ 558 (000).

See Notes to Schedules of Investments.
37

PNC Multi - Factor Small Cap Growth Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$26,466	$–	$–	$26,466
Exchange Traded Fund	25	–	–	25
Money Market Fund	154	–	–	154
Short Term Investment Purchased with Collateral From Securities Loaned	570	–	–	570

Total Assets - Investments in Securities	$27,215	$–	$–	$27,215

See Notes to Schedules of Investments.
38

PNC Multi - Factor Small Cap Value Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — 100.0%
Consumer Discretionary — 13.5%
Arctic Cat*	3,448	$125
Brinker International	5,244	175
Carmike Cinemas*	10,663	167
Genesco*	1,958	115
Iconix Brand Group*	12,522	296
Lithia Motors, Cl A	4,761	196
Mission West Escrow Shares* (A)	32,992	–
Movado Group	2,612	94
Multimedia Games Holding*	19,128	358
Sanmina*	28,610	293
Smith & Wesson Holding*	19,286	184
Standard Motor Products	7,871	195
Sturm Ruger#	3,962	216
Tenneco*	15,301	542

		2,956

Consumer Staples — 1.3%
Dean Foods*	6,760	112
Susser Holdings*	3,858	171

		283

Energy — 6.8%
Calumet Specialty Products Partners LP	9,100	349
Delek US Holdings	4,048	151
Helix Energy Solutions Group*	4,858	114
Renewable Energy Group*	54,830	405
SemGroup, Cl A*	4,755	219
Western Refining#	6,871	247

		1,485

Financials — 38.9%
Allied World Assurance Company Holdings AG (Switzerland)	2,162	190
Altisource Asset Management (Virgin Islands)*	441	57
American Equity Investment Life Holding	29,715	412
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	21,940	530
Banner	6,180	184
C&F Financial	5,512	220
Citizens & Northern	21,895	427
Citizens Republic Bancorp*	6,800	140
CNO Financial Group	20,403	223
Community Bank System	3,492	101
Coresite Realty REIT	3,551	115
Dime Community Bancshares	15,210	216
E*TRADE Financial*	8,888	95
Federated Investors, Cl B	9,474	220
Fulton Financial	23,956	272
Granite Real Estate Investment Trust (Canada)	10,262	395
Hancock Holding	3,905	118
Heartland Financial USA	3,690	87
Home Loan Servicing Solutions (Cayman Islands)*	4,185	94
HomeStreet*	3,176	79
Horace Mann Educators	12,366	253
Invesco Mortgage Capital REIT	26,088	548
KKR Financial Holdings LLC	19,508	216
Lakeland Financial	3,460	85
LTC Properties REIT	8,211	317
Medallion Financial	21,929	285
National Health Investors REIT	4,994	324

	Number of Shares	Value (000)

Newcastle Investment REIT	49,378	$551
Oritani Financial	7,768	114
Portfolio Recovery Associates*	1,794	210
Prosperity Bancshares	4,305	199
Provident Financial Holdings	14,367	246
Retail Properties of America REIT	10,174	151
Starwood Property Trust REIT	4,066	114
Symetra Financial	17,018	224
Tree.com*	13,801	241
Univest Corp of Pennsylvania	6,688	111
Walter Investment Management*	3,607	166

		8,530

Healthcare — 3.8%
Capital Senior Living*	3,755	87
Questcor Pharmaceuticals#	6,571	214
Team Health Holdings*	15,887	532

		833

Industrials — 11.9%
Aercap Holdings NV (Netherlands)*	6,200	96
AO Smith	2,467	176
Barrett Business Services	2,687	117
Fly Leasing, ADR (Ireland)	10,333	142
Hexcel*	10,406	284
Huntington Ingalls Industries	5,042	242
Lennox International	1,526	90
Macquarie Infrastructure LLC	4,264	219
Manitowoc (The)	10,016	186
Park-Ohio Holdings*	10,664	217
Standex International	3,768	203
Triumph Group	1,950	143
US Airways Group*#	37,700	506

		2,621

Information Technology — 11.7%
Anixter International*	3,145	217
Cardtronics*	12,264	323
Cirrus Logic*	7,706	185
Convergys	5,720	95
First Solar*#	5,191	134
Globecomm Systems*	7,767	94
Hollysys Automation Technologies (British Virgin Islands)*#	10,851	135
Kulicke & Soffa Industries*	40,830	442
Magnachip Semiconductor (South Korea)*	8,960	141
OSI Systems*	2,571	148
PDF Solutions*	5,844	91
Perfect World, ADR (Cayman Islands)*	9,820	112
Silicon Motion Technology, ADR (Taiwan)#	7,980	104
SYNNEX*	5,777	220
Tessco Technologies	5,946	136

		2,577

Materials — 6.3%
AEP Industries*	3,169	223
Handy & Harman*	26,494	429
Primero Mining (Canada)*#	17,897	99
Rentech Nitrogen Partners LP#	3,919	161
Schnitzer Steel Industries, Cl A	8,752	250

See Notes to Schedules of Investments.
39

PNC Multi-Factor Small Cap Value Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Worthington Industries	8,155	$231

		1,393

Utilities — 5.8%
Cleco	5,114	227
El Paso Electric	7,232	241
NorthWestern	11,210	437
Otter Tail	3,702	107
Piedmont Natural Gas	8,061	260

		1,272

Total Common Stocks
(Cost $18,911)		21,950

MONEY MARKET FUND — 0.4%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	78,101	78

Total Money Market Fund
(Cost $78)		78

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.4%
(Cost $18,989)		22,028

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 8.5%
Money Market Fund — 8.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,855,030	1,855

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $1,855)		1,855

TOTAL INVESTMENTS — 108.9%
(Cost $20,844)**		23,883

Other Assets & Liabilities – (8.9)%		(1,943)

TOTAL NET ASSETS — 100.0%		$21,940

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 20,755.

Gross unrealized appreciation (000)	$3,415
Gross unrealized depreciation (000)	(287)

Net unrealized appreciation (000)	$3,128

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,598 (000).
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.

See Notes to Schedules of Investments.
40

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$21,950	$–	$–	$21,950

Money Market Fund	78	–	–	78

Short Term Investment Purchased with Collateral From Securities Loaned	1,855	–	–	1,855

Total Assets - Investments in Securities	$23,883	$–	$–	$23,883

See Notes to Schedules of Investments.
41

PNC S&P 500 Index Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.8%
Consumer Discretionary — 11.4%
Abercrombie & Fitch, Cl A	1,434	$67
Amazon.com*	2,968	784
Apollo Group, Cl A*	930	16
AutoNation*	367	16
AutoZone*	291	111
Bed Bath & Beyond*	2,202	125
Best Buy	2,316	38
BorgWarner*	879	65
Cablevision Systems, Cl A	1,780	25
CarMax*	1,496	57
Carnival (Panama)	3,942	141
CBS, Cl B	4,956	215
Chipotle Mexican Grill*	255	81
Coach	2,368	114
Comcast, Cl A	22,090	879
D.R. Horton	2,239	50
Darden Restaurants	1,587	73
Delphi Automotive PLC*	2,350	98
DIRECTV*	5,079	245
Discovery Communications, Cl A*	2,113	155
Dollar General*	2,263	105
Dollar Tree*	1,991	90
Expedia	792	51
Family Dollar Stores	822	47
Ford Motor	30,668	387
Fossil*	426	44
GameStop, Cl A#	1,142	29
Gannett	1,890	38
Gap (The)	2,389	79
Garmin (Switzerland)	916	31
Genuine Parts	1,285	91
Goodyear Tire & Rubber (The)*	2,011	26
H&R Block	2,382	59
Harley-Davidson	1,850	97
Harman International Industries	574	24
Hasbro	967	39
Home Depot (The)	12,438	852
International Game Technology	2,306	37
Interpublic Group (The)	3,737	48
JC Penney*#	1,228	22
Johnson Controls	5,490	173
Kohl’s	1,785	82
Leggett & Platt	1,146	35
Lennar, Cl A	1,320	51
Limited Brands	1,715	78
Lowe’s	9,195	351
Macy’s	3,453	142
Marriott International, Cl A	1,775	70
Mattel	2,842	116
McDonald’s	8,399	805
McGraw-Hill (The)	2,318	108
NetFlix*	447	84
Newell Rubbermaid	2,310	54
News, Cl A	16,515	476
NIKE, Cl B	6,080	331
Nordstrom	446	24
Omnicom Group	2,228	128
O’Reilly Automotive*	935	95
PetSmart	939	61
priceline.com*	414	285
PulteGroup*	2,660	51

	Number of Shares	Value (000)

PVH	666	$81
Ralph Lauren	539	93
Ross Stores	1,922	111
Scripps Networks Interactive, Cl A	773	49
Staples	5,429	72
Starbucks	6,245	342
Starwood Hotels & Resorts Worldwide	1,597	96
Target	5,507	347
Tiffany	1,067	72
Time Warner	7,860	418
Time Warner Cable	2,487	215
TJX	6,298	283
TripAdvisor*	750	34
Urban Outfitters*	981	40
VF	726	117
Viacom, Cl B	3,949	231
Walt Disney (The)	14,620	798
Washington Post (The), Cl B	39	16
Whirlpool	954	108
Wyndham Worldwide	1,195	72
Wynn Resorts	628	73
Yum! Brands	4,069	266

		13,085

Consumer Staples — 10.8%
Altria Group	17,044	572
Archer-Daniels-Midland	5,444	173
Avon Products	3,507	69
Beam	1,278	78
Brown-Forman, Cl B	1,257	82
Campbell Soup	1,506	62
Clorox (The)	1,076	90
Coca-Cola (The)	32,298	1,251
Coca-Cola Enterprises	2,492	89
Colgate-Palmolive	3,748	429
ConAgra Foods	3,413	116
Constellation Brands, Cl A*	1,429	63
Costco Wholesale	3,562	361
CVS Caremark	10,282	526
Dean Foods*	1,571	26
Dr Pepper Snapple Group	1,780	78
Estee Lauder (The), Cl A	2,145	138
General Mills	5,373	249
H.J. Heinz	2,676	194
Hershey (The)	1,287	107
Hormel Foods	1,152	43
J.M. Smucker (The)	909	87
Kellogg	2,061	125
Kimberly-Clark	3,263	308
Kraft Foods Group	4,773	231
Kroger (The)	4,295	125
Lorillard	3,306	127
McCormick	1,106	74
Mead Johnson Nutrition	1,714	128
Molson Coors Brewing, Cl B	1,312	58
Mondelez International	14,321	396
Monster Beverage*	1,261	64
PepsiCo	12,949	981
Philip Morris International	14,066	1,291
Procter & Gamble (The)	22,729	1,732
Reynolds American	2,838	124
Safeway#	2,200	52

See Notes to Schedules of Investments.
42

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Sysco	4,970	$160
Tyson Foods, Cl A	2,391	54
Walgreen	7,300	299
Wal-Mart Stores	13,934	986
Whole Foods Market	1,332	114

		12,312

Energy — 10.9%
Anadarko Petroleum	4,217	336
Apache	3,338	248
Baker Hughes	3,663	164
Cabot Oil & Gas	1,794	111
Cameron International*	1,942	124
Chesapeake Energy	4,492	91
Chevron	16,429	1,925
ConocoPhillips	10,099	585
Consol Energy	1,904	61
Denbury Resources*	3,208	58
Devon Energy	1,286	70
Diamond Offshore Drilling	579	40
Ensco PLC, Cl A (United Kindom)	1,939	117
EOG Resources	2,216	279
EQT	1,263	80
Exxon Mobil	38,108	3,413
FMC Technologies*	1,974	102
Halliburton	7,909	328
Helmerich & Payne	911	60
Hess	2,583	172
Kinder Morgan	5,235	194
Marathon Oil	5,926	199
Marathon Petroleum	2,905	241
Murphy Oil	1,626	99
Nabors Industries (Bermuda)	2,304	39
National Oilwell Varco	3,510	239
Newfield Exploration*	1,125	26
Noble (Switzerland)	2,073	74
Noble Energy	1,484	164
Occidental Petroleum	6,695	551
Peabody Energy	2,163	47
Phillips 66	5,406	340
Pioneer Natural Resources	1,038	131
QEP Resources	1,427	43
Range Resources	1,354	104
Rowan (United Kingdom)*	1,011	35
Schlumberger (Netherlands)	10,975	854
Southwestern Energy*	2,874	98
Spectra Energy	5,447	158
Tesoro	1,127	63
Valero Energy	4,680	213
Williams (The)	5,388	187
WPX Energy*	1,593	23

		12,486

Financials — 15.5%
ACE (Switzerland)	2,924	250
Aflac	3,932	196
Allstate (The)	4,074	187
American Express	8,245	512
American International Group*	12,274	467
American Tower REIT	3,269	254
Ameriprise Financial	1,789	123

	Number of Shares	Value (000)

AON PLC (United Kingdom)	2,678	$164
Apartment Investment & Management, Cl A REIT	995	29
Assurant	749	31
AvalonBay Communities REIT	936	117
Bank of America	88,366	992
BB&T	5,837	177
Berkshire Hathaway, Cl B*	15,125	1,545
BlackRock†	1,055	253
BNY Mellon (The)	9,915	269
Boston Properties REIT	1,230	128
Capital One Financial	4,778	244
CBRE Group, Cl A*	2,547	62
Charles Schwab (The)	9,679	157
Chubb (The)	2,242	188
Cincinnati Financial	1,325	60
Citigroup	23,866	1,002
CME Group	2,623	157
Comerica	1,501	52
Discover Financial Services	4,592	177
E*TRADE Financial*	1,859	20
Equity Residential REIT	2,513	138
Fifth Third Bancorp	8,111	128
First Horizon National	2,008	21
Franklin Resources	1,138	161
Genworth Financial, Cl A*	3,891	33
Goldman Sachs Group (The)	3,619	542
Hartford Financial Services Group	3,407	80
HCP REIT	3,638	178
Health Care REIT	2,125	136
Host Hotels & Resorts REIT	5,750	96
Hudson City Bancorp	5,316	45
Huntington Bancshares	8,410	59
IntercontinentalExchange*	593	92
Invesco (Bermuda)	4,252	114
JPMorgan Chase	31,164	1,525
KeyCorp	7,365	69
Kimco Realty REIT	3,210	70
Legg Mason	997	28
Leucadia National	2,472	67
Lincoln National	2,192	65
Loews	2,493	107
M&T Bank	1,011	103
Marsh & McLennan	4,383	163
MetLife	8,508	302
Moody’s	1,582	76
Morgan Stanley	11,904	268
NASDAQ OMX Group (The)	976	31
Northern Trust	1,910	102
NYSE Euronext	1,495	56
People’s United Financial	2,846	37
Plum Creek Timber REIT	1,323	64
PNC Financial Services Group†	4,354	272
Principal Financial Group	2,319	73
Progressive (The)	4,888	119
ProLogis REIT	3,735	145
Prudential Financial	4,062	226
Public Storage REIT	1,242	188
Regions Financial	11,631	89
Simon Property Group REIT	2,604	414
SLM	4,297	82
State Street	4,024	228

See Notes to Schedules of Investments.
43

PNC S&P 500 Index Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
SunTrust Banks	4,432	$122
T. Rowe Price Group	2,049	146
Torchmark	808	45
Travelers (The)	3,211	258
U.S. Bancorp	15,710	534
Unum Group	922	23
Ventas REIT	2,362	167
Vornado Realty Trust REIT	1,948	156
Wells Fargo	40,625	1,425
Weyerhaeuser REIT	4,338	128
XL Group PLC (Ireland)	2,607	75
Zions Bancorporation	1,303	31

		17,715

Healthcare — 12.3%
Abbott Laboratories	13,230	447
AbbVie	13,226	488
Actavis*	1,079	92
Aetna	2,946	139
Agilent Technologies	2,768	115
Alexion Pharmaceuticals*	1,640	142
Allergan	2,492	270
AmerisourceBergen	2,150	101
Amgen	6,536	597
Baxter International	5,870	397
Becton Dickinson	1,728	152
Biogen Idec*	1,992	331
Boston Scientific*	11,850	88
Bristol-Myers Squibb	14,059	520
Cardinal Health	2,904	134
CareFusion*	1,785	58
Celgene*	3,591	371
Cerner*	1,195	105
CIGNA	2,294	134
Coventry Health Care	1,153	52
Covidien PLC (Ireland)	3,864	246
CR Bard	631	62
DaVita HealthCare Partners*	769	92
DENTSPLY International	1,496	62
Edwards Lifesciences*	952	82
Eli Lilly	8,449	462
Express Scripts Holding*	6,879	392
Forest Laboratories*	2,689	99
Gilead Sciences*	12,996	555
Hospira*	1,323	39
Humana	1,361	93
Intuitive Surgical*	371	189
Johnson & Johnson	23,126	1,760
Laboratory Corporation of America Holdings*	784	69
Life Technologies*	1,074	62
McKesson	2,040	217
Medtronic	8,322	374
Merck	26,547	1,134
Mylan*	3,547	105
Patterson	705	26
PerkinElmer	922	32
Perrigo	794	90
Pfizer	62,141	1,701
Quest Diagnostics	1,272	71
St. Jude Medical	2,570	105
Stryker	2,584	165

	Number of Shares	Value (000)

Tenet Healthcare*	811	$32
Thermo Fisher Scientific	2,925	216
UnitedHealth Group	8,389	448
Varian Medical Systems*	901	64
Waters*	723	67
WellPoint	2,487	155
Zimmer Holdings	1,437	108

		14,107

Industrials — 10.2%
3M	5,187	540
ADT (The)	1,899	91
Avery Dennison	852	35
Boeing (The)	5,441	418
C.H. Robinson Worldwide	1,380	79
Caterpillar	5,584	516
Cintas	913	40
CSX	8,641	198
Cummins	1,488	172
Danaher	4,676	288
Deere	3,274	288
Dover	1,525	112
Dun & Bradstreet (The)	401	32
Eaton PLC (Ireland)	3,664	227
Emerson Electric	5,967	338
Equifax	986	54
Expeditors International of Washington	1,755	68
Fastenal	2,236	115
FedEx	2,337	246
Flowserve	450	72
Fluor	1,371	85
General Dynamics	2,748	187
General Electric	89,584	2,080
Honeywell International	6,322	443
Illinois Tool Works	3,550	218
Ingersoll-Rand PLC (Ireland)	2,158	114
Iron Mountain	1,597	55
Jacobs Engineering Group*	1,027	50
Joy Global	889	56
L-3 Communications Holdings	803	61
Lockheed Martin	2,199	194
Masco	2,655	51
Norfolk Southern	2,257	165
Northrop Grumman	2,070	136
PACCAR	2,871	136
Pall	952	65
Parker Hannifin	1,244	118
Pentair (Switzerland)	1,767	94
Pitney Bowes#	1,674	22
Precision Castparts	1,192	222
Quanta Services*	1,748	50
Raytheon	2,827	154
Republic Services	2,636	83
Robert Half International	1,154	41
Rockwell Automation	1,338	121
Rockwell Collins	1,246	75
Roper Industries	782	98
Ryder System	416	23
Snap-On	463	37
Southwest Airlines	6,342	74
Stanley Black & Decker	1,356	107
Stericycle*	720	69

See Notes to Schedules of Investments.
44

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Textron	2,286	$66
Tyco International (Switzerland)	3,799	122
Union Pacific	3,946	541
United Parcel Service, Cl B	6,001	496
United Technologies	7,031	637
W.W. Grainger	674	153
Waste Management	3,892	145
Xylem	1,483	41

		11,614

Information Technology — 17.9%
Accenture PLC, Cl A (Ireland)	5,475	407
Adobe Systems*	4,062	160
Advanced Micro Devices*#	8,540	21
Akamai Technologies*	1,461	54
Altera	2,620	93
Amphenol, Cl A	1,344	95
Analog Devices	2,420	109
Apple (A)	8,014	3,537
Applied Materials	10,435	143
Autodesk*	1,730	64
Automatic Data Processing	4,071	250
BMC Software*	1,374	55
Broadcom, Cl A	4,244	145
CA	3,003	74
Cisco Systems	44,107	920
Citrix Systems*	1,780	126
Cognizant Technology Solutions, Cl A*	2,424	186
Computer Sciences	1,302	63
Corning	12,071	152
Dell	12,499	174
eBay*	9,653	528
Electronic Arts*	2,797	49
EMC*	17,204	396
F5 Networks*	630	60
Fidelity National Information Services	1,901	72
First Solar*	496	13
Fiserv*	1,141	94
FLIR Systems	1,273	34
Google, Cl A*	2,211	1,771
Harris	939	45
Hewlett-Packard	16,306	328
Intel	41,271	861
International Business Machines	8,865	1,780
Intuit	2,414	156
Jabil Circuit	1,498	28
JDS Uniphase*	1,814	26
Juniper Networks*	4,371	90
KLA-Tencor	1,090	60
Lam Research*	1,658	70
Linear Technology	1,875	72
LSI*	4,518	31
Mastercard, Cl A	892	462
Microchip Technology	1,563	57
Micron Technology*	7,568	64
Microsoft (A)	62,783	1,745
Molex	1,109	31
Motorola Solutions	2,447	152
NetApp*	2,848	96
NVIDIA	5,116	65
Oracle	30,632	1,049

	Number of Shares	Value (000)

Paychex	2,685	$89
QUALCOMM	14,297	938
Red Hat*	1,624	83
SAIC	2,216	26
Salesforce.com*	1,100	186
SanDisk*	880	44
Seagate Technology PLC (Ireland)	2,953	95
Symantec*	5,449	128
TE Connectivity (Switzerland)	3,482	140
Teradata*	1,367	79
Teradyne*	1,505	25
Texas Instruments	9,345	321
Total System Services	1,282	30
VeriSign*	1,315	60
Visa, Cl A	4,288	680
Western Digital	1,718	81
Western Union (The)	4,077	57
Xerox	10,941	89
Xilinix	2,151	80
Yahoo!*	8,565	183

		20,527

Materials — 3.3%
Air Products & Chemicals	2,155	186
Airgas	583	59
Alcoa	8,515	73
Allegheny Technologies	844	26
Ball	1,276	57
Bemis	851	32
CF Industries Holdings	545	109
Cliffs Natural Resources	356	9
Dow Chemical (The)	10,292	327
E.I. du Pont de Nemours	6,547	314
Eastman Chemical	1,142	80
Ecolab	2,184	167
FMC	1,152	69
Freeport-McMoRan Copper & Gold	7,917	253
International Flavors & Fragrances	649	47
International Paper	3,612	159
Lyondellbasell Industries NV, Cl A (Netherlands)	3,159	185
MeadWestvaco	1,391	50
Monsanto	4,428	447
Mosaic (The)	2,293	134
Newmont Mining	4,079	164
Nucor	2,584	116
Owens-Illinois*	1,303	33
PPG Industries	1,049	141
Praxair	2,487	281
Sealed Air	1,542	34
Sherwin-Williams (The)	718	116
Sigma-Aldrich	719	55
United States Steel	1,081	23
Vulcan Materials	1,066	54

		3,800

Telecommunication Services — 3.0%
AT&T	47,501	1,706
CenturyLink	5,159	179
Crown Castle International*	2,472	173
Frontier Communications#	8,684	36
MetroPCS Communications*	2,430	24
Sprint Nextel*	24,384	141

See Notes to Schedules of Investments.
45

PNC S&P 500 Index Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — continued
Verizon Communications	23,665	$1,101
Windstream#	4,912	42

		3,402

Utilities — 3.5%
AES	5,439	63
AGL Resources	988	39
Ameren	1,645	56
American Electric Power	4,076	191
CenterPoint Energy	3,596	77
CMS Energy	2,142	57
Consolidated Edison	2,499	147
Dominion Resources	4,855	272
DTE Energy	1,450	97
Duke Energy	5,944	412
Edison International	2,767	133
Entergy	1,488	93
Exelon	7,279	226
FirstEnergy	3,558	140
Integrys Energy Group	923	52
NextEra Energy	3,515	253
NiSource	2,440	68
Northeast Utilities	2,584	107
NRG Energy	2,674	64
ONEOK	1,758	79
Pepco Holdings	1,969	40
PG&E	3,452	147
Pinnacle West Capital	947	53
PPL	6,281	194
Public Service Enterprise Group	4,289	140
SCANA	984	48
Sempra Energy	2,032	158
Southern (The)	7,341	330
TECO Energy	1,878	32
Wisconsin Energy	1,992	82
Xcel Energy	4,177	120

		3,970

Total Common Stocks
(Cost $61,778)		113,018

MONEY MARKET FUND — 1.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	1,099,907	1,100

Total Money Market Fund
(Cost $1,100)		1,100

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.8%
(Cost $62,878)		114,118

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	226,956	227

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $227)		227

Value (000)

TOTAL INVESTMENTS — 100.0%
(Cost $63,105)**	$114,345

Other Assets & Liabilities – 0.0%	47

TOTAL NET ASSETS — 100.0%	$114,392

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $69,881.

Gross unrealized appreciation (000)	$44,947
Gross unrealized depreciation (000)	(483)

Net unrealized appreciation (000)	$44,464

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 222 (000).
(A)	All or a portion of the security was held as collateral for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® Mini
Composite Index	15	$1,082	03/16/13	$53

Cash in the amount of $52,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,190,107 have been segregated by the Fund.

See Notes to Schedules of Investments.
46

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Common Stocks	$113,018	$–	$–	$113,018

Money Market Fund	1,100	–	–	1,100

Short Term Investment Purchased with Collateral From Securities Loaned	227	–	–	227

Total Assets - Investments in Securities	$114,345	$–	$–	$114,345

Other Financial Instruments

Futures Contracts	$53	$–	$–	$53

Total Assets - Other Financial Instruments	$53	$–	$–	$53

See Notes to Schedules of Investments.
47

PNC Small Cap Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.2%
Consumer Discretionary — 18.5%
Aaron’s*	185,880	$5,073
American Axle & Manufacturing Holdings*	372,460	4,712
Coinstar*#	50,970	2,609
Dorman Products*#	105,720	3,696
HSN	77,110	4,125
Madison Square Garden (The), Cl A*	107,180	5,994
Penn National Gaming*	54,310	2,707
Tractor Supply	37,430	3,892
Wolverine World Wide	55,760	2,353

		35,161

Consumer Staples — 2.8%
Boston Beer (The), Cl A*#	18,150	2,821
TreeHouse Foods*	44,080	2,574

		5,395

Energy — 5.8%
Atwood Oceanics*	50,260	2,571
Contango Oil & Gas*	52,600	2,039
Oil States International*	31,580	2,405
World Fuel Services	102,700	3,905

		10,920

Financials — 28.5%
AmTrust Financial Services#	221,270	7,357
Bank of the Ozarks	179,640	6,897
Credit Acceptance*	33,270	3,677
Eagle Bancorp*	91,040	1,976
FirstService (Canada)*	68,440	2,166
Home BancShares	84,520	2,861
Portfolio Recovery Associates*	66,880	7,820
Prosperity Bancshares	49,590	2,288
RLI	66,030	4,552
ViewPoint Financial Group	172,150	3,589
Virtus Investment Partners*	47,920	8,051
World Acceptance*#	37,540	2,955

		54,189

Healthcare — 7.8%
Bio-Reference Labs*#	108,516	2,873
MWI Veterinary Supply*	38,800	4,899
Neogen*	60,940	2,853
PAREXEL International*	123,430	4,282

		14,907

Industrials — 20.1%
Actuant, Cl A	117,250	3,566
B/E Aerospace*	100,590	5,292
Colfax*	138,320	6,003
Encore Capital Group*	54,690	1,616
EnerSys*	123,560	5,051
Esterline Technologies*	48,140	3,318
Genesee & Wyoming, Cl A*	36,060	3,228
HEICO#	61,225	2,658
Regal-Beloit	41,470	3,205
Triumph Group	58,690	4,308

		38,245

Information Technology — 12.4%
Liquidity Services*#	91,780	3,125

	Number of Shares	Value (000)

Manhattan Associates*	32,530	$2,273
Open Text (Canada)*#	48,430	2,662
OSI Systems* (A)	98,280	5,664
Tyler Technologies*	97,080	5,475
WEX*	57,660	4,325

		23,524

Materials — 1.3%
Balchem	60,155	2,426

Total Common Stocks
(Cost $118,678)		184,767

MONEY MARKET FUND — 3.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	5,912,622	5,913

Total Money Market Fund
(Cost $5,913)		5,913

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.3%
(Cost $124,591)		190,680

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 12.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	23,738,323	23,738

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $23,738)		23,738

TOTAL INVESTMENTS — 112.8%
(Cost $148,329)**		214,418

Other Assets & Liabilities – (12.8)%		(24,300)

TOTAL NET ASSETS — 100.0%		$190,118

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 148,442.

Gross unrealized appreciation (000)	$66,609
Gross unrealized depreciation (000)	(633)

Net unrealized appreciation (000)	$65,976

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 23,250 (000).
(A)	All or a portion of the security was held as collateral for open futures contracts.

See Notes to Schedules of Investments.
48

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

Russell Mini	11	$916	03/18/13	$85

Cash in the amount of $85,006 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,007,836 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Common Stocks	$184,767	$–	$–	$184,767

Money Market Fund	5,913	–	–	5,913

Short Term Investment Purchased with Collateral From Securities Loaned	23,738	–	–	23,738

Total Assets - Investments in Securities	$214,418	$–	$–	$214,418

Other Financial Instruments

Futures Contracts	$85	$–	$–	$85

Total Assets - Other Financial Instruments	$85	$–	$–	$85

See Notes to Schedules of Investments.
49

PNC Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 1.5%
Automotive — 0.1%
BMW Vehicle Lease Trust,
Series 2013-1, Cl A3
0.540%, 09/21/15	$250	$250

Credit Cards — 1.0%
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	500	503
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,435	1,445

		1,948

Utilities — 0.4%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	259
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	420	430

		689

Total Asset Backed Securities
(Cost $2,860)		2,887

COLLATERALIZED MORT GAGE OBLIGATION —0.2%
Ginnie Mae,
Series 2009-111, Cl A
3.486%, 08/16/39	303	308

Total Collateralized Mortgage Obligation
(Cost $305)		308

COMMERCIAL MORTGAGE-BACKED SECURITIES —2.5%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	3,721	4,054
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	870	933

Total Commercial Mortgage-Backed Securities
(Cost $4,609)		4,987

CORPORATE BONDS — 29.3%
Aerospace — 0.3%
L-3 Communications
4.950%, 02/15/21	510	572

Automotive — 0.5%
BorgWarner
4.625%, 09/15/20	430	469
Daimler Finance North America LLC
1.875%, 01/11/18 144A	250	252
Johnson Controls
5.000%, 03/30/20	250	284

		1,005

	Par (000)	Value (000)

Cable — 2.0%
Comcast
4.250%, 01/15/33	$525	$532
DIRECTV Holdings LLC
4.600%, 02/15/21	775	832
Discovery Communications LLC
3.300%, 05/15/22	460	467
Historic TW
6.625%, 05/15/29	556	691
NBCUniversal Media LLC
5.150%, 04/30/20	605	718
News America
8.450%, 08/01/34	500	676

		3,916

Consumer Discretionary — 0.6%
Hasbro
6.300%, 09/15/17	544	631
Marriott International
3.000%, 03/01/19	445	468
Whirlpool (MTN)
3.700%, 03/01/23	150	151

		1,250

Energy — 3.1%
Boardwalk Pipelines LP
3.375%, 02/01/23	510	497
Burlington Resources Finance
7.200%, 08/15/31	450	625
EQT
8.125%, 06/01/19	535	666
Hess
5.600%, 02/15/41	500	531
Kerr-McGee
7.875%, 09/15/31	410	538
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	502	636
Nexen
5.875%, 03/10/35	398	476
ONEOK Partners LP
6.125%, 02/01/41	185	215
Petrobras International Finance
3.875%, 01/27/16	705	737
Weatherford International
5.125%, 09/15/20	680	735
Williams Partners LP
4.125%, 11/15/20	425	458

		6,114

Financials — 8.3%
Bank of America
5.625%, 07/01/20	975	1,141
Bank of Nova Scotia
1.375%, 12/18/17	600	600
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	450	454
Capital One Financial
6.750%, 09/15/17	780	947
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	350	416
Citigroup
4.875%, 05/07/15	745	796

See Notes to Schedules of Investments.
50

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
5.300%, 01/07/16	$365	$404
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	450	457
Credit Suisse
5.400%, 01/14/20	435	488
First Niagara Financial Group
6.750%, 03/19/20	595	708
General Electric Capital
5.500%, 01/08/20	165	196
4.625%, 01/07/21	485	549
HSBC Bank USA NA
4.875%, 08/24/20	350	395
HSBC Holdings PLC
5.100%, 04/05/21	250	291
International Lease Finance
6.500%, 09/01/14 144A	350	374
John Deere Capital
2.800%, 01/27/23	555	562
JPMorgan Chase
6.125%, 06/27/17	910	1,072
4.625%, 05/10/21	395	446
Korea Development Bank
1.000%, 01/22/16	625	622
Mellon Funding
5.500%, 11/15/18	225	266
Merrill Lynch
6.050%, 05/16/16	425	474
Morgan Stanley
5.450%, 01/09/17	900	1,008
4.750%, 03/22/17	200	221
4.875%, 11/01/22	165	174
Nordea Bank AB
4.875%, 05/13/21 144A	575	622
Royal Bank of Canada
1.200%, 09/19/17	920	922
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	600	609
Wachovia Capital Trust III
5.570%, 03/29/49 (A)	550	551
Wells Fargo
3.450%, 02/13/23	385	390
Westpac Banking
2.000%, 08/14/17	480	494

		16,649

Food, Beverage & Tobacco — 0.2%
ConAgra Foods
3.200%, 01/25/23	470	469

Healthcare — 1.1%
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	455	462
Johnson & Johnson
5.950%, 08/15/37	15	20
Merck
3.875%, 01/15/21	275	307
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	730	777
WellPoint
3.300%, 01/15/23	515	521

		2,087

	Par (000)	Value (000)

Industrials — 1.7%
Amphenol
4.000%, 02/01/22	$615	$645
Arrow Electronics
4.500%, 03/01/23	105	105
Avnet
5.875%, 06/15/20	350	384
Caterpillar
3.900%, 05/27/21	100	111
CRH America
4.125%, 01/15/16	610	644
Eaton
4.000%, 11/02/32 144A	360	360
General Electric
4.125%, 10/09/42	490	490
Smiths Group PLC
3.625%, 10/12/22 144A	400	397
United Technologies
4.500%, 06/01/42	320	344

		3,480

Insurance — 2.1%
Aon
3.500%, 09/30/15	415	437
Berkshire Hathaway
3.750%, 08/15/21	575	621
Berkshire Hathaway Finance
4.250%, 01/15/21	400	450
MetLife
6.400%, 12/15/66	520	562
Principal Financial Group
8.875%, 05/15/19	410	556
Prudential Financial (MTN)
5.375%, 06/21/20	75	89
4.500%, 11/15/20	520	583
Reinsurance Group of America
6.450%, 11/15/19	720	864

		4,162

Materials — 1.0%
ArcelorMittal
7.500%, 10/15/39	435	451
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	1,025	1,020
International Paper
7.500%, 08/15/21	460	600

		2,071

Real Estate Investment Trusts — 1.3%
Digital Realty Trust LP
4.500%, 07/15/15	950	1,011
Health Care REIT
5.250%, 01/15/22	510	572
ProLogis LP
4.500%, 08/15/17	125	137
6.625%, 12/01/19	370	449
Realty Income
5.750%, 01/15/21	410	478

		2,647

See Notes to Schedules of Investments.
51

PNC Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — 1.3%
Advance Auto Parts
5.750%, 05/01/20	$270	$298
4.500%, 01/15/22	75	77
Darden Restaurants
3.350%, 11/01/22	470	448
Kroger
3.400%, 04/15/22	185	190
Safeway
4.750%, 12/01/21#	630	656
Wal-Mart Stores
5.250%, 09/01/35	800	948
5.625%, 04/01/40	20	25

		2,642

Technology — 1.4%
Autodesk
1.950%, 12/15/17	500	495
Hewlett-Packard
3.000%, 09/15/16	725	745
Intel
2.700%, 12/15/22	475	470
KLA-Tencor
6.900%, 05/01/18	502	601
Xerox
6.400%, 03/15/16	500	562

		2,873

Telecommunications — 1.5%
America Movil SAB de CV
5.000%, 03/30/20	430	489
AT&T
6.300%, 01/15/38	500	610
Bellsouth Capital Funding
7.875%, 02/15/30	145	187
Corning
4.750%, 03/15/42	365	375
GTE
6.940%, 04/15/28	830	1,079
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	245	253

		2,993

Transportation — 0.7%
Burlington Northern Santa Fe LLC
5.750%, 05/01/40	370	447
ERAC USA Finance LLC
2.750%, 03/15/17 144A	425	443
5.625%, 03/15/42 144A	200	224
Penske Truck Leasing LP
3.750%, 05/11/17 144A	300	317

		1,431

Utilities — 2.2%
Duke Energy Carolinas LLC
4.000%, 09/30/42	460	462
Exelon Generation LLC
4.000%, 10/01/20	957	1,009
MidAmerican Energy Holdings
6.125%, 04/01/36	410	515
NextEra Energy Capital Holdings
4.500%, 06/01/21	410	452

	Par (000)	Value (000)

PPL Capital Funding
3.500%, 12/01/22	$435	$439
Progress Energy
7.050%, 03/15/19	385	489
Puget Sound Energy
5.757%, 10/01/39	395	504
Toledo Edison
7.250%, 05/01/20	330	425

		4,295

Total Corporate Bonds
(Cost $55,121)		58,656

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	555	679

Total Municipal Bond
(Cost $568)		679

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 21.7%
Federal Home Loan Mortgage Corporation — 1.7%
9.500%, 10/01/20	33	37
8.500%, 09/01/16	1	1
8.000%, 07/01/25	35	42
4.500%, 07/01/40	1,391	1,492
3.500%, 06/01/42	1,739	1,836

		3,408

Federal National Mortgage Association — 17.3%
9.000%, 11/01/24	79	97
6.000%, 09/01/38	1,663	1,880
5.500%, 12/01/33	1,865	2,043
5.500%, 05/01/35	480	526
5.000%, 03/01/40	1,904	2,106
4.500%, 10/01/39	4,840	5,211
4.500%, 04/01/41	791	855
4.000%, 03/01/26	1,081	1,158
4.000%, 11/01/40	2,149	2,294
4.000%, 01/01/41	1,321	1,448
4.000%, 02/01/41	1,481	1,581
4.000%, 12/01/41	1,378	1,471
4.000%, 02/01/42	1,225	1,311
3.500%, 09/01/26	1,929	2,046
3.500%, 03/01/41	1,982	2,098
3.500%, 06/01/42	2,063	2,185
3.500%, 11/01/42	1,483	1,570
3.000%, 06/01/27	857	903
3.000%, 10/01/27	853	899
3.000%, 11/01/27	928	978
3.000%, 11/01/42	1,799	1,864

		34,524

See Notes to Schedules of Investments.
52

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Government National Mortgage Association — 2.7%
8.500%, 11/15/21	$28	$29
8.500%, 07/15/22	6	6
8.250%, 04/20/17	2	2
8.000%, 01/15/30	185	227
6.500%, 06/15/32	70	83
4.500%, 07/15/39	1,169	1,282
4.000%, 09/15/41	1,558	1,695
3.500%, 12/20/42	1,890	2,026

		5,350

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $41,895)		43,282

U.S. TREASURY OBLIGATIONS — 42.1%
U.S. Treasury Bonds — 5.9%
4.500%, 02/15/36	6,620	8,451
3.750%, 08/15/41	3,015	3,428

		11,879

U.S. Treasury Notes — 36.2%
4.250%, 08/15/13	8,055	8,208
2.625%, 01/31/18	945	1,031
2.625%, 08/15/20	4,455	4,860
2.375%, 08/31/14	13,305	13,735
2.250%, 01/31/15	2,245	2,331
1.625%, 08/15/22	2,395	2,357
1.375%, 03/15/13	3,930	3,932
1.375%, 05/15/13	8,710	8,732
1.250%, 10/31/15	2,620	2,685
1.250%, 01/31/19	1,790	1,817
1.125%, 06/15/13	5,750	5,767
1.000%, 07/15/13	2,545	2,553
1.000%, 01/15/14	5,495	5,535
0.375%, 01/15/16	8,760	8,770

		72,313

Total U.S. Treasury Obligations
(Cost $83,000)		84,192

	Number of Shares	Value (000)
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae*	60,500	$129
Freddie Mac*	44,080	101

Total Preferred Stocks
(Cost $2,502)		230

MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	4,010,111	4,010

Total Money Market Fund
(Cost $4,010)		4,010

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.7%
(Cost $194,870)		199,231

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.3%
Money Market Fund — 0.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	663,548	664

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $664)		664

TOTAL INVESTMENTS — 100.0%
(Cost $195,534)**		199,895

Other Assets & Liabilities – 0.0%		44

TOTAL NET ASSETS — 100.0%		$199,939

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $195,740.

Gross unrealized appreciation (000)	$6,598
Gross unrealized depreciation (000)	(2,443)

Net unrealized appreciation (000)	$4,155

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 649 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,597 (000) and represents 1.8% of net assets as of February 28, 2013.

See Notes to Schedules of Investments.
53

PNC Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$2,887	$–	$2,887
Collateralized Mortgage Obligation	–	308	–	308
Commercial Mortgage-Backed Securities	–	4,987	–	4,987
Corporate Bonds	–	58,656	–	58,656
Money Market Fund	4,010	–	–	4,010
Municipal Bond	–	679	–	679
Preferred Stocks	230	–	–	230
Short Term Investment Purchased with Collateral From Securities Loaned	664	–	–	664
U.S. Government Agency Mortgage-Backed Obligations	–	43,282	–	43,282
U.S. Treasury Obligations	–	84,192	–	84,192

Total Assets - Investments in Securities	$4,904	$194,991	$–	$199,895

See Notes to Schedules of Investments.
54

PNC Government Mortgage Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	$33	$38
Freddie Mac, Series 3064, Cl OG
5.500%, 06/15/34	896	942

Total Collateralized Mortgage Obligations
(Cost $963)		980

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 86.3%

Federal Home Loan Mortgage Corporation — 8.3%
12.250%, 08/01/15	8	8
9.000%,04/01/16 to 09/01/20	30	33
8.500%,11/01/18 to 01/01/22	32	35
8.000%,02/01/17 to 03/01/22	27	29
7.000%,05/01/31	25	30
6.000%,10/01/32	264	295
5.500%,03/01/28	129	143
4.500%,03/01/40 to 07/01/40	3,732	4,088
4.000%,09/01/40	995	1,058
3.500%,06/01/42 to 12/01/42	2,963	3,129

		8,848

Federal National Mortgage Association — 64.0%
12.500%, 05/01/15	1	1
10.000%, 06/01/21	5	6
9.000%,02/01/17 to 10/01/19	6	7
8.500%,11/01/21 to 09/01/23	15	17
8.000%,02/01/23 to 03/01/23	7	8
7.500%,09/01/22 to 07/01/31	141	172
7.000%,12/01/15 to 09/01/31	107	124
6.500%,04/01/16 to 02/01/38	2,044	2,299
6.000%,06/01/27 to 01/01/37	3,709	4,139
5.500%,09/01/17 to 01/01/35	5,047	5,541
5.000%,06/01/18 to 10/01/39	5,475	5,992
4.500%,04/01/18 to 08/01/40	15,066	16,458
4.000%,07/01/25 to 12/01/41	11,076	11,853
3.500%,08/01/26 to 01/01/43	14,226	15,066
3.000%,06/01/27 to 12/01/42	6,319	6,604

		68,287

Government National Mortgage Association — 14.0%
14.000%, 07/15/14 to 02/15/15	3	3
13.500%, 07/15/14 to 01/20/15	11	11
13.000%, 10/15/13 to 06/15/15	9	9
12.500%, 10/15/13 to 11/20/15	26	26
12.000%, 09/15/13 to 09/15/15	29	29
11.500%, 06/15/13 to 08/15/14	7	7
9.250%,12/20/16 to 05/15/21	26	27
9.000%,04/15/16 to 11/15/24	135	146
8.750%,12/15/16	26	26
8.500%,02/15/17 to 09/15/24	113	122
8.000%,04/15/17 to 05/20/30	397	468
7.500%,09/20/15 to 09/20/30	702	777
7.000%,09/20/15 to 06/15/32	1,047	1,249
6.500%,10/15/22 to 09/15/31	1,043	1,199
6.000%,07/20/29	275	313

	Par (000)	Value (000)
5.000%,10/15/39	$1,931	$2,120
4.500%,03/15/39 to 08/15/39	3,427	3,783
4.000%,09/15/39 to 10/15/41	3,244	3,539
3.500%,07/15/42	1,013	1,092

		14,946

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $87,484)		92,081

U.S. TREASURY OBLIGATION — 10.7%
U.S. Treasury Note — 10.7%
2.375%,08/31/14	11,095	11,453

Total U.S. Treasury Obligation
(Cost $11,449)		11,453

	Number of Shares
MONEY MARKET FUND — 2.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	2,241,663	2,242

Total Money Market Fund
(Cost $2,242)		2,242

TOTAL INVESTMENTS — 100.0%
(Cost $102,138)*		106,756

Other Assets & Liabilities – 0.0%		(27)

TOTAL NET ASSETS — 100.0%		$106,729

*	Aggregate cost for Federal income tax purposes is (000) $ 102,138.

Gross unrealized appreciation (000)	$4,751
Gross unrealized depreciation (000)	(133)

Net unrealized appreciation (000)	$4,618

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
55

PNC Government Mortgage Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Collateralized Mortgage Obligations	$–	$980	$–	$980
Money Market Fund	2,242	–	–	2,242
U.S. Government Agency Mortgage-Backed Obligations	–	92,081	–	92,081
U.S. Treasury Obligation	–	11,453	–	11,453

Total Assets - Investments in Securities	$2,242	$104,514	$–	$106,756

See Notes to Schedules of Investments.
56

PNC High Yield Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 88.3%
Aerospace — 2.2%
Spirit Aerosystems
7.500%, 10/01/17	$75	$80
6.750%, 12/15/20	225	239

		319

Automotive — 0.0%
General Motors Escrow Bond
8.375%, 12/31/49 (A) (B)	405	–

Cable — 4.5%
AMC Networks
7.750%, 07/15/21	250	284
Belo
8.000%, 11/15/16	150	161
DISH DBS
7.750%, 05/31/15	100	111
Sinclair Television Group
6.125%, 10/01/22 144A	100	107

		663

Consumer Non-Cyclical — 0.7%
Hanesbrands
8.000%, 12/15/16	88	96

Consumer Services — 10.9%
Block Financial LLC
5.500%, 11/01/22	200	207
H&E Equipment Services
7.000%, 09/01/22 144A	150	164
Live Nation Entertainment
8.125%, 05/15/18 144A	100	108
NAI Entertainment Holdings LLC
8.250%, 12/15/17 144A	73	80
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	185	197
Royal Caribbean Cruises
11.875%, 07/15/15	95	116
7.500%, 10/15/27	150	170
Sotheby’s
5.250%, 10/01/22 144A	250	252
Speedway Motorsports
6.750%, 02/01/19	100	107
Wynn Las Vegas LLC
5.375%, 03/15/22	200	210

		1,611

Energy — 9.8%
Chesapeake Energy
9.500%, 02/15/15	200	226
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	100	108
Continental Resources
8.250%, 10/01/19	200	224
Copano Energy LLC
7.750%, 06/01/18	165	174
Peabody Energy
7.875%, 11/01/26	300	321
Samson Investment
9.750%, 02/15/20 144A	225	239

	Par (000)	Value (000)

Tesoro
5.375%, 10/01/22	$145	$151

		1,443

Financials — 10.7%
Bank of America
8.000%, 12/29/49 (C)	300	341
Barclays Bank PLC
7.625%, 11/21/22#	240	239
BBVA U.S. Senior, SA Unipersonal
4.664%, 10/09/15	200	207
Felcor Lodging LP
5.625%, 03/01/23 144A	100	101
JPMorgan Chase
7.900%, 04/29/49 (C)	200	232
Morgan Stanley
5.500%, 07/28/21	100	115
4.875%, 11/01/22	100	106
Wells Fargo
7.980%, 03/29/49 (C)	200	230

		1,571

Food, Beverage & Tobacco — 6.1%
Constellation Brands
6.000%, 05/01/22	100	109
Del Monte
7.625%, 02/15/19	250	259
HJ Heinz Finance
6.750%, 03/15/32	400	429
TreeHouse Foods
7.750%, 03/01/18	100	108

		905

Health Care Services — 1.4%
DaVita HealthCare Partners
5.750%, 08/15/22	200	209

Healthcare — 5.4%
Endo Health Solutions
7.000%, 07/15/19	250	271
HCA
8.500%, 04/15/19	250	277
Mylan
7.875%, 07/15/20 144A	200	233
Select Medical
7.625%, 02/01/15	13	13

		794

Industrials — 14.5%
Bombardier
7.750%, 03/15/20 144A	250	284
Clean Harbors
5.125%, 06/01/21 144A	100	101
Darling International
8.500%, 12/15/18	100	114
Huntington Ingalls Industries
6.875%, 03/15/18	200	218
Interface
7.625%, 12/01/18	65	70
K Hovnanian Enterprises
7.250%, 10/15/20 144A	250	275

See Notes to Schedules of Investments.
57

PNC High Yield Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Industrials — continued
Masco
7.750%, 08/01/29	$262	$294
Owens-Illinois
7.800%, 05/15/18	100	117
Pulte Group
7.875%, 06/15/32	323	356
USG
8.375%, 10/15/18 144A	275	305

		2,134

Insurance — 1.7%
Metlife Capital Trust IV
7.875%, 12/15/67 144A	200	247

Materials — 3.5%
APERAM
7.750%, 04/01/18 144A	50	49
ArcelorMittal
10.350%, 06/01/19	200	253
Clearwater Paper
7.125%, 11/01/18	100	108
Cloud Peak Energy Resources LLC
8.250%, 12/15/17	100	107

		517

Retail — 5.2%
JC Penney
5.750%, 02/15/18	300	251
Limited Brands
8.500%, 06/15/19	200	245
Safeway
7.250%, 02/01/31	250	275

		771

Technology — 3.2%
Mantech International
7.250%, 04/15/18	175	186
NCR
4.625%, 02/15/21 144A	75	74
Seagate HDD Cayman
7.750%, 12/15/18	200	218

		478

Telecommunications — 2.1%
SBA Telecommunications
5.750%, 07/15/20 144A	300	312

Transportation — 3.1%
Florida East Coast Railway
8.125%, 02/01/17	200	215
PHI
8.625%, 10/15/18	217	236

		451

Utilities — 3.3%
Calpine
7.500%, 02/15/21 144A	186	202

	Par (000)	Value (000)

Puget Energy
6.000%, 09/01/21	$250	$282

		484

Total Corporate Bonds
(Cost $12,316)		13,005

	Number of Shares

COMMON STOCKS — 0.7%
Automotive — 0.3%
General Motors*	1,645	45
Motors Liquidation GUC Trust*	413	9

Industrials — 0.4%
HMH Holdings Delaware* (A) (D)	3,507	56

Total Common Stocks
(Cost $182)		110

PREFERRED STOCKS — 0.2%
Financial Conduits — 0.2%
Fannie Mae*	10,000	21
Freddie Mac*	3,000	7

Total Preferred Stocks
(Cost $324)		28

WARRANTS — 0.3%
General Motors, Cl A*	1,496	27
General Motors, Cl B*	1,496	17

Total Warrants
(Cost $114)		44

MONEY MARKET FUND — 4.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	689,017	689

Total Money Market Fund
(Cost $689)		689

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 94.2%
(Cost $13,625)		13,876

See Notes to Schedules of Investments.
58

	Number of Shares	Value (000)

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.6%
Money Market Fund — 1.6%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	245,058	$245

Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $245)		245

TOTAL INVESTMENTS — 95.8%
(Cost $13,870)**		14,121

Other Assets & Liabilities – 4.2%		613

TOTAL NET ASSETS — 100.0%		$14,734

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $13,898.

Gross unrealized appreciation (000)	$693
Gross unrealized depreciation (000)	(470)

Net unrealized appreciation (000)	$223

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 240 (000).
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(B)	Security in default.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2013.
(D)	Illiquid Security. Total value of illiquid securities is $56 (000) and represents 0.4% of net assets as of February 28, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,330 (000) and represents 23.0% of net assets as of February 28, 2013.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$54	$–	$56	$110
Corporate Bonds	–	13,005	–	13,005
Money Market Fund	689	–	–	689
Preferred Stocks	28	–	–	28
Warrants	44	–	–	44
Short Term Investment Purchased with Collateral From Securities Loaned	245	–	–	245

Total Assets - Investments in Securities	$1,060	$13,005	$56	$14,121

See Notes to Schedules of Investments.
59

PNC Intermediate Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 1.8%
Automotive — 0.5%
Honda Auto Receivables Owner Trust,
Series 2012-1, Cl A3
0.770%, 01/15/16	$95	$96
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	13	13
Nissan Auto Receivables Owner Trust,
Series 2012-A, Cl A3
0.730%, 05/16/16	95	95
Volkswagen Auto Lease Trust,
Series 2011-A, Cl A3
1.200%, 10/20/14	60	60
Volkswagen Auto Loan Enhanced Trust, Series
2013-1, Cl A3
0.560%, 08/21/17	1,665	1,666

		1,930

Credit Cards — 1.1%
Discover Card Master Trust,
Series 2013-A2, Cl A2
0.690%, 08/15/18	1,540	1,542
Discover Card Master Trust,
Series 2010-A1, Cl A1
0.851%, 09/15/15 (A)	100	100
GE Capital Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	881
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,838

		4,361

Equipment — 0.0%
John Deere Owner Trust,
Series 2012-A, Cl A3
0.750%, 03/15/16	50	50

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	664

Total Asset Backed Securities
(Cost $6,932)		7,005

COLLATERALIZED MORTGAGE OBLIGATION — 1.1%
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	4,263	4,560

Total Collateralized Mortgage Obligation
(Cost $4,265)		4,560

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.5%
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	1,991	2,134

Total Commercial Mortgage-Backed Security
(Cost $2,149)		2,134

	Par (000)	Value (000)

CORPORATE BONDS — 37.5%
Aerospace — 0.3%
L-3 Communications
4.950%, 02/15/21	$1,055	$1,183

Automotive — 0.6%
BorgWarner
4.625%, 09/15/20	1,298	1,416
Daimler Finance North America LLC
1.875%, 01/11/18 144A	1,000	1,006

		2,422

Cable — 1.6%
DIRECTV Holdings LLC
3.500%, 03/01/16	465	492
4.600%, 02/15/21	1,575	1,690
Discovery Communications LLC
4.375%, 06/15/21	5	5
3.300%, 05/15/22	690	700
NBCUniversal Media LLC
5.150%, 04/30/20	1,660	1,971
News America
6.900%, 03/01/19	1,110	1,398

		6,256

Consumer Cyclicals — 0.2%
VF
1.038%, 08/23/13(A)	685	688

Consumer Discretionary — 0.6%
Hasbro
6.300%, 09/15/17	1,286	1,492
Marriott International
3.000%, 03/01/19	880	925

		2,417

Consumer Staples — 0.3%
Procter & Gamble
0.216%, 02/06/14(A)	1,340	1,340

Energy — 2.8%
Anadarko Petroleum
8.700%, 03/15/19	1,040	1,394
Boardwalk Pipelines LP
3.375%, 02/01/23	1,205	1,175
BP Capital Markets PLC
3.245%, 05/06/22	1,065	1,096
EQT
8.125%, 06/01/19	1,095	1,363
Hess
8.125%, 02/15/19	1,086	1,399
Nexen
6.200%, 07/30/19	920	1,134
ONEOK Partners LP
3.250%, 02/01/16	895	946
Petrobras International Finance
3.875%, 01/27/16	1,415	1,479
Weatherford International
5.125%, 09/15/20	1,120	1,210

		11,196

Financials — 10.0%
Bank of America
5.625%, 07/01/20	1,475	1,726

See Notes to Schedules of Investments.
60

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Bank of Montreal (MTN)
0.780%, 09/11/15(A)	$2,215	$2,224
Bank of Nova Scotia
1.375%, 12/18/17	760	760
BB&T (MTN)
2.150%, 03/22/17	730	755
6.850%, 04/30/19	10	13
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	1,160	1,171
Bear Stearns LLC
5.550%, 01/22/17	705	804
Capital One Financial
6.750%, 09/15/17	1,587	1,927
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	10	12
Citigroup
4.875%, 05/07/15	1,806	1,929
5.300%, 01/07/16	885	980
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	1,150	1,169
Credit Suisse
5.400%, 01/14/20	1,505	1,689
First Niagara Financial Group
6.750%, 03/19/20	1,335	1,589
General Electric Capital
5.500%, 01/08/20	1,725	2,048
HSBC Bank USA NA
4.875%, 08/24/20	1,865	2,105
HSBC Holdings PLC
5.100%, 04/05/21	115	134
JPMorgan Chase
6.125%, 06/27/17	1,231	1,450
Korea Development Bank
1.000%, 01/22/16	1,200	1,195
Mellon Funding
5.500%, 11/15/18	2,100	2,481
Merrill Lynch
6.050%, 05/16/16	1,150	1,283
Merrill Lynch (MTN)
6.875%, 04/25/18	10	12
Morgan Stanley
5.450%, 01/09/17	1,485	1,663
4.750%, 03/22/17	1,520	1,679
4.875%, 11/01/22	320	338
National Rural Utilities Cooperative Finance
5.500%, 07/01/13	15	15
4.750%, 03/01/14	50	52
5.450%, 04/10/17	30	35
Nordea Bank AB
4.875%, 05/13/21 144A	925	1,000
Northern Trust
2.375%, 08/02/22	15	15
Royal Bank of Canada
1.200%, 09/19/17	1,485	1,488
Royal Bank of Canada (MTN)
1.150%, 03/13/15	10	10
Santander Holdings USA
3.000%, 09/24/15	700	719
Santander US Debt SA Unipersonal
2.991%, 10/07/13 144A	1,000	1,006
Svenska Handelsbanken AB
3.125%, 07/12/16	660	705

	Par (000)	Value (000)

TIAA Global Markets
4.950%, 07/15/13 144A	$1,000	$1,016
US Bancorp (MTN)
2.950%, 07/15/22	25	25
Wachovia
5.625%, 10/15/16	1,490	1,706
Wells Fargo
3.450%, 02/13/23	660	669

		39,597

Food, Beverage & Tobacco — 1.1%
Anheuser-Busch
5.600%, 03/01/17	500	584
Coca-Cola
0.260%, 03/14/14(A)	1,645	1,644
ConAgra Foods
7.000%, 04/15/19	1,170	1,471
Mondelez International
5.375%, 02/10/20	495	591

		4,290

Healthcare — 3.2%
AbbVie
1.200%, 11/06/15 144A	1,535	1,548
Amgen
3.450%, 10/01/20	795	848
3.875%, 11/15/21	415	451
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	830	844
Johnson & Johnson
0.380%, 05/15/14(A)	2,340	2,344
Mead Johnson Nutrition
3.500%, 11/01/14	1,350	1,404
Quest Diagnostics
1.160%, 03/24/14(A)	1,302	1,309
Sanofi
4.000%, 03/29/21	945	1,056
Teva Pharmaceutical Finance BV
1.193%, 11/08/13(A)	685	689
UnitedHealth Group
1.400%, 10/15/17	955	959
Zoetis
1.875%, 02/01/18 144A	1,000	1,003

		12,455

Industrials — 1.7%
Arrow Electronics
3.000%, 03/01/18	510	513
CRH America
4.125%, 01/15/16	1,180	1,246
Koninklijke Philips Electronics NV
3.750%, 03/15/22	1,205	1,299
Republic Services
3.800%, 05/15/18	10	11
5.000%, 03/01/20	850	978
Smiths Group PLC
3.625%, 10/12/22 144A	600	596
United Technologies
0.557%, 12/02/13(A)	1,845	1,849

		6,492

See Notes to Schedules of Investments.
61

PNC Intermediate Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — 2.8%
ACE INA Holdings
2.600%, 11/23/15	$490	$514
Aon
3.500%, 09/30/15	1,250	1,316
Berkshire Hathaway
3.750%, 08/15/21	1,870	2,020
MetLife
7.717%, 02/15/19	1,585	2,070
New York Life Global Funding
4.650%, 05/09/13 144A	1,340	1,350
Principal Financial Group
8.875%, 05/15/19	925	1,255
Prudential Financial (MTN)
5.375%, 06/21/20	340	401
4.500%, 11/15/20	1,000	1,121
Reinsurance Group of America
6.450%, 11/15/19	955	1,147

		11,194

Materials — 0.6%
Alcoa
5.400%, 04/15/21	25	26
EI du Pont de Nemours
3.625%, 01/15/21	5	5
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	1,295	1,289
International Paper
7.500%, 08/15/21	890	1,162

		2,482

Real Estate Investment Trusts — 1.6%
Boston Properties LP
4.125%, 05/15/21	1,150	1,247
Digital Realty Trust LP
4.500%, 07/15/15	1,410	1,501
Health Care REIT
4.950%, 01/15/21	1,140	1,269
ProLogis LP
4.500%, 08/15/17	570	626
6.625%, 12/01/19	490	594
Realty Income
5.950%, 09/15/16	1,085	1,245

		6,482

Retail — 1.8%
Advance Auto Parts
4.500%, 01/15/22	590	607
Darden Restaurants
3.350%, 11/01/22	1,230	1,173
Kroger
3.400%, 04/15/22	1,225	1,258
Lowe’s
4.625%, 04/15/20	10	11
Safeway
3.950%, 08/15/20	1,235	1,256
Target
0.473%, 07/18/14(A)	1,493	1,496
Wal-Mart Stores
3.625%, 07/08/20	60	66

	Par (000)	Value (000)

Yum! Brands
3.750%, 11/01/21	$1,145	$1,197

		7,064

Sovereign Agency — 0.0%
Province of Ontario Canada
0.950%, 05/26/15	20	20

Technology — 2.2%
Amphenol
4.750%, 11/15/14	750	797
4.000%, 02/01/22	795	833
Autodesk
1.950%, 12/15/17	1,130	1,119
Cisco Systems
4.950%, 02/15/19	25	30
Google
3.625%, 05/19/21	15	17
Hewlett-Packard
3.750%, 12/01/20	2,485	2,430
Intel
1.350%, 12/15/17	1,000	1,002
3.300%, 10/01/21	15	16
KLA-Tencor
6.900%, 05/01/18	1,165	1,396
Xerox
6.400%, 03/15/16	740	832
4.500%, 05/15/21	265	280

		8,752

Telecommunications — 2.6%
America Movil SAB de CV
5.000%, 03/30/20	1,485	1,690
AT&T
5.800%, 02/15/19	990	1,194
Corning
6.625%, 05/15/19	1,480	1,838
GTE
6.840%, 04/15/18	2,575	3,199
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	505	521
Vodafone Group PLC
1.500%, 02/19/18	1,715	1,713

		10,155

Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	630	643
Canadian National Railway
2.850%, 12/15/21	20	21
ERAC USA Finance LLC
2.750%, 03/15/17 144A	1,010	1,053
Penske Truck Leasing LP
3.750%, 05/11/17 144A	775	819
Union Pacific
5.750%, 11/15/17	1,018	1,215

		3,751

Utilities — 2.5%
Exelon Generation LLC
4.000%, 10/01/20	2,845	3,000

See Notes to Schedules of Investments.
62

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
Metropolitan Edison
7.700%, 01/15/19	$900	$1,165
MidAmerican Energy
5.300%, 03/15/18	20	24
MidAmerican Energy Holdings
5.750%, 04/01/18	1,410	1,700
Peco Energy
5.350%, 03/01/18	15	18
PPL Capital Funding
3.500%, 12/01/22	1,485	1,499
Progress Energy
7.050%, 03/15/19	1,380	1,752
Southern
1.950%, 09/01/16	535	553
Toledo Edison
7.250%, 05/01/20	35	45
Union Electric
4.650%, 10/01/13	50	51
Wisconsin Electric Power
6.000%, 04/01/14	20	21

		9,828

Total Corporate Bonds (Cost $139,457)		148,064

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 4.5%
Federal National Mortgage Association — 4.5%
4.500%, 01/01/41	87	94
4.500%, 08/01/41	1,370	1,482
4.000%, 07/01/25	0	0
4.000%, 10/01/25	41	44
4.000%, 10/01/40	32	34
4.000%, 11/01/40	76	81
4.000%, 01/01/41	3,228	3,536
4.000%, 02/01/41	2,665	2,845
4.000%, 03/01/41	67	72
4.000%, 12/01/41	58	62
3.500%, 10/01/26	1,491	1,582
3.500%, 10/01/42	3,819	4,046
3.000%, 10/01/27	3,790	3,996

		17,874

Government National Mortgage Association — 0.0%
5.500%, 05/15/17	11	11

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $17,462)		17,885

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 53.2%
U.S. Treasury Notes — 53.2%
4.250%, 08/15/13	$7,405	$7,546
3.000%, 09/30/16	10,697	11,657
2.625%, 01/31/18	490	535
2.625%, 08/15/20	12,320	13,440
2.375%, 08/31/14	42,563	43,938
2.250%, 01/31/15	20,985	21,792
2.125%, 08/15/21	13,630	14,209
2.000%, 02/15/22	1,455	1,492
1.875%, 10/31/17	4,435	4,676
1.625%, 08/15/22	5,775	5,682
1.375%, 05/15/13	5,550	5,564
1.375%, 09/30/18	5	5
1.250%, 08/31/15	5,140	5,262
1.250%, 10/31/15	11,570	11,857
1.250%, 01/31/19	10,580	10,742
1.125%, 06/15/13	13,295	13,333
1.000%, 01/15/14	5,300	5,338
0.500%, 10/15/13	7,620	7,636
0.375%, 01/15/16	25,470	25,500

Total U.S. Treasury Obligations (Cost $208,848)		210,204

	Number of Shares
MONEY MARKET FUND — 1.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	3,788,466	3,788

Total Money Market Fund (Cost $3,788)		3,788

TOTAL INVESTMENTS — 99.6% (Cost $382,901)*		393,640

Other Assets & Liabilities – 0.4%		1,627

TOTAL NET ASSETS — 100.0%		$395,267

*	Aggregate cost for Federal income tax purposes is (000) $ 382,950.

Gross unrealized appreciation (000)	$10,949
Gross unrealized depreciation (000)	(259)

Net unrealized appreciation (000)	$10,690

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $10,398 (000) and represents 2.6% of net assets as of February 28, 2013.

See Notes to Schedules of Investments.
63

PNC Intermediate Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$7,005	$–	$7,005
Collateralized Mortgage Obligation	–	4,560	–	4,560
Commercial Mortgage-Backed Security	–	2,134	–	2,134
Corporate Bonds	–	148,064	–	148,064
Money Market Fund	3,788	–	–	3,788
U.S. Government Agency Mortgage- Backed Obligations	–	17,885	–	17,885
U.S. Treasury Obligations	–	210,204	–	210,204

Total Assets - Investments in Securities	$3,788	$389,852	$–	$393,640

See Notes to Schedules of Investments.
64

PNC Limited Maturity Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 14.3%
Automotive — 9.3%
Bank of America Auto Trust,
Series 2012-1, Cl A3
0.780%, 06/15/16	$1,500	$1,506
BMW Vehicle Lease Trust,
Series 2011-1, Cl A3
1.060%, 02/20/14	397	398
BMW Vehicle Owner Trust,
Series 2011-A, Cl A3
0.760%, 08/25/15	3,024	3,033
Ford Credit Auto Lease Trust,
Series 2012-A, Cl A2
0.630%, 04/15/14	1,521	1,522
Honda Auto Receivables Owner Trust,
Series 2011-1, Cl A3
1.130%, 10/15/14	1,206	1,209
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	3,060	3,114
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	1,976	1,982
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	619	621
Mercedes-Benz Auto Receivables Trust,
Series 2011-I, Cl A3
0.850%, 03/16/15	1,466	1,469
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.950%, 02/16/16	1,650	1,661
Toyota Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.680%, 06/15/15	5,710	5,725
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	4,805	4,913
World Omni Auto Receivables Trust,
Series 2011-A, Cl A3
1.110%, 05/15/15	1,658	1,664

		28,817

Credit Cards — 3.4%
Chase Issuance Trust,
Series 2012-A3, Cl A3
0.790%, 06/15/17	5,860	5,900
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	1,690	1,700
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	2,945	2,975

		10,575

Equipment — 0.3%
John Deere Owner Trust, Series 2011-A, Cl A3
1.290%, 01/15/16	854	858

	Par (000)	Value (000)

Mortgage Related — 0.0%
GE Mortgage Services LLC,
Series 1999-HE1, Cl A7
6.265%, 04/25/29	$19	$18

Utilities — 1.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.901%, 04/15/18	3,911	3,937
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	196	199

		4,136

Total Asset Backed Securities
(Cost $44,218)		44,404

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.3%
Fannie Mae, Series 2003-48, Cl TJ
4.500%, 06/25/22	282	284
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	2,438	2,612
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	2,027	2,162
Fannie Mae, Series 2006-62, Cl TM
5.500%, 02/25/33	232	235
Fannie Mae, Series 2011-29, Cl PE
3.500%, 09/25/36	2,526	2,591
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	2,122	2,193
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	2,678	2,857
Freddie Mac, Series 2931, Cl DC
4.000%, 06/15/18	1,040	1,047
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	878	931
Freddie Mac, Series 3563, Cl BC
4.000%, 06/15/22	227	228
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	803	845
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	2,434	2,584
Ginnie Mae, Series 2010-30, Cl NG
3.000%, 04/16/33	1,064	1,088

Total Collateralized Mortgage Obligations
(Cost $19,835)		19,657

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Cl A2B
5.248%, 12/10/46	371	374
Freddie Mac Multi-Family Structured Pass Thru
Certificates, Series K501, Cl A1
1.337%, 06/25/16	3,284	3,339

Total Commercial Mortgage-Backed Securities
(Cost $3,655)		3,713

See Notes to Schedules of Investments.
65

PNC Limited Maturity Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — 26.8%
Automotive — 1.3%
Daimler Finance North America LLC
1.250%, 01/11/16 144A	$800	$802
Toyota Motor Credit
0.875%, 07/17/15	2,000	2,014
Volkswagen International Finance NV
1.150%, 11/20/15 144A	1,300	1,306

		4,122

Cable — 1.0%
DIRECTV Holdings LLC
3.550%, 03/15/15	810	848
3.125%, 02/15/16	275	288
NBCUniversal Media LLC
3.650%, 04/30/15	1,700	1,804

		2,940

Consumer Discretionary — 0.3%
Carnival
1.200%, 02/05/16	800	803

Energy — 1.0%
BP Capital Markets PLC
3.875%, 03/10/15	1,175	1,249
0.700%, 11/06/15	840	839
Kinder Morgan Energy Partners LP
5.625%, 02/15/15	1,000	1,090

		3,178

Financials — 14.9%
American Express Credit (MTN)
1.750%, 06/12/15	1,470	1,502
American Honda Finance
1.850%, 09/19/14 144A	1,900	1,930
Bank of America (MTN)
7.375%, 05/15/14	2,465	2,652
Barclays Bank PLC
2.375%, 01/13/14	2,630	2,668
Capital One Financial
1.000%, 11/06/15	1,890	1,883
Citigroup
6.010%, 01/15/15	2,475	2,687
Commonwealth Bank of Australia
2.125%, 03/17/14 144A	950	963
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125%, 10/13/15	2,470	2,550
Credit Suisse USA
5.125%, 08/15/15	2,950	3,248
General Electric Capital (MTN)
2.375%, 06/30/15	3,800	3,928
Goldman Sachs Group
3.300%, 05/03/15	1,909	1,996
HSBC Bank USA NA NY
4.625%, 04/01/14	2,158	2,247
HSBC USA
2.375%, 02/13/15	1,035	1,067
JPMorgan Chase
1.125%, 02/26/16	1,600	1,603
3.150%, 07/05/16	2,130	2,255
Korea Development Bank
1.000%, 01/22/16	775	772
Morgan Stanley
4.100%, 01/26/15	1,900	1,992

	Par (000)	Value (000)

1.750%, 02/25/16	$585	$588
National Australia Bank NY
0.900%, 01/20/16	800	801
National Australia Bank NY (MTN)
2.000%, 03/09/15	1,000	1,026
Nordea Bank AB
2.250%, 03/20/15 144A	500	514
UBS AG (MTN)
2.250%, 01/28/14	500	507
Wells Fargo
3.625%, 04/15/15	1,715	1,820
Wells Fargo Bank NA
4.750%, 02/09/15	1,625	1,743
Westpac Banking
0.950%, 01/12/16	3,250	3,261

		46,203

Food, Beverage & Tobacco — 0.5%
Anheuser-Busch InBev Worldwide
0.800%, 07/15/15	750	752
Kraft Foods Group
1.625%, 06/04/15	900	914

		1,666

Healthcare — 1.7%
AbbVie
1.200%, 11/06/15 144A	2,600	2,621
Covidien International Finance SA
1.350%, 05/29/15	875	886
Teva Pharmaceutical Finance II BV
3.000%, 06/15/15	1,600	1,682

		5,189

Industrials — 0.6%
Eaton
0.950%, 11/02/15 144A	1,000	1,004
Enterprise Products Operating LLC
1.250%, 08/13/15	950	958

		1,962

Insurance — 0.4%
Prudential Financial (MTN)
3.875%, 01/14/15	1,238	1,306

Materials — 0.3%
Barrick Gold
1.750%, 05/30/14	830	841

Retail — 0.7%
Kroger
7.500%, 01/15/14	925	979
Walgreen
1.000%, 03/13/15	1,255	1,259

		2,238

Technology — 1.5%
Hewlett-Packard
2.350%, 03/15/15	2,475	2,523
HP Enterprise Services LLC
6.000%, 08/01/13	832	850
Johnson Controls
5.500%, 01/15/16	1,270	1,424

		4,797

See Notes to Schedules of Investments.
66

	Par (000)	Value (000)

CORPORATE BONDS — continued
Telecommunications — 1.6%
AT&T
0.875%, 02/13/15	$750	$752
0.800%, 12/01/15	1,350	1,350
Verizon New England
4.750%, 10/01/13	1,460	1,496
Vodafone Group PLC
0.900%, 02/19/16	1,500	1,499

		5,097

Utilities — 1.0%
Exelon Generation LLC
5.350%, 01/15/14	1,720	1,788
MidAmerican Energy Holdings
5.000%, 02/15/14	1,272	1,325

		3,113

Total Corporate Bonds
(Cost $82,331)		83,455

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 7.1%
Federal Home Loan Mortgage Corporation — 1.4%
6.000%, 05/01/21	507	541
5.500%, 03/01/22	451	485
5.500%, 04/01/22	595	640
4.500%, 02/01/19	447	487
4.500%, 05/01/19	1,403	1,494
2.870%, 03/01/36 (A)	553	590

		4,237

Federal National Mortgage Association — 5.7%
6.000%, 09/01/16	125	131
5.500%, 09/01/17	337	362
5.500%, 10/01/17	132	142
5.500%, 11/01/18	339	370
5.000%, 06/01/18	324	351
5.000%, 12/01/21	522	565
4.500%, 04/01/14	36	36
4.500%, 06/01/21	1,426	1,537
3.500%, 06/01/20	2,044	2,168
3.500%, 11/01/20	1,935	2,052
3.000%, 01/01/22	2,842	3,008
3.000%, 06/01/22	3,659	3,873
2.920%, 04/01/35 (A)	606	648
2.808%, 01/01/36 (A)	663	707
2.778%, 12/01/34 (A)	289	307
2.706%, 08/01/33 (A)	410	436
2.682%, 07/01/34 (A)	461	498
2.415%, 11/01/32 (A)	48	48
2.293%, 09/01/36 (A)	498	532

		17,771

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $21,207)		22,008

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 40.8%
U.S. Treasury Notes — 40.8%
2.250%, 01/31/15	$19,400	$20,146
2.125%, 11/30/14	15,710	16,232
2.000%, 11/30/13	8,665	8,783
1.000%, 05/15/14	27,585	27,850
0.500%, 08/15/14	30,545	30,675
0.375%, 04/15/15	17,540	17,582
0.250%, 08/15/15	3,845	3,841
0.250%, 12/15/15	1,880	1,876

Total U.S. Treasury Obligations
(Cost $126,754)		126,985

	Number of Shares

MONEY MARKET FUND — 3.7%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	11,538,441	11,538

Total Money Market Fund
(Cost $11,538)		11,538

TOTAL INVESTMENTS — 100.2%*
(Cost $309,538)*		311,760

Other Assets & Liabilities – (0.2)%		(691)

TOTAL NET ASSETS — 100.0%		$311,069

* Aggregate cost for Federal income tax purposes is (000) $ 309,554

Gross unrealized appreciation (000)	$2,463
Gross unrealized depreciation (000)	(257)

Net unrealized appreciation (000)	$2,206

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $9,140 (000) and represents 2.9% of net assets as of February 28, 2013.

See Notes to Schedules of Investments.
67

PNC Limited Maturity Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$44,404	$–	$44,404
Collateralized Mortgage Obligations	–	19,657	–	19,657
Commercial Mortgage-Backed Securities	–	3,713	–	3,713
Corporate Bonds	–	83,455	–	83,455
Money Market Fund	11,538	–	–	11,538
U.S. Government Agency Mortgage- Backed Obligations	–	22,008	–	22,008
U.S. Treasury Obligations	–	126,985	–	126,985

Total Assets - Investments in Securities	$11,538	$300,222	$–	$311,760

See Notes to Schedules of Investments.
68

PNC Total Return Advantage Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 1.1%
Credit Cards — 0.6%
Discover Card Master Trust,
Series 2008-A4, Cl A4
5.650%, 12/15/15	$160	$162
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	475	478
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	865	871

		1,511

Utilities — 0.5%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	1,175	1,422

Total Asset Backed Securities (Cost $2,693)		2,933

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Ginnie Mae,
Series 2009-111, Cl A
3.486%, 08/16/39	207	210
Ginnie Mae,
Series 2009-27, Cl A
3.279%, 07/16/37	43	43

Total Collateralized Mortgage Obligations (Cost $252)		253

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Cl AAB
5.608%, 10/15/48	491	495
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Cl ASB
5.278%, 12/11/49	1,666	1,741
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Cl A2B
5.248%, 12/10/46	371	374
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	2,263	2,466
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A2
5.359%, 02/12/44	3	3
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	435	451
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Cl A4
4.748%, 02/15/41	72	74
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	65	70

	Par (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	$968	$973

Total Commercial Mortgage-Backed Securities (Cost $5,999)		6,647

CORPORATE BONDS — 37.0%
Aerospace — 0.5%
L-3 Communications
4.950%, 02/15/21	615	690
Spirit Aerosystems
7.500%, 10/01/17	387	410
6.750%, 12/15/20	175	186

		1,286

Automotive — 0.6%
BorgWarner
4.625%, 09/15/20	610	665
Johnson Controls
5.700%, 03/01/41	425	498
Lear
7.875%, 03/15/18	305	330

		1,493

Cable — 2.7%
AMC Networks
7.750%, 07/15/21	313	355
Belo
8.000%, 11/15/16	710	765
Comcast
4.250%, 01/15/33	1,885	1,911
DIRECTV Holdings LLC
4.600%, 02/15/21	1,295	1,390
DISH DBS
7.750%, 05/31/15	250	278
Historic TW
6.625%, 05/15/29	775	963
News America
8.450%, 08/01/34	1,000	1,352
Sinclair Television Group
6.125%, 10/01/22 144A	400	427

		7,441

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	810	939

Consumer Non-Cyclical — 0.1%
Hanesbrands
8.000%, 12/15/16	311	338

Consumer Services — 1.4%
Block Financial LLC
5.500%, 11/01/22	760	786
H&E Equipment Services
7.000%, 09/01/22 144A	175	192
Live Nation Entertainment
8.125%, 05/15/18 144A	325	352
NAI Entertainment Holdings LLC
8.250%, 12/15/17 144A	63	69

See Notes to Schedules of Investments.
69

PNC Total Return Advantage Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Services — continued
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	$525	$558
Royal Caribbean Cruises
11.875%, 07/15/15	516	628
7.500%, 10/15/27	264	300
Vail Resorts
6.500%, 05/01/19	50	53
Wynn Las Vegas LLC
5.375%, 03/15/22	755	794

		3,732

Energy — 5.5%
Boardwalk Pipelines LP
3.375%, 02/01/23	925	902
Burlington Resources
8.200%, 03/15/25	150	210
Burlington Resources Finance
7.200%, 08/15/31	375	521
Chesapeake Energy
6.625%, 08/15/20	325	356
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	200	216
Copano Energy LLC
7.750%, 06/01/18	795	838
Denbury Resources
8.250%, 02/15/20	299	336
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	720	870
EQT
8.125%, 06/01/19	895	1,114
Hess
8.125%, 02/15/19	10	13
5.600%, 02/15/41	550	584
Kerr-McGee
7.875%, 09/15/31	575	754
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	1,045	1,323
Nexen
5.875%, 03/10/35	525	627
ONEOK Partners LP
6.125%, 02/01/41	375	436
Peabody Energy
7.875%, 11/01/26	540	578
Petrobras International Finance
3.875%, 01/27/16	1,040	1,087
Rowan
4.875%, 06/01/22	920	1,001
Samson Investment
9.750%, 02/15/20 144A	450	479
Tesoro
5.375%, 10/01/22	250	260
Transocean
6.375%, 12/15/21	635	749
Weatherford International
5.125%, 09/15/20	995	1,075
Williams Partners LP
4.125%, 11/15/20	516	556

		14,885

	Par (000)	Value (000)
Financials — 8.7%
Bank of America
5.625%, 07/01/20	$1,995	$2,335
Bank of New York Mellon (MTN)
2.500%, 01/15/16	5	5
Barclays Bank PLC
7.625%, 11/21/22	460	459
BBVA U.S. Senior, SA Unipersonal
4.664%, 10/09/15	400	415
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	860	868
Capital One Financial
6.750%, 09/15/17	1,225	1,487
Citigroup
5.300%, 01/07/16	875	969
4.875%, 05/07/15	620	662
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	750	762
3.375%, 01/19/17	325	350
Credit Suisse
5.400%, 01/14/20	670	752
First Niagara Financial Group
7.250%, 12/15/21	440	526
6.750%, 03/19/20	855	1,017
Ford MotorCreditLLC
7.000%, 04/15/15	400	442
General Electric Capital
5.500%, 01/08/20	330	392
4.625%, 01/07/21	560	633
HSBC Bank USA NA
4.875%, 08/24/20	1,175	1,326
International Lease Finance
6.500%, 09/01/14 144A	600	641
JPMorgan Chase
6.125%, 06/27/17	1,240	1,460
4.625%, 05/10/21	695	785
Mellon Funding
5.500%, 11/15/18	195	230
Merrill Lynch
6.050%, 05/16/16	610	681
Morgan Stanley
5.450%, 01/09/17	890	997
4.875%, 11/01/22	275	290
4.750%, 03/22/17	1,020	1,127
Nordea Bank AB
4.875%, 05/13/21 144A	625	676
Private Export Funding
2.250%, 12/15/17	10	11
Royal Bank of Canada
1.200%, 09/19/17	1,200	1,203
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	1,000	1,015
Wachovia Capital Trust III
5.570%, 03/29/49 (A)	800	801
Wells Fargo
7.980%, 03/29/49 (A)	125	144
5.625%, 12/11/17	5	6
Westpac Banking
4.875%, 11/19/19	10	12

		23,479

See Notes to Schedules of Investments.
70

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — 0.8%
Constellation Brands
8.375%, 12/15/14	$250	$277
Del Monte
7.625%, 02/15/19	540	560
HJ Heinz Finance
6.750%, 03/15/32	575	616
TreeHouse Foods
7.750%, 03/01/18	675	730

		2,183

Healthcare — 1.3%
AbbVie
1.750%, 11/06/17 144A	675	684
DaVita HealthCare Partners
5.750%, 08/15/22	475	495
Endo Health Solutions
7.000%, 07/15/19	510	553
Johnson & Johnson
5.950%, 08/15/37	566	758
Life Technologies
5.000%, 01/15/21	600	645
Mylan
7.875%, 07/15/20 144A	250	292
Select Medical
7.625%, 02/01/15	28	28

		3,455

Industrials — 2.7%
Amphenol
4.000%, 02/01/22	305	320
Avnet
5.875%, 06/15/20	295	324
4.875%, 12/01/22	580	594
Bombardier
7.750%, 03/15/20 144A	460	523
CRH America
4.125%, 01/15/16	715	755
General Electric
4.125%, 10/09/42	885	885
Huntington Ingalls Industries
6.875%, 03/15/18	700	763
Interface
7.625%, 12/01/18	125	135
Masco
7.750%, 08/01/29	400	448
Owens-Illinois
7.800%, 05/15/18	250	293
Pulte Group
7.875%, 06/15/32	530	584
6.375%, 05/15/33	555	563
USG
8.375%, 10/15/18 144A	320	354
Valmont Industries
6.625%, 04/20/20	682	808

		7,349

Insurance — 1.5%
Aon LP
3.500%, 09/30/15	620	653
MetLife
6.400%, 12/15/66	720	779

	Par (000)	Value (000)

Metlife Capital Trust IV
7.875%, 12/15/67 144A	$300	$371
Principal Financial Group
8.875%, 05/15/19	450	611
Prudential Financial (MTN)
5.375%, 06/21/20	225	265
4.500%, 11/15/20	400	448
Reinsurance Group of America
6.450%, 11/15/19	800	960

		4,087

Materials — 2.1%
Alcoa
5.400%, 04/15/21	850	894
APERAM
7.750%, 04/01/18 144A	450	444
ArcelorMittal
7.500%, 10/15/39	515	534
6.750%, 02/25/22	620	683
Carpenter Technology
4.450%, 03/01/23	830	847
Clearwater Paper
7.125%, 11/01/18	485	525
Cloud Peak Energy Resources LLC
8.250%, 12/15/17	225	240
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	920	915
International Paper
9.375%, 05/15/19	5	7
7.500%, 08/15/21	500	653

		5,742

Real Estate Investment Trusts — 1.3%
Digital Realty Trust LP
4.500%, 07/15/15	956	1,018
Felcor Lodging LP
5.625%, 03/01/23 144A	125	126
Health Care REIT
5.250%, 01/15/22	795	891
ProLogis LP
6.625%, 12/01/19	450	546
4.500%, 08/15/17	240	264
Realty Income
5.950%, 09/15/16	10	11
5.750%, 01/15/21	660	769

		3,625

Retail — 1.4%
Advance Auto Parts
5.750%, 05/01/20	545	602
JC Penney
5.750%, 02/15/18	425	356
Limited Brands
8.500%, 06/15/19	795	974
Safeway
4.750%, 12/01/21	1,195	1,244
3.950%, 08/15/20	10	10
Target
3.875%, 07/15/20	10	11
Wal-Mart Stores
5.625%, 04/01/40	515	647

		3,844

See Notes to Schedules of Investments.
71

PNC Total Return Advantage Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Technology — 1.5%
Hewlett-Packard
3.750%, 12/01/20	$75	$73
3.000%, 09/15/16	825	847
KLA-Tencor
6.900%, 05/01/18	615	737
Mantech International
7.250%, 04/15/18	770	818
NCR
4.625%, 02/15/21 144A	150	149
Seagate HDD Cayman
7.750%, 12/15/18	628	685
Xerox
6.400%, 03/15/16	635	714

		4,023

Telecommunications — 1.6%
America Movil SAB de CV
5.000%, 03/30/20	630	717
AT&T
6.300%, 01/15/38	600	731
Bellsouth Capital Funding
7.875%, 02/15/30	175	226
GTE
6.940%, 04/15/28	1,110	1,442
SBA Telecommunications
5.750%, 07/15/20 144A	425	442
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	675	697

		4,255

Transportation — 0.9%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	800	895
Florida East Coast Railway
8.125%, 02/01/17	475	511
Penske Truck Leasing LP
3.750%, 05/11/17 144A	460	486
PHI
8.625%, 10/15/18	540	588

		2,480

Utilities — 2.1%
Calpine
7.500%, 02/15/21 144A	556	605
CMS Energy
5.050%, 03/15/22	120	135
Dominion Resources
8.875%, 01/15/19	5	7
Exelon Generation LLC
4.000%, 10/01/20	1,285	1,355
Ipalco Enterprises
7.250%, 04/01/16 144A	500	560
MidAmerican Energy Holdings
6.125%, 04/01/36	5	6
PPL Capital Funding
3.500%, 12/01/22	475	479
Progress Energy
7.050%, 03/15/19	520	660
Puget Energy
6.000%, 09/01/21	1,015	1,143

	Par (000)	Value (000)

Puget Sound Energy
5.757%, 10/01/39	$250	$319
Toledo Edison
7.250%, 05/01/20	293	378
Xcel Energy
4.700%, 05/15/20	10	12

		5,659

Total Corporate Bonds (Cost $93,553)		100,295

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	600	734

Total Municipal Bond (Cost $637)		734

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 18.1%
Federal Home Loan Mortgage Corporation — 1.8%
8.000%, 10/01/29	2	3
7.500%, 07/01/26	1	1
7.500%, 03/01/27	2	2
7.500%, 09/01/30	1	2
7.000%, 11/01/30	1	1
6.000%, 12/01/35	1,084	1,202
5.500%, 09/01/37	176	192
5.500%, 01/01/38	6	7
3.500%, 06/01/42	2,515	2,656
2.870%, 03/01/36 (A)	641	684
2.828%, 01/01/36 (A)	16	17
2.751%, 12/01/36 (A)	10	11

		4,778

Federal National Mortgage Association — 13.8%
8.000%, 08/01/27	29	35
8.000%, 09/01/27	4	4
7.500%, 08/01/26	2	2
7.500%, 10/01/27	17	20
7.500%, 07/01/30	1	1
7.500%, 01/01/31	5	5
7.500%, 04/01/31	3	4
7.500%, 08/01/31	7	8
7.000%, 04/01/27	4	5
7.000%, 11/01/27	10	12
7.000%, 03/01/29	6	7
7.000%, 04/01/29	3	4
7.000%, 05/01/29	3	3
7.000%, 08/01/32	2	2
5.500%, 05/01/33	5	6
5.500%, 04/01/34	673	740
5.500%, 03/01/36	17	19
5.500%, 07/01/37	38	42
5.000%, 07/01/33	45	48
5.000%, 08/01/37	35	38
5.000%, 03/01/40	686	759
5.000%, 08/01/40	1,721	1,881
4.500%, 02/01/39	734	791
4.500%, 06/01/39	1,155	1,291
4.500%, 05/01/40	3,772	4,138
4.500%, 07/01/40	16	17

See Notes to Schedules of Investments.
72

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
4.500%, 04/01/41	$913	$988
4.000%, 10/01/25	887	950
4.000%, 11/01/40	3,042	3,246
4.000%, 01/01/41	65	72
4.000%, 02/01/41	4,013	4,283
4.000%, 12/01/41	78	84
4.000%, 02/01/42	2,712	2,904
3.500%, 02/01/26	1,506	1,597
3.500%, 11/01/26	574	609
3.500%, 03/01/41	2,807	2,971
3.500%, 06/01/42	1,862	1,973
3.500%, 11/01/42	2,522	2,669
3.000%, 06/01/27	1,237	1,305
3.000%, 10/01/27	1,232	1,299
3.000%, 11/01/42	2,593	2,687
2.552%, 08/01/35(A)	6	6

		37,525

Government National Mortgage Association — 2.5%
10.000%, 05/15/19	2	2
9.000%, 11/15/16	4	4
9.000%, 11/15/19	3	3
9.000%, 05/15/21	1	1
9.000%, 06/15/21	25	26
9.000%, 08/15/21	7	8
9.000%, 09/15/21	16	16
8.500%, 08/15/27	15	15
8.000%, 09/15/27	7	8
7.500%, 10/15/29	25	27
7.500%, 12/15/29	2	2
7.000%, 02/15/17	31	33
7.000%, 05/20/24	2	3
7.000%, 10/15/25	4	4
7.000%, 04/15/26	1	1
7.000%, 01/15/27	3	3
7.000%, 09/15/27	2	3
7.000%, 10/15/27	43	51
7.000%, 12/15/27	2	2
7.000%, 04/15/29	3	4
6.500%, 02/15/26	3	4
6.500%, 07/15/28	4	4
6.500%, 04/15/32	2	2
6.500%, 06/15/32	1	2
6.000%, 02/15/32	3	4
6.000%, 08/15/33	1	1
4.500%, 08/15/39	1,500	1,647
4.000%, 09/15/41	2,258	2,457
3.500%, 07/15/42	2,314	2,497

		6,834

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $47,873)		49,137

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 36.7%
U.S. Treasury Bonds — 5.1%
4.500%, 02/15/36	$8,195	$10,462
3.750%, 08/15/41	3,010	3,423

		13,885

U.S. Treasury Notes — 31.6%
4.250%, 08/15/13	15,865	16,166
3.000%, 09/30/16	1,495	1,629
2.625%, 01/31/18	930	1,015
2.625%, 08/15/20	3,740	4,080
2.375%, 08/31/14	15,270	15,763
2.250%, 01/31/15	895	929
2.125%, 08/15/21	160	167
2.000%, 02/15/22	615	631
1.875%, 10/31/17	1,775	1,871
1.625%, 08/15/22	4,720	4,644
1.375%, 03/15/13	4,860	4,862
1.375%, 05/15/13	2,640	2,647
1.250%, 10/31/15	2,590	2,654
1.250%, 01/31/19	495	503
1.125%, 06/15/13	80	80
1.000%, 07/15/13	2,355	2,363
1.000%, 01/15/14	15,190	15,300
0.375%, 01/15/16	10,300	10,312

		85,616

Total U.S. Treasury Obligations (Cost $98,730)		99,501

	Number of Shares
COMMON STOCK — 0.1%
Industrials — 0.1%
HMH Holdings Delaware* (B) (C)	8,183	131

Total Common Stock (Cost $184)		131

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae*	77,000	164
Freddie Mac*	52,400	120

Total Preferred Stocks (Cost $3,083)		284

MONEY MARKET FUND — 3.5%

PNC Advantage Institutional Money Market
Fund, Institutional Shares†	9,563,258	9,563

Total Money Market Fund (Cost $9,563)		9,563

TOTAL INVESTMENTS — 99.5%
(Cost $262,567)**		269,478

Other Assets & Liabilities – 0.5%		1,297

TOTAL NET ASSETS — 100.0%		$270,775

See Notes to Schedules of Investments.
73

PNC Total Return Advantage Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $262,795.

Gross unrealized appreciation (000)	$9,759
Gross unrealized depreciation (000)	(3,076)

Net unrealized appreciation (000)	$6,683

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2013.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $131 (000) and represents 0.1% of net assets as of February 28, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $10,340 (000) and represents 3.8% of net assets as of February 28, 2013.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$2,933	$–	$2,933
Collateralized Mortgage Obligations	–	253	–	253
Commercial Mortgage-Backed Securities	–	6,647	–	6,647
Common Stock	–	–	131	131
Corporate Bonds	–	100,295	–	100,295
Money Market Fund	9,563	–	–	9,563
Municipal Bond	–	734	–	734
Preferred Stocks	284	–	–	284
U.S. Government Agency Mortgage-Backed Obligations	–	49,137	–	49,137

U.S. Treasury Obligations	–	99,501	–	99,501

Total Assets - Investments in Securities	$9,847	$259,500	$131	$269,478

See Notes to Schedules of Investments.
74

PNC Ultra Short Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 14.0%
Automotive — 12.2%
Bank of America Auto Trust,
Series 2012-1, Cl A2
0.590%, 11/17/14	$4,868	$4,872
BMW Vehicle Lease Trust,
Series 2011-1, Cl A3
1.060%, 02/20/14	1,270	1,272
Ford Credit Auto Lease Trust,
Series 2012-A, Cl A2
0.630%, 04/15/14	2,657	2,659
Ford Credit Auto Owner Trust,
Series 2009-D, Cl A4
2.980%, 08/15/14	4,704	4,734
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	4,795	4,880
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	3,740	3,752
Mercedes-Benz Auto Lease Trust,
Series 2012-A, Cl A3
0.880%, 11/17/14	7,990	8,019
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	488	489
Nissan Auto Lease Trust,
Series 2011-B, Cl A3
0.920%, 02/16/15	4,985	5,001
Nissan Auto Lease Trust,
Series 2011-A, Cl A2A
0.700%, 01/15/14	98	98
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A2
0.740%, 09/15/14	2,523	2,526
Toyota Auto Receivables Owner Trust,
Series 2011-B, Cl A2
0.530%, 04/15/14	1,559	1,560
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	7,500	7,669
World Omni Automobile Lease Securitization
Trust, Series 2012-A, Cl A2
0.710%, 01/15/15	6,976	6,985

		54,516

Credit Cards — 1.8%
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	7,875	7,918

Total Asset Backed Securities
(Cost $62,409)		62,434

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.2%
Banc of America Mortgage Securities
Series 2003-A, Cl 1A1 (FRN)
2.872%, 02/25/33 (A)	8	8
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	1,195	1,264
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	737	784

	Par (000)	Value (000)

Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	$5,992	$6,405
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	4,285	4,562
Fannie Mae, Series 2004-33, Cl MW
4.500%, 01/25/30	1,243	1,273
Fannie Mae, Series 2004-36, Cl EA
4.500%, 03/25/18	94	94
Fannie Mae, Series 2008-51, Cl CD
4.500%, 11/25/22	4,465	4,608
Freddie Mac, Series 2144, Cl ME
4.500%, 04/15/14	245	246
Freddie Mac, Series 2579, Cl MW
3.835%, 09/15/17	239	241
Freddie Mac, Series 2812, Cl AB
4.500%, 10/15/18	234	236
Freddie Mac, Series 2877, Cl GP
4.000%, 11/15/18	337	340
Freddie Mac, Series 2887, Cl EA
4.500%, 12/15/18	489	496
Freddie Mac, Series 2929, Cl BD
4.250%, 06/15/19	1,165	1,192
Freddie Mac, Series 2945, Cl HE
4.500%, 02/15/19	1,937	1,974
Ginnie Mae, Series 2009-81, Cl WA
2.000%, 08/20/39	825	827
Ginnie Mae, Series 2010-57, Cl PJ
3.000%, 06/20/33	3,101	3,141

Total Collateralized Mortgage Obligations
(Cost $27,878)		27,691

CORPORATE BONDS — 23.2%
Automotive — 1.0%
Daimler Finance North America LLC (FRN)
0.905%, 01/09/15 (A) 144A	850	852
Volkswagen International Finance NV (FRN)
1.060%, 03/21/14 (A) 144A	3,500	3,518

		4,370

Consumer Non-Cyclical — 0.3%
VF (FRN)
1.038%, 08/23/13 (A)	1,545	1,551

Energy — 0.6%
BP Capital Markets PLC
3.875%, 03/10/15	2,200	2,338
ConocoPhillips
4.750%, 02/01/14	235	244

		2,582

Financials — 13.3%
American Express Credit
7.300%, 08/20/13	2,000	2,063
American Honda Finance (FRN)
0.743%, 05/08/14 (A) 144A	1,700	1,708
0.708%, 06/18/14 (A) 144A	2,800	2,809
Bank of America (MTN)
7.375%, 05/15/14	3,290	3,540
Bank of Nova Scotia
1.850%, 01/12/15	4,420	4,524

See Notes to Schedules of Investments.
75

PNC Ultra Short Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Barclays Bank PLC
2.375%, 01/13/14	$3,600	$3,653
Caterpillar Financial Services (MTN)
1.375%, 05/20/14	2,040	2,064
Citigroup
6.000%, 12/13/13	300	312
6.375%, 08/12/14	3,000	3,226
Credit Suisse USA
5.125%, 01/15/14	4,400	4,573
General Electric Capital (MTN) (FRN)
0.568%, 09/15/14(A)	5,500	5,503
Goldman Sachs Group (MTN)
6.000%, 05/01/14	3,500	3,705
HSBC Bank USA NA NY
4.625%, 04/01/14	4,545	4,732
JPMorgan Chase
4.650%, 06/01/14	2,170	2,277
5.125%, 09/15/14	2,170	2,307
Morgan Stanley (MTN)
4.100%, 01/26/15	3,500	3,670
Royal Bank of Canada(MTN) (FRN)
0.603%, 04/17/14(A)	2,340	2,348
Wells Fargo
1.500%, 07/01/15	100	102
Wells Fargo (MTN)
1.250%, 02/13/15	4,289	4,330
Westpac Banking
1.850%, 12/09/13	2,000	2,023

		59,469

Food, Beverage & Tobacco — 0.9%
Bottling Group LLC
6.950%, 03/15/14	2,170	2,313
Coca-Cola
3.625%, 03/15/14	1,710	1,766

		4,079

Healthcare — 0.5%
Teva Pharmaceutical Finance BV (FRN)
1.193%, 11/08/13(A)	2,240	2,252

Industrials — 1.1%
Eaton
5.950%, 03/20/14	1,750	1,845
United Technologies (FRN)
0.557%, 12/02/13(A)	3,190	3,196

		5,041

Insurance — 1.0%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	2,000	2,015
Prudential Financial (MTN)
3.875%, 01/14/15	2,200	2,321

		4,336

Materials — 0.8%
Barrick Gold
1.750%, 05/30/14	1,100	1,114
BHP Billiton Finance USA (FRN)
0.560%, 02/18/14(A)	2,400	2,407

		3,521

	Par (000)	Value (000)
Retail — 0.5%
Walgreen
1.000%, 03/13/15	$1,000	$1,003
Walgreen (FRN)
0.810%, 03/13/14 (A)	1,200	1,203

		2,206

Technology — 1.0%
Hewlett-Packard
1.550%, 05/30/14	1,173	1,178
HP Enterprise Services LLC
6.000%, 08/01/13	1,296	1,324
Thermo Fisher Scientific
2.050%, 02/21/14	2,170	2,200

		4,702

Telecommunications — 1.2%
Verizon Communications (FRN)
0.920%, 03/28/14 (A)	3,000	3,020
Vodafone Group PLC
4.150%, 06/10/14	2,100	2,190

		5,210

Transportation — 0.6%
Burlington Northern Santa Fe LLC
7.000%, 02/01/14	2,570	2,717

Utilities — 0.4%
MidAmerican Energy Holdings
5.000%, 02/15/14	360	375
NextEra Energy Capital Holdings
1.611%, 06/01/14	1,350	1,364

		1,739

Total Corporate Bonds
(Cost $103,440)		103,775

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 0.0%
Federal National Mortgage Association — 0.0%
5.500%, 12/01/13	42	42

Total U.S. Government Agency Mortgage-Backed Obligation
(Cost $43)		42

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.7%
Federal Home Loan Bank — 7.3%
0.375%, 11/27/13	32,605	32,647

Federal National Mortgage Association — 6.4%
4.625%, 10/15/13	27,550	28,310

Total U.S. Government Agency Obligations
(Cost $60,909)		60,957

See Notes to Schedules of Investments.
76

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 39.8%
U.S. Treasury Notes — 39.8%
3.375%, 07/31/13	$3,610	$3,659
2.000%, 11/30/13	42,405	42,985
1.875%, 02/28/14	26,000	26,438
1.000%, 05/15/14	37,620	37,981
0.500%, 08/15/14	25,990	26,101
0.250%, 10/31/13	40,630	40,654

Total U.S. Treasury Obligations
(Cost $177,748)		177,818

MONEY MARKET FUND — 3.8%

PNC Advantage Institutional Money Market
Fund, Institutional Shares†	17,038,480	$17,038

Total Money Market Fund
(Cost $17,038)		17,038

TOTAL INVESTMENTS — 100.7%
(Cost $449,465)*		449,755

Other Assets & Liabilities – (0.7)%		(3,332)

TOTAL NET ASSETS — 100.0%		$446,423

*	Aggregate cost for Federal income tax purposes is (000) $449,465.

Gross unrealized appreciation (000)	$550
Gross unrealized depreciation (000)	(260)

Net unrealized appreciation (000)	$290

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $8,887 (000) and represents 2.0% of net assets as of February 28, 2013.

See Notes to Schedules of Investments.
77

PNC Ultra Short Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Asset Backed Securities	$–	$62,434	$–	$62,434

Collateralized Mortgage Obligations	–	27,691	–	27,691

Corporate Bonds	–	103,775	–	103,775

Money Market Fund	17,038	–	–	17,038

U.S. Government Agency Mortgage-Backed Obligation	–	42	–	42

U.S. Government Agency Obligations	–	60,957	–	60,957

U.S. Treasury Obligations	–	177,818	–	177,818

Total Assets - Investments in Securities	$17,038	$432,717	$–	$449,755

See Notes to Schedules of Investments.
78

PNC Intermediate Tax Exempt Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.1%
Arizona — 1.6%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,107
5.000%, 07/01/17	1,000	1,129

		2,236

California — 9.6%
California Educational Facilities Authority, University of Southern California (RB) Series C
5.250%, 10/01/24	2,100	2,769
California Public Works Board, Various Capital
Project (RB) Series A
5.000%, 04/01/23	1,000	1,179
California State (GO)
5.000%, 10/01/16	1,500	1,728
5.000%, 10/01/20	2,000	2,480
California State Department of Water Resources,
Power Supply (RB)
5.000%, 05/01/20	1,405	1,672
Los Angeles Unified School District,
Election 2004 (GO) Series H (AGM)
5.000%, 07/01/16	1,000	1,145
5.000%, 07/01/25	2,025	2,308

		13,281

Colorado — 1.4%
Colorado Water Resources & Power Development
Authority (RB) Series A-2
5.500%, 09/01/21	1,500	1,956

Delaware — 1.1%
Delaware State (GO) Series 2009C
5.000%, 10/01/24	1,125	1,476

Florida — 11.8%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	750	867
5.000%, 06/01/16	3,500	3,933
5.000%, 06/01/21	1,400	1,660
Florida State Department of
Transportation (RB)
5.000%, 07/01/18	1,850	2,187
Florida State Department of
Transportation (RB) Series A
5.000%, 07/01/20	4,715	5,804
University of North Florida Financing
Corporation, Housing Project
(RB) (NATL-RE FGIC)
5.000%, 11/01/18	1,720	1,950

		16,401

Illinois — 7.9%
Chicago (RB) Series A
5.000%, 01/01/25	1,515	1,737
Illinois State (RB)
5.000%, 06/15/17	1,000	1,168
5.000%, 06/15/25	1,100	1,157
Illinois State Toll Highway Authority (RB) Series
B (AGM) (SBPA - Landesbank
Hessen-Thuringen (VRDN)
0.530%, 03/07/13	3,500	3,500

	Par (000)	Value (000)

Will County Forest Preservation District (GO)
5.000%, 12/15/20	$2,775	$3,414

		10,976

Indiana — 0.8%
Ball State University (RB) Series P
5.000%, 07/01/26	1,000	1,171

Kansas — 1.0%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,340

Louisiana — 2.3%
Louisiana Public Facilities Authority, Ochsner
Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	3,150

Massachusetts — 5.1%
Massachusetts Bay Transportation
Authority (RB) Series A
5.000%, 07/01/25	1,000	1,280
Massachusetts Bay Transportation
Authority (RB) Series B
5.250%, 07/01/23	1,000	1,290
Massachusetts Development Finance Agency,
Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,218
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,459
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,889

		7,136

Michigan — 4.5%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
5.000%, 07/01/20	3,000	3,665
Michigan State Hospital Finance Authority,
Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,140
Michigan State, Environmental
Program (GO) Series A
5.000%, 05/01/17	1,000	1,171
University of Michigan (RB) Series A (SBPA -
Wells Fargo Bank) (VRDN)
0.090%, 03/01/13	300	300

		6,276

Nebraska — 2.0%
Omaha, Omaha Convention Center/Arena
Project (GO)
5.250%, 04/01/25	2,050	2,720

Nevada—7.2%
Clark County School District (GO) Series C
5.000%, 06/15/17	3,000	3,519
Clark County, Park and Regional Justice Center
(GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,204

See Notes to Schedules of Investments.
79

PNC Intermediate Tax Exempt Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Nevada — continued
Nevada State (GO) Series D
5.000%, 06/01/18	$4,400	$5,286

		10,009

New York—5.5%
Monroe County (GO)
5.000%, 06/01/16	3,000	3,315
New York Local Government Assistance
Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,666
New York State Dormitory Authority, Residential Institution for Children (RB) (SONYMA)
5.000%, 06/01/15	650	700

		7,681

North Carolina — 3.7%
North Carolina Eastern Municipal Power Agency (RB) Series A
5.000%, 01/01/23	3,230	3,910
North Carolina Medical Care Commission,
Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,256

		5,166

Ohio — 0.9%
Ohio State Water Development Authority, Fresh
Water Project (RB)
5.500%, 06/01/21	1,000	1,296

Pennsylvania — 12.4%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,154
Allegheny County Hospital Development
Authority, University of Pittsburgh Medical
Center Project (RB) Series A
5.000%, 09/01/18	2,000	2,372
Central Bucks School District, Prerefunded (GO) (NATL-RE FGIC) (ETM)
5.000%, 05/15/22	1,715	2,200
Monroeville Finance Authority (RB)
5.000%, 02/15/27	1,275	1,572
Pennsylvania Higher Educational Facilities Authority, Elizabethtown College Project (RB)
Series FF2 (RADIAN)
5.000%, 12/15/16	1,425	1,558
Philadelphia Hospitals and Higher Education
Facilities Authority, Jefferson Health System
(RB) Series B
5.000%, 05/15/17	2,740	3,124
Philadelphia School District (GO)
Series B (AGM)
5.000%, 06/01/17	1,015	1,166
Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/18	1,000	1,123
West Chester Area School District (GO) Series AA
5.000%, 03/15/22	2,400	2,952

		17,221

	Par (000)	Value (000)

Texas — 12.9%
Austin Independent School
District (GO) (PSF-GTD)
5.000%, 08/01/16	$2,000	$2,299
Dallas-Fort Worth International Airport (RB)
Series G
5.000%, 11/01/26	1,125	1,306
Lewisville Independent School District (GO)
Series A (PSF-GTD)
5.000%, 08/15/28	1,600	1,905
Lower Colorado River Authority (RB) Series B
5.000%, 05/15/28	2,680	3,117
Spring Branch Independent School
District (GO) (PSF-GTD)
5.000%, 02/01/17	2,000	2,331
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,210
University of Texas System (RB) Series A
5.000%, 08/15/23	4,775	5,761

		17,929

Washington — 2.1%
Energy Northwest (RB) Series B (NATL-RE IBC)
7.125%, 07/01/16	2,390	2,893

Guam—1.2%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,730

Puerto Rico — 2.1%
Puerto Rico Electric Power Authority (RB)
Series CCC
5.000%, 07/01/21	1,695	1,802
Puerto Rico Electric Power Authority (RB)
Series QQ (XLCA)
5.500%, 07/01/17	1,000	1,103

		2,905

Total Municipal Bonds
(Cost $124,695)		134,949

TOTAL INVESTMENTS — 97.1%
(Cost $124,695)*		134,949

Other Assets & Liabilities – 2.9%		3,993

TOTAL NET ASSETS — 100.0%		$138,942

*	Aggregate cost for Federal income tax purposes is (000) $ 124,695.

Gross unrealized appreciation (000)	$10,473
Gross unrealized depreciation (000)	(219)

Net unrealized appreciation (000)	$10,254

See Notes to Schedules of Investments.
80

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Municipal Bonds	$–	$134,949	$–	$134,949

Total Assets - Investments in Securities	$–	$134,949	$–	$134,949

See Notes to Schedules of Investments.
81

PNC Maryland Tax Exempt Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.3%
District of Columbia — 1.7%
Washington Metropolitan Area Transit Authority (RB) Series A
5.250%, 07/01/24	$1,000	$1,174

Maryland — 83.7%
Annapolis (GO)
5.000%, 08/01/23	1,000	1,249
Anne Arundel County (GO)
5.000%, 03/01/16	325	326
Anne Arundel County, National Business Park Project (TAN)
5.125%, 07/01/22	1,000	1,060
Baltimore County (GO)
5.000%, 02/01/25	2,535	3,145
Baltimore County, Catholic Health Initiatives
Project, Prerefunded 09/01/16 @ 100 (RB)
Series A
5.000%, 09/01/16	500	572
Baltimore, Prerefunded 10/15/15 @ 100 (GO)
Series A (AMBAC)
5.000%, 10/15/15	715	800
Baltimore, Wastewater Projects
(RB) Series A (NATL-RE FGIC)
5.000%, 07/01/22	1,000	1,182
Charles County Consolidated Public
Improvement (GO)
5.000%, 03/01/18	1,000	1,205
5.000%, 07/15/19	1,335	1,646
Frederick County, Prerefunded 08/01/15 @ 100
(GO)
5.000%, 08/01/15	1,000	1,110
Frederick County, Urbana Community
Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,468
Harford County, Prerefunded 07/15/15 @ 100
(GO)
5.000%, 07/15/15	1,290	1,431
5.000%, 07/15/15	600	666
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,533
Maryland Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	25	25
5.125%, 06/01/17	45	45
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,935
Maryland Department of Transportation (RB)
Second Issue
5.000%, 09/01/22	2,000	2,373
Maryland Economic Development Corporation,
University of Maryland, College Park
Project (RB)
5.000%, 07/01/15	1,665	1,796
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	1,022
Maryland Health & Higher Educational Facilities Authority, College of Notre Dame
(RB) (ETM) (NATL-RE)
5.300%, 10/01/18	460	538

	Par (000)	Value (000)
Maryland Health & Higher Educational Facilities Authority, Goucher College (RB) Series A
5.000%, 07/01/25	$1,160	$1,363
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	2,200	2,630
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB) Series A
5.000%, 05/15/26	1,500	1,771
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	1,000	1,149
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Issue (RB) Series 2006
5.000%, 07/01/17	1,550	1,728
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System (RB) Series A (NATL-RE FHA)
5.000%, 07/01/21	725	808
Maryland Industrial Development Financing Authority, American Center for Physics Headquarters Facility (RB)
5.250%, 12/15/14	500	502
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,604
Maryland State, Prerefunded 08/01/16 @ 100
(GO) Second Series
5.000%, 08/01/16	1,450	1,672
Maryland Transportation Authority (RB)
5.250%, 03/01/19	2,235	2,784
Maryland Transportation Authority,
Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,779
Maryland Water Quality Financing Administration (RB) Series A
5.000%, 03/01/24	1,175	1,372
Montgomery County Revenue Authority,
Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,196
5.000%, 04/01/21	1,075	1,330
Montgomery County, Consolidated Public
Improvement (GO) Series A
5.000%, 08/01/18	1,500	1,829
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	1,051
5.000%, 07/15/23	1,550	1,774
Prince George’s County Industrial Development
Authority, Upper Marlboro Justice Center
Project (RB) Series A (NATL-RE)
5.000%, 06/30/17	500	508
5.000%, 06/30/19	710	720
University System of Maryland, Auxiliary
Facility and Tuition Project (RB) Series A
5.000%, 04/01/18	1,200	1,447
Washington Suburban Sanitation
Commission (GO)
5.000%, 06/01/19	680	745

		58,889

See Notes to Schedules of Investments.
82

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Guam — 4.0%
Guam (RB) Series A
5.000%, 01/01/27	$2,500	$2,843

Puerto Rico — 8.9%
Puerto Rico (GO) Series A (NATL-RE IBC)
5.250%, 07/01/21	1,000	1,016
Puerto Rico (GO) Series A-4 (AGM)
5.250%, 07/01/30	500	526
Puerto Rico Electric Power Authority
(RB) Series CCC
5.000%, 07/01/24	1,000	1,030
Puerto Rico Electric Power Authority
(RB) Series SS (NATL-RE)
5.000%, 07/01/19	1,000	1,037
Puerto Rico Public Finance Corporation (RB)
Series E (ETM) (AGM)
6.000%, 08/01/26	510	729
Puerto Rico Sales Tax Financing Corporation
(RB) First Sub-Series A
5.000%, 08/01/24	1,750	1,882

		6,220

Total Municipal Bonds
(Cost $64,638)		69,126

Value (000)

TOTAL INVESTMENTS — 98.3%
(Cost $64,638)*	$69,126

Other Assets & Liabilities – 1.7%	1,218

TOTAL NET ASSETS — 100.0%	$70,344

*	Aggregate cost for Federal income tax purposes is (000) $ 64,632.

Gross unrealized appreciation (000)	$4,506
Gross unrealized depreciation (000)	(12)

Net unrealized appreciation (000)	$4,494

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Municipal Bonds	$–	$69,126	$–	$69,126

Total Assets - Investments in Securities	$–	$69,126	$–	$69,126

See Notes to Schedules of Investments.
83

PNC Michigan Intermediate Municipal Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.1%
Michigan — 83.7%
Caledonia Community Schools (GO)
(NATL-RE Q-SBLF)
5.000%, 05/01/21	$500	$542
Ingham County Building Authority
(RB) (NATL- RE)
5.000%, 07/01/16	750	816
Kent County (GO)
5.000%, 01/01/18	750	881
Lake Saint Claire Clean Water Initiative (GO)
5.000%, 10/01/21	645	771
5.000%, 10/01/22	685	808
Lansing Building Authority
(RB) (AMBAC)
5.000%, 06/01/19	750	824
Michigan Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/23	500	531
Michigan Municipal Bond Authority,
Clean Water Pooled Project (RB)
5.000%, 10/01/22	500	628
Michigan Public Power Agency, Combustion Turbine No. 1 Project (RB) Series A (AGM)
5.000%, 01/01/20	505	586
Michigan State Hospital Finance Authority,
Ascension Health (RB)
5.000%, 11/15/18	350	419
Michigan State Hospital Finance Authority,
Henry Ford Health System (RB)
5.500%, 11/15/17	750	865
Michigan State Hospital Finance Authority,
McLaren Health Care (RB) Series A
5.000%, 06/01/17	250	289
Michigan State Hospital Finance Authority,
Trinity Health Credit Group (RB) Series A
5.000%, 12/01/26	820	909
Michigan State Hospital Finance Authority, Trinity Health Credit Group, Prerefunded 12/01/16 @ 100 (RB) Series A
5.000%, 12/01/16	180	210
Michigan State Hospital Finance Authority
(RB) Series P (NATL-RE) (ETM)
5.375%, 08/15/14	65	67
Michigan State, Environmental Program
(GO) Series A
6.000%, 11/01/24	1,000	1,193
5.250%, 11/01/23	1,000	1,163
Northwestern Michigan College
(GO) (AMBAC)
5.000%, 04/01/18	750	813
Saginaw Valley State University (RB) Series A
5.000%, 07/01/15	500	540
Thornapple Kellogg School District
(GO) (NATL-RE Q-SBLF)
5.000%, 05/01/18	750	863
Troy City School District
(GO) (NATL-RE Q-SBLF)
5.000%, 05/01/17	750	849
University of Michigan (RB) Series A (SBPA -
Wells Fargo Bank) (VRDN)

	Par (000)	Value (000)

0.050%, 03/01/13	$200	$200
Utica Community Schools, School Buiding &
Site, Prerefunded 05/01/13 @ 100 (RB)
5.500%, 05/01/13	158	158
West Branch - Rose City Area Schools
(GO) (AGM Q-SBLF)
5.000%, 05/01/19	30	32

		14,957

Guam—3.2%
Guam (RB) Series A
5.000%, 01/01/27	500	569

Puerto Rico — 12.2%
Puerto Rico Electric Power Authority
(RB) Series CCC
5.000%, 07/01/24	500	515
Puerto Rico Highway & Transportation Authority (RB) Series Z (NATL-RE) (ETM)
6.250%, 07/01/13	5	5
Puerto Rico Public Finance Corporation (RB)
Series E (ETM) (AGM)
6.000%, 08/01/26	400	572
Puerto Rico Public Improvement (GO)
Series A (FGIC)
5.500%, 07/01/19	500	546
Puerto Rico Sales Tax Financing Corporation
(RB) First Sub-Series A
5.000%, 08/01/24	500	538

		2,176

Total Municipal Bonds
(Cost $16,618)		17,702

TOTAL INVESTMENTS — 99.1%
(Cost $16,618)*		17,702

Other Assets & Liabilities – 0.9%		167

TOTAL NET ASSETS — 100.0%		$17,869

*	Aggregate cost for Federal income tax purposes is (000) $ 16,609.

Gross unrealized appreciation (000)	$1,095
Gross unrealized depreciation (000)	(2)

Net unrealized appreciation (000)	$1,093

See Notes to Schedules of Investments.
84

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Municipal Bonds	$–	$17,702	$–	$17,702

Total Assets - Investments in Securities	$–	$17,702	$–	$17,702

See Notes to Schedules of Investments.
85

PNC Ohio Intermediate Tax Exempt Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.3%
Ohio — 88.4%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	$2,680	$3,163
American Municipal Power, AMP Fremont Energy Center Project (RB)
5.000%, 02/15/25	2,500	2,933
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,294
Butler County Hospital Facilities, UC Health Project (RB)
5.500%, 11/01/22	2,500	2,975
Centerville Capital Facilities (GO) (NATL-RE)
5.650%, 12/01/18	45	45
Clermont County Waterworks, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	1,000	1,018
Cleveland Department of Public Utilities Division of Water (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,218
Columbus (GO) Series A
5.000%, 07/01/27	2,000	2,419
Cuyahoga County (GO)
5.650%, 05/15/18	600	687
Cuyahoga County (GO) Series A
5.000%, 12/01/20	2,205	2,684
Dublin City School District (GO) (NATL-RE)
5.000%, 12/01/18	1,000	1,130
Franklin County (GO)
5.000%, 12/01/16	950	1,068
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,678
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,292
Hamilton County Sewer System (RB)
Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,482
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	1,000	1,106
Lucas County, ProMedica Healthcare Obligated Group (RB) Series D
5.000%, 11/15/21	2,005	2,454
Mad River Local School District (GO)
(NATL-RE FGIC)
5.750%, 12/01/14	510	546
Ohio Housing Finance Agency (RB)
Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,486
Ohio Housing Finance Agency (RB)
Series A (AGM)
5.000%, 04/01/16	1,590	1,769
Ohio State Higher Educational Facility
Commission (GO)
5.000%, 08/01/19	1,800	2,252
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	595	700

	Par (000)	Value (000)

Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	$2,000	$2,452
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	2,250	2,480
Ohio State Highway Capital Improvements (GO) Series Q
4.000%, 05/01/17	2,050	2,329
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series B
5.000%, 01/01/17	500	575
5.000%, 01/01/23	2,000	2,296
Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/18	1,000	1,187
5.000%, 02/15/19	1,000	1,208
5.000%, 02/15/25	2,525	2,934
Ohio State Turnpike Commission (RB) Series A (NATL-RE FGIC)
5.500%, 02/15/18	1,000	1,211
Ohio State University (RB) Series A
5.000%, 12/01/17	900	1,074
Ohio State University (RB) Series D
5.000%, 12/01/25	1,935	2,489
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	112
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,301
5.000%, 12/01/20	2,015	2,524
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (AGM)
5.500%, 12/01/20	1,835	2,365
Ohio State Water Development Authority, Water Pollution Control Project (RB) Series A
5.000%, 12/01/17	1,675	2,002
5.000%, 06/01/20	3,055	3,795
Olentangy Local School District, Prerefunded 06/01/13 @ 100 (GO) (AGM)
5.500%, 06/01/13	35	36
Southwest Licking Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/16	400	454
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,429
Wyoming City School District (GO) Series B (NATL-RE FGIC)
5.750%, 12/01/15	740	838
5.750%, 12/01/16	800	938
5.750%, 12/01/17	400	484

		76,912

Guam — 3.1%
Guam (RB) Series A
5.000%, 01/01/26	2,350	2,690

See Notes to Schedules of Investments.
86

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — 6.8%
Puerto Rico (GO) Series A (XLCA AGM)
5.500%, 07/01/17	$100	$112
Puerto Rico Electric Power Authority (RB) Series CCC
5.000%, 07/01/24	1,250	1,287
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	800	890
Puerto Rico Highway & Transportation Authority (RB) Series Z (NATL-RE)
6.250%, 07/01/14	915	965
Puerto Rico Public Improvement (GO) Series A (FGIC)
5.500%, 07/01/19	500	546
Puerto Rico Sales Tax Financing Corporation (RB) First Sub-Series A
5.000%, 08/01/24	2,000	2,151

		5,951

Total Municipal Bonds (Cost $78,192)		85,553

Value (000)

TOTAL INVESTMENTS — 98.3% (Cost $78,192)*	$85,553

Other Assets & Liabilities – 1.7%	1,462

TOTAL NET ASSETS — 100.0%	$87,015

*	Aggregate cost for Federal income tax purposes is (000) $ 78,193.

Gross unrealized appreciation (000)	$7,376
Gross unrealized depreciation (000)	(16)

Net unrealized appreciation (000)	$7,360

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Bonds	$–	$85,553	$–	$85,553

Total Assets - Investments in Securities	$–	$85,553	$–	$85,553

See Notes to Schedules of Investments.
87

PNC Pennsylvania Intermediate Municipal Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 94.8%
Pennsylvania — 88.6%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/25	$1,015	$1,164
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	1,175	1,316
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 05/15/22	1,375	1,621
Allegheny County Port Authority, Transportation (RB)
5.000%, 03/01/26	1,000	1,149
Bucks (GO)
5.125%, 05/01/22	1,255	1,521
Central Dauphin School District (GO) (AGM)
5.000%, 12/01/20	1,000	1,048
Commonwealth of Pennsylvania (GO) First Series
5.000%, 06/01/27	1,500	1,823
Dauphin (GO)
5.000%, 11/15/20	1,000	1,184
East Stroudsburg Area School District (GO) Series A (NATL-RE FGIC)
5.750%, 09/01/16	500	578
Gettysburg Municipal Authority (RB) (NATL-RE) (ETM)
5.375%, 08/15/13	550	563
Hempfield Township Municipal Authority (RB) (AGM)
5.000%, 09/01/16	1,000	1,099
Montgomery County Higher Education & Health Authority, Arcadia University (RB)
5.250%, 04/01/23	1,000	1,137
Northampton County General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,112
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/22	1,000	1,132
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.000%, 05/01/29	1,000	1,148
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health Systems (RB)
5.250%, 08/15/25	1,250	1,503
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program (STRB)
5.000%, 06/15/18	1,050	1,252
Pennsylvania Turnpike Commission (RB) Series A (AGM)
5.250%, 07/15/22	1,000	1,222
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - JPMorgan Chase Bank (VRDN)
0.110%, 07/01/25	200	200

	Par (000)	Value (000)

Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/19	$285	$329
Pittsburgh Public Schools (GO) Series A (AGM)
5.000%, 09/01/20	1,000	1,204
Swarthmore Borough Authority, Swarthmore College (RB) Series B
5.000%, 09/15/21	725	910
University of Pittsburgh, Capital Project (RB) Series B
5.000%, 09/15/18	1,000	1,211

		25,426

Guam — 2.5%
Guam (RB) Series A
5.000%, 01/01/25	610	704

Puerto Rico — 3.7%
Puerto Rico Sales Tax Financing Corporation (RB) First Sub-Series A
5.000%, 08/01/24	1,000	1,075

Total Municipal Bonds (Cost $25,263)		27,205

TOTAL INVESTMENTS — 94.8% (Cost $25,263)*		27,205

Other Assets & Liabilities – 5.2%		1,505

TOTAL NET ASSETS — 100.0%		$28,709

*	Aggregate cost for Federal income tax purposes is (000) $25,265.

Gross unrealized appreciation (000)	$1,940
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$1,940

See Notes to Schedules of Investments.
88

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Bonds	$–	$27,205	$–	$27,205

Total Assets - Investments in Securities	$–	$27,205	$–	$27,205

See Notes to Schedules of Investments.
89

PNC Tax Exempt Limited Maturity Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.5%
Arizona — 4.6%
Arizona (RB) Series A (AGM)
4.000%, 07/01/13	$1,000	$1,011
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,990
Arizona School Facilities Board (RB) Series A (AMBAC)
5.250%, 07/01/13	1,000	1,014
Arizona Transportation Board, Maricopa County Regional Area (RB)
5.000%, 07/01/19	2,250	2,774

		6,789

California — 5.6%
California (GO) Series A
5.000%, 07/01/20	1,825	2,220
California Public Works Board, Various Capital Projects (RB) Series A
5.000%, 04/01/18	1,000	1,182
5.000%, 04/01/20	1,000	1,200
California State (GO)
5.000%, 11/01/18	2,000	2,418
Los Angeles Department of Airports (RB) Series C
5.000%, 05/15/19	920	1,126

		8,146

Delaware — 0.8%
New Castle County (GO) Series A
5.000%, 07/15/14	1,130	1,203

District of Columbia — 1.3%
District of Columbia, The Catholic University of America (RB)
5.000%, 10/01/16	1,760	1,953

Florida — 5.7%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	2,080
5.000%, 06/01/14	1,000	1,056
5.000%, 06/01/19	1,000	1,182
5.000%, 06/01/21	1,500	1,779
Tampa Bay Regional Water (RB) Series B
5.000%, 10/01/18	1,875	2,280

		8,377

Georgia — 0.8%
DeKalb Private Hospital Authority, Children’s Healthcare (RB)
5.000%, 11/15/14	1,075	1,153

Illinois — 8.0%
Illinois (RB)
5.375%, 06/15/13	1,000	1,004
Illinois (RB) Series A
5.000%, 12/15/16	2,550	2,967
Illinois (RB) Series B
4.000%, 06/15/20	1,900	1,985
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,196

	Par (000)	Value (000)

Illinois State Toll Highway Authority (RB) Series B (AGM) (SBPA - Landesbank Hessen-Thuringen) (VRDN)
0.530%, 03/07/13	$3,500	$3,500
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,146

		11,798

Indiana — 1.7%
Indiana Finance Authority, State of Indiana Revolving Fund Program (RB) Series A
5.250%, 02/01/17	2,100	2,458

Iowa — 1.9%
Iowa Finance Authority, Drake University Project (RB) (LOC - Wells Fargo Bank) (VRDN)
0.110%, 03/01/13	550	550
Iowa Finance Authority, Genesis Health Systems (RB)
5.000%, 07/01/13	2,250	2,281

		2,831

Maryland — 1.5%
Frederick, Urbana Community Development Authority (STRB) Series A
3.000%, 07/01/13	580	585
Maryland (GO) Second Series
5.000%, 08/01/15	1,395	1,550

		2,135

Massachusetts — 2.7%
Commonwealth of Massachusetts (GO) Series C
5.000%, 12/01/15	2,000	2,248
Massachusetts Development Finance Agency, Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,748

		3,996

Michigan — 5.9%
Michigan (GO)
5.500%, 12/01/15	1,000	1,135
Michigan Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,222
5.000%, 07/01/23	2,500	2,653
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/17	1,025	1,232
Michigan State, Environmental Program (GO) Series A
5.000%, 05/01/17	1,000	1,171
Wayne County Airport Authority (RB) Series B
3.000%, 12/01/14	1,250	1,300

		8,713

Minnesota — 2.5%
Minnesota (RB)
2.000%, 06/01/14	1,570	1,604

See Notes to Schedules of Investments.
90

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Minnesota — continued
Minnesota Public Facilities Authority (RB) Series C
5.000%, 03/01/17	$1,745	$2,041

		3,645

Missouri — 0.9%
Missouri Highway & Transportation Commission (RB)
5.000%, 05/01/16	1,100	1,253

Nevada — 3.2%
Clark County, Motor Vehicle Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	2,104
Henderson, Catholic Healthcare West (RB) Series B
5.000%, 07/01/13	1,500	1,521
5.000%, 07/01/15	500	546
Nevada, University System (GO) Series G (NATL-RE)
5.000%, 08/01/16	500	561

		4,732

New Jersey — 1.2%
New Jersey Economic Development Authority (RB)
5.000%, 06/15/18	1,500	1,728

New Mexico — 2.6%
New Mexico (RB) Series D
5.000%, 07/01/15	1,725	1,906
New Mexico Finance Authority (RB)
5.000%, 06/15/22	1,500	1,906

		3,812

New York — 4.6%
Erie County (GO) Series A (NATL - RE)
5.000%, 12/01/14	1,000	1,073
Long Island Power Authority (RB) Series A
5.000%, 04/01/19	1,385	1,644
Monroe County (GO) (AMBAC)
5.000%, 06/01/14	2,500	2,635
New York City Transitional Finance Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,374

		6,726

North Carolina — 6.9%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Prerefunded 01/15/15 @ 100 (RB) Series A
5.000%, 01/15/15	1,500	1,630
Forsyth (GO) Series B
5.000%, 04/01/16	1,350	1,537
5.000%, 04/01/19	1,000	1,238
North Carolina Eastern Municipal Power Agency (RB) Series A (AMBAC)
5.250%, 01/01/20	2,290	2,573

	Par (000)	Value (000)

North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB)
5.000%, 06/01/20	$1,715	$2,066
North Carolina, Prerefunded 05/01/13 @ 100 (GO)
5.000%, 05/01/13	1,000	1,008

		10,052

Ohio — 1.4%
Cuyahoga County, Cleveland Clinic Health System (RB) Series A
5.500%, 01/01/14	1,000	1,017
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series A
5.000%, 01/01/15	1,000	1,081

		2,098

Oregon — 0.9%
Linn & Benton Counties School District No. 8J Greater Albany (GO) (NATL-RE)
5.000%, 06/15/14	1,275	1,352

Pennsylvania — 8.3%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,147
5.000%, 09/01/19	610	708
4.000%, 09/01/15	920	978
Commonwealth of Pennsylvania (GO) Third Series A
5.000%, 07/15/18	1,695	2,051
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,213
Montgomery County Higher Education & Health Authority, Abington Memorial Hospital (RB) Series A
5.000%, 06/01/15	1,000	1,089
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/22	1,000	1,132
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health Systems (RB) Series A (AMBAC)
5.000%, 08/15/19	1,000	1,087
Philadelphia (RB) Series A (AMBAC)
5.000%, 08/01/13	830	846
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,843

		12,094

South Dakota — 0.8%
South Dakota Health & Educational Facilities Authority, Regional Health (RB)
5.000%, 09/01/15	1,000	1,096

Tennessee — 2.3%
Memphis (RB)
5.000%, 12/01/14	3,115	3,369

See Notes to Schedules of Investments.
91

PNC Tax Exempt Limited Maturity Bond Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Texas — 10.8%
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/18	$2,500	$2,997
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	1,685	1,905
Houston Health Facilities Development Corporation, Buckingham Senior Living Community, Inc. Project, Prerefunded 02/15/14 @ 101 (RB) Series A
7.125%, 02/15/14	1,000	1,074
Katy Independent School District, School Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,495
Texas (GO) Series A
5.000%, 10/01/17	500	598
Texas (GO) Series B
5.000%, 04/01/17	3,025	3,560
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,775
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,394

		15,798

Utah — 0.8%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,225

Virginia — 1.1%
Tobacco Settlement Financing Corporation, Prerefunded 06/01/15 @ 100 (RB)
5.625%, 06/01/15	1,425	1,589

Washington — 4.0%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	1,985	2,400
Washington (GO)
Series 2011-A
5.000%, 01/01/15	1,000	1,084
5.000%, 01/01/18	2,000	2,386

		5,870

Puerto Rico — 5.7%
Commonwealth of Puerto Rico, Public Improvement (GO) Series A (NATL-RE IBC)
5.500%, 07/01/19	1,255	1,371
Puerto Rico Electric Power Authority (RB) Series KK (NATL-RE)
5.500%, 07/01/16	1,000	1,092
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	1,125	1,219
Puerto Rico Electric Power Authority (RB) Series UU (NATL-RE)
5.000%, 07/01/19	1,335	1,444
Puerto Rico Highway & Transportation Authority (RB) Series BB (AMBAC)
5.250%, 07/01/17	2,070	2,246

	Par (000)	Value (000)

Puerto Rico Highway & Transportation Authority (RB) Series Y
6.250%, 07/01/13	$1,000	$1,014

		8,386

Total Municipal Bonds (Cost $140,293)		144,377

TOTAL INVESTMENTS — 98.5% (Cost $140,293)*		144,377

Other Assets & Liabilities – 1.5%		2,263

TOTAL NET ASSETS — 100.0%		$146,640

*	Aggregate cost for Federal income tax purposes is (000) $140,293.

Gross unrealized appreciation (000)	$4,370
Gross unrealized depreciation (000)	(286)

Net unrealized appreciation (000)	$4,084

See Notes to Schedules of Investments.
92

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Bonds	$–	$144,377	$–	$144,377

Total Assets - Investments in Securities	$–	$144,377	$–	$144,377

See Notes to Schedules of Investments.
93

PNC Government Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 56.8%
Federal Farm Credit Bank — 11.6%
Federal Farm Credit Bank
0.220%, 04/16/13	$5,400	$5,400
0.300%, 08/28/13	9,000	9,004
3.875%, 10/07/13	8,717	8,913
Federal Farm Credit Bank (DN)
0.155%, 04/08/13	4,000	3,999
0.080%, 04/26/13	11,847	11,846
Federal Farm Credit Bank (FRN)
0.277%, 03/06/13	9,000	9,000
0.200%, 04/02/13	10,500	10,500
0.200%, 07/02/13	10,000	10,000
0.154%, 07/29/13	9,400	9,401
0.222%, 08/22/13	9,400	9,404
0.230%, 11/18/13	9,400	9,400
0.297%, 04/21/14	4,500	4,502
0.420%, 05/29/14	4,900	4,912

		106,281

Federal Home Loan Bank — 19.4%
Federal Home Loan Bank
0.125%, 03/05/13	10,400	10,400
0.120%, 03/13/13	15,000	14,999
1.625%, 03/20/13	10,500	10,508
0.240%, 04/26/13	5,700	5,700
0.200%, 05/02/13	4,700	4,700
1.875%, 06/21/13	5,325	5,354
0.250%, 07/01/13	8,650	8,654
0.240%, 08/09/13	5,000	5,001
0.210%, 08/20/13	7,030	7,030
0.250%, 09/06/13	9,100	9,102
Federal Home Loan Bank (DN)
0.125%, 03/04/13	5,000	5,000
0.165%, 04/17/13	4,200	4,199
0.165%, 04/17/13	2,920	2,919
0.155%, 04/24/13	1,300	1,300
0.230%, 06/06/13	9,000	9,002
0.105%, 06/12/13	8,000	7,998
0.125%, 07/05/13	21,000	20,991
Federal Home Loan Bank (FRN)
0.055%, 04/09/13	10,000	10,000
0.150%, 05/15/13	14,000	14,000
0.190%, 07/25/13	10,000	10,000
0.160%, 07/25/13	10,000	9,999

		176,856

Federal Home Loan Mortgage Corporation — 14.3%
Federal Home Loan Mortgage Corporation
0.750%, 03/28/13	15,000	15,008
1.625%, 04/15/13	11,000	11,019
4.500%, 07/15/13	9,700	9,856
0.500%, 10/15/13	13,750	13,777
Federal Home Loan Mortgage Corporation (DN)
0.100%, 04/11/13	15,000	14,998
0.160%, 04/18/13	9,100	9,098
0.110%, 06/17/13	14,000	13,995
0.150%, 08/05/13	7,475	7,470
0.150%, 08/19/13	5,835	5,831
0.150%, 09/05/13	9,100	9,093
Federal Home Loan Mortgage Corporation (FRN)
0.162%, 03/21/13	16,277	16,278

	Par (000)	Value (000)

0.170%, 11/04/13	$4,700	$4,701

		131,124

Federal National Mortgage Association — 11.5%
Federal National Mortgage Association
4.375%, 03/15/13	9,600	9,616
3.250%, 04/09/13	7,128	7,151
1.000%, 09/23/13	3,600	3,617
4.625%, 10/15/13	10,379	10,670
1.050%, 10/22/13	5,600	5,631
0.750%, 12/18/13	13,750	13,814
Federal National Mortgage Association (DN)
0.155%, 03/27/13	9,500	9,499
0.150%, 04/10/13	1,151	1,151
0.080%, 05/01/13	9,300	9,299
0.125%, 05/08/13	15,100	15,096
0.160%, 05/23/13	10,000	9,996
Federal National Mortgage Association (FRN)
0.200%, 05/17/13	9,100	9,103

		104,643

Total U.S. Government Agency Obligations (Cost $518,904)		518,904

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Notes — 3.0%
3.500%, 05/31/13	9,500	9,579
0.375%, 06/30/13	9,000	9,007
0.250%, 01/31/14	9,100	9,107

Total U.S. Treasury Obligations (Cost $27,693)		27,693

	Number of Shares
MONEY MARKET FUNDS — 1.8%
Invesco Government & Agency Portfolio	1,000,000	1,000
PNC Advantage Institutional Government Money Market Fund, Institutional Shares†	15,016,999	15,017

Total Money Market Funds (Cost $16,017)		16,017

	Par (000)
REPURCHASE AGREEMENTS — 39.5%

Deutsche Bank Securities, Inc. 0.200% (dated 02/28/13, due 03/01/13, repurchase price $72,000,400, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 0.375% to 0.550%, due 12/10/14 to 02/26/16, total value $73,440,258)	$72,000	72,000

See Notes to Schedules of Investments.
94

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued

Goldman Sachs & Co.

0.190% (dated 02/28/13, due 03/01/13, repurchase price $85,000,449, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bond, 4.000% to 4.500%, due 09/01/26 to 05/01/40, total value $86,700,000)	$85,000	$85,000

HSBC Securities USA

0.190% (dated 02/28/13, due 03/01/13, repurchase price $90,000,475, collateralized by Government National Mortgage Association Bonds, 1.930% to 3.500%, due 08/20/42 to 01/15/48, total value $91,805,131)	90,000	90,000

Merrill Lynch Pierce Fenner and Smith

0.160% (dated 02/28/13, due 03/01/13, repurchase price $65,000,289, collateralized by Federal Home Loan Mortgage Corporation Bond, 4.000%, 09/01/25, total value $66,300,000)	65,000	65,000

RBS Securities, Inc.

0.160% (dated 02/28/13, due 03/01/13, repurchase price $40,000,178, collateralized by U.S. Treasury Bond, 4.500%, 05/15/38, total value $40,804,704)	40,000	40,000

UBS Securities LLC

0.170% (dated 02/28/13, due 03/01/13, repurchase price $8,468,040, collateralized by Federal Home Loan Mortgage Corporation Bonds, 4.500% to 5.500%, due 05/01/35 to 08/01/40, total value $8,637,360)	8,468	8,468

Total Repurchase Agreements (Cost $360,468)		360,468

TOTAL INVESTMENTS — 101.1% (Cost $923,082)*		923,082

Other Assets & Liabilities – (1.1)%		(9,931)

TOTAL NET ASSETS — 100.0%		$913,151

*	Also cost for Federal income tax purposes.
†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
95

PNC Government Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Funds	$16,017	$–	$–	$16,017
Repurchase Agreements	–	360,468	–	360,468
U.S. Government Agency Obligations	–	518,904	–	518,904
U.S. Treasury Obligations	–	27,693	–	27,693

Total Assets - Investments in Securities	$16,017	$907,065	$–	$923,082

See Notes to Schedules of Investments.
96

PNC Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 2.0%
Automotive — 1.6%
Honda Auto Receivables Owner Trust,
Series 2012-4, Cl A1
0.230%, 10/18/13	$3,726	$3,726
Huntington Auto Trust,
Series 2012-2, Cl A1
0.230%, 10/15/13	5,332	5,331
Hyundai Auto Receivables Trust,
Series 2012-B, Cl A1
0.293%, 07/15/13	134	134
Hyundai Auto Receivables Trust,
Series 2012-C, Cl A1
0.230%, 10/15/13	3,253	3,253
Hyundai Auto Receivables Trust,
Series 2013-A, Cl A1
0.200%, 02/18/14	3,706	3,706
Mercedes-Benz Auto Receivables Trust,
Series 2012-1, Cl A1
0.230%, 09/16/13	1,354	1,354
USAA Auto Owner Trust,
Series 2012-1, Cl A1
0.230%, 09/16/13	1,469	1,469
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Cl A1
0.230%, 10/21/13	4,368	4,368
World Omni Auto Receivables Trust,
Series 2012-B, Cl A1
0.240%, 11/15/13	5,083	5,083

Other — 0.4%
CNH Equipment Trust,
Series 2012-C, Cl A1
0.230%, 10/15/13	2,431	2,431
CNH Equipment Trust,
Series 2012-D, Cl A1
0.250%, 12/16/13	5,501	5,501

Total Asset Backed Securities (Cost $36,356)		36,356

CERTIFICATES OF DEPOSIT — 10.6%
Yankee — 10.6%
Bank of Montreal Chicago
0.220%, 03/06/13	16,000	16,000
0.210%, 04/03/13	13,500	13,500
Bank of Nova Scotia
0.230%, 07/29/13	10,000	10,000
Canadian Imperial Bank of Commerce NY (FRN)
0.312%, 04/24/13	18,600	18,600
Credit Suisse NY
0.350%, 03/25/13	9,400	9,401
0.180%, 04/19/13	8,600	8,598
Nordea Bank Finland NY
0.290%, 05/20/13	8,500	8,501
Rabobank Nederland NV NY
0.260%, 07/08/13	20,000	20,000
Rabobank Nederland NY
0.450%, 03/06/13	6,900	6,900
Royal Bank of Canada NY (FRN)
0.330%, 03/11/13	8,000	8,000

	Par (000)	Value (000)

0.361%, 09/06/13	$5,250	$5,253
Svenska Handelsbanken
0.215%, 04/17/13	6,000	6,000
0.220%, 04/30/13	9,500	9,500
0.215%, 05/07/13	2,200	2,200
0.285%, 07/23/13	6,000	6,000
Toronto Dominion NY
0.180%, 03/11/13	7,000	7,000
0.180%, 04/15/13	15,400	15,400
0.180%, 04/30/13	16,000	16,000
Westpac Banking NY (FRN)
0.378%, 08/02/13	3,500	3,500

Total Certificates of Deposit (Cost $190,353)		190,353

ASSET BACKED COMMERCIAL PAPER† — 10.7%
Financial Services — 10.7%
Alpine Securitization
0.180%, 03/04/13	21,500	21,500
0.170%, 03/21/13	14,000	13,999
Chariot Funding LLC
0.157%, 04/29/13	10,000	9,997
Fairway Finance LLC
0.160%, 03/12/13	8,000	8,000
0.170%, 04/23/13	1,000	1,000
Liberty Street Funding LLC
0.190%, 03/15/13	10,500	10,499
0.160%, 03/25/13	9,000	8,999
0.180%, 04/15/13	6,100	6,099
Old Line Funding LLC
0.165%, 04/22/13	8,700	8,698
Regency Market No. 1 LLC
0.180%, 03/20/13	23,200	23,198
Sheffield Receivables
0.190%, 03/06/13	11,000	11,000
0.190%, 03/11/13	15,000	14,999
0.160%, 03/13/13	11,000	10,999
Straight-A Funding LLC
0.190%, 03/01/13	25,000	25,000
0.180%, 03/19/13	4,500	4,499
Thunder Bay Funding LLC
0.140%, 03/15/13	2,000	2,000
Variable Funding Capital LLC
0.140%, 03/01/13	10,203	10,203

Total Asset Backed Commercial Paper (Cost $190,689)		190,689

COMMERCIAL PAPER† — 40.4%
Banks — 24.2%
Australia & New Zealand Banking Group
0.200%, 04/04/13	7,700	7,698
0.219%, 08/28/13	18,000	17,980
Bank of Nova Scotia
0.210%, 03/27/13	10,000	9,998
Bank of Tokyo-Mitsubishi
0.200%, 05/21/13	18,000	17,992
0.200%, 05/28/13	9,000	8,996
Commonwealth Bank of Australia
0.265%, 06/17/13	18,000	17,986

See Notes to Schedules of Investments.
97

PNC Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Banks — continued
Deutsche Bank Financial LLC
0.180%, 03/08/13	$37,000	$36,999
DnB Bank ASA
0.180%, 03/04/13	2,000	2,000
0.260%, 03/07/13	9,000	9,000
0.270%, 03/22/13	5,500	5,499
0.290%, 03/22/13	2,500	2,499
0.270%, 08/29/13	12,500	12,483
DnB Nor Bank ASA
0.290%, 07/08/13	6,000	5,994
HSBC USA
0.250%, 03/26/13	9,000	8,998
0.240%, 05/06/13	5,800	5,797
0.300%, 07/22/13	16,000	15,981
JPMorgan Chase
0.220%, 03/13/13	17,000	17,000
0.250%, 07/03/13	20,000	19,983
National Australia Funding Delaware
0.175%, 05/06/13	16,750	16,745
0.280%, 06/17/13	17,000	16,986
0.260%, 08/16/13	475	474
0.291%, 10/07/13	3,000	2,995
Nordea North America
0.230%, 05/03/13	4,500	4,498
0.165%, 05/08/13	13,000	12,996
0.240%, 05/08/13	7,400	7,397
0.210%, 07/11/13	3,500	3,497
Overseas-Chineses Banking
0.180%, 03/04/13	3,000	3,000
0.180%, 03/25/13	16,500	16,498
Rabobank USA Financial
0.240%, 03/11/13	4,000	4,000
0.250%, 03/11/13	3,000	3,000
0.371%, 03/11/13	3,000	3,000
Royal Bank of Canada
1.125%, 01/15/14	4,900	4,934
Standard Chartered Bank
0.250%, 04/03/13	7,000	6,998
0.230%, 04/17/13	32,610	32,600
Svenska Handelsbanken
0.270%, 07/29/13	13,000	12,985
UBS Finance
0.170%, 03/11/13	5,000	5,000
UOB Funding LLC
0.070%, 03/06/13	7,000	7,000
0.230%, 03/19/13	12,200	12,199
0.230%, 04/15/13	7,700	7,698
0.240%, 07/26/13	10,000	9,990
Westpac Banking
0.301%, 09/30/13	16,800	16,770

		434,143

Consumer Staples — 0.9%
Nestle Capital
0.010%, 06/10/13	16,500	16,488

Education — 0.4%
Harvard University
0.135%, 05/28/13	6,479	6,477

	Par (000)	Value (000)

Financial Services — 6.4%
American Honda Finance
0.140%, 04/22/13	$17,000	$16,997
0.160%, 05/22/13	12,800	12,795
0.160%, 05/23/13	4,000	3,999
CPPIB Capital
0.180%, 03/20/13	7,000	6,999
0.180%, 04/08/13	12,000	11,998
0.200%, 05/03/13	20,000	19,993
General Electric Capital
0.220%, 07/29/13	18,400	18,383
Toyota Motor Credit
0.150%, 03/11/13	15,000	14,999
0.140%, 05/07/13	4,000	3,999
0.210%, 07/08/13	4,000	3,997

		114,159

Food, Beverage & Tobacco — 0.2%
Coca-Cola
0.240%, 03/01/13	4,300	4,300

Healthcare — 2.1%
Catholic Health Initiatives
0.210%, 03/05/13	11,700	11,700
0.230%, 04/01/13	3,250	3,249
0.170%, 04/02/13	5,000	4,999
0.170%, 04/09/13	8,000	7,998
0.190%, 05/09/13	9,400	9,397

		37,343

Insurance — 2.2%
Metlife Funding
0.180%, 03/19/13	8,000	7,999
0.170%, 04/11/13	15,500	15,497
Metlife Short-Term Funding
0.320%, 04/16/13	4,000	3,998
0.321%, 04/22/13	12,000	11,995

		39,489

Sovereign Agency — 4.0%
Kreditansalt Fur Wiederaufbau International Finance (Germany)
0.190%, 03/08/13	2,000	2,000
0.220%, 03/11/13	12,500	12,499
0.195%, 04/05/13	4,300	4,299
0.190%, 05/20/13	2,700	2,699
0.190%, 06/11/13	7,000	6,996
0.200%, 06/20/13	7,500	7,495
Swedish Export Credit (Sweden)
0.190%, 03/18/13	16,000	15,999
0.190%, 04/18/13	10,000	9,998
0.205%, 04/22/13	10,000	9,997

		71,982

Total Commercial Paper (Cost $724,381)		724,381

CORPORATE BONDS — 2.8%
Banks — 1.8%
Australia & New Zealand Banking Group (FRN)
0.343%, 04/12/13 144A	15,400	15,405
Wachovia (MTN)
5.500%, 05/01/13	16,400	16,538

		31,943

See Notes to Schedules of Investments.
98

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financial Services — 1.0%
American Honda Finance (FRN)
0.323%, 11/08/13 144A	$3,000	$3,000
Toyota Motor Credit (FRN) (MTN)
0.381%, 07/25/13	14,500	14,500

		17,500

Total Corporate Bonds (Cost $49,443)		49,443

FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement (FRN)
0.308%, 06/14/13 (A)	18,000	18,000

Total Funding Agreement (Cost $18,000)		18,000

MUNICIPAL SECURITIES — 14.1%
Connecticut — 1.8%
Connecticut Health & Educational Facility Authority, Yale University (RB) Series U (VRDN)
0.090%, 03/07/13	32,540	32,540

Mississippi — 1.0%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series C (VRDN)
0.100%, 03/01/13	9,180	9,180
0.090%, 03/07/13	9,000	9,000

		18,180

North Carolina — 0.9%
University of North Carolina at Chapel Hill (RB) Series C (VRDN)
0.090%, 03/07/13	15,875	15,875

Ohio — 3.6%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.100%, 03/01/13	12,900	12,900
Ohio State Common Schools (GO) Series A (VRDN)
0.100%, 03/07/13	22,265	22,265
Ohio State Common Schools (GO) Series B (VRDN)
0.100%, 03/07/13	5,360	5,360
Ohio State University (RB) Series B (VRDN)
0.100%, 03/07/13	7,100	7,100
0.090%, 03/07/13	16,775	16,775

		64,400

Texas — 5.0%
Houston Higher Education Finance, Rice University Project (RB) Series A (VRDN)
0.110%, 03/01/13	5,700	5,700
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN)
0.100%, 03/01/13	4,700	4,700
0.100%, 03/07/13	4,500	4,500

	Par (000)	Value (000)

Lower Neches Valley Authority Industrial Development, ExxonMobil Project (RB) Series A (VRDN)
0.100%, 03/01/13	$30,300	$30,300
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN)
0.120%, 03/07/13	16,000	16,000
0.100%, 03/07/13	9,600	9,600
University of Houston (TECP) (VRDN)
0.160%, 04/01/13	18,663	18,663

		89,463

Virginia — 1.4%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.070%, 03/07/13	10,800	10,800
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.090%, 03/07/13	13,400	13,400

		24,200

Wyoming — 0.4%
Uinta County, Chevron USA, Inc. Project (RB) (VRDN)
0.100%, 03/01/13	7,500	7,500

Total Municipal Securities (Cost $252,158)		252,158

U.S. GOVERNMENT AGENCY OBLIGATION — 0.9%
Federal Home Loan Bank — 0.9%
Federal Home Loan Bank
0.130%, 05/15/13	16,804	16,799

Total U.S. Government Agency Obligation (Cost $16,799)		16,799

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Notes — 0.6%
0.250%, 11/30/13	10,000	10,007

Total U.S. Treasury Obligation (Cost $10,007)		10,007

REPURCHASE AGREEMENTS — 18.4%

Deutsche Bank Securities, Inc.

0.200% (dated 02/28/13, due 03/01/13, repurchase price $70,000,389, collateralized by Federal National Mortgage Association Bond, 0.550%, due 02/26/16, total value $71,400,782)	70,000	70,000

Goldman Sachs & Co.

0.190% (dated 02/28/13, due 03/01/13, repurchase price $75,000,396, collateralized by Federal National Mortgage Association Bonds, 3.000% to 4.000%, due 10/01/26 to 11/01/32, total value $76,500,000)	75,000	75,000

See Notes to Schedules of Investments.
99

PNC Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
HSBC Securities USA

0.190% (dated 02/28/13, due 03/01/13, repurchase price $85,000,449, collateralized by Government National Mortgage Association Bonds, 3.500% to 4.000%, due 08/20/42 to 02/20/43, total value $86,703,625)	$85,000	$85,000

Merrill Lynch Pierce Fenner and Smith

0.160% (dated 02/28/13, due 03/01/13, repurchase price $62,000,276, collateralized by Federal Home Loan Mortgage Corporation Bonds, 3.500% to 4.000%, due 09/01/25 to 09/01/42, total value $63,240,000)	62,000	62,000

RBS Securities, Inc.

0.160% (dated 02/28/13, due 03/01/13, repurchase price $35,000,156, collateralized by U.S. Treasury Bond, 4.500%, 05/15/38, total value $35,703,309)	35,000	35,000

UBS Securities LLC

0.170% (dated 02/28/13, due 03/01/13, repurchase price $2,560,012, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 5.500% to 6.000%, due 05/01/35 to 11/01/36, total value $2,611,200)	2,560	2,560

Total Repurchase Agreements (Cost $329,560)		329,560

TOTAL INVESTMENTS — 101.5% (Cost $1,817,746)*		1,817,746

Other Assets & Liabilities – (1.5)%		(26,658)

TOTAL NET ASSETS — 100.0%		$1,791,088

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Illiquid Security. Total value of illiquid securities is $18,000 (000) and represents 1.0% of net assets as of February 28, 2013.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $18,405 (000) and represents 1.0% of net assets as of February 28, 2013.

See Notes to Schedules of Investments.
100

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Asset Backed Commercial Paper	$–	$190,689	$–	$190,689

Asset Backed Securities	–	36,356	–	36,356

Certificates of Deposit	–	190,353	–	190,353

Commercial Paper	–	724,381	–	724,381

Corporate Bonds	–	49,443	–	49,443

Funding Agreement	–	18,000	–	18,000

Municipal Securities	–	252,158	–	252,158

Repurchase Agreements	–	329,560	–	329,560

U.S. Government Agency Obligation	–	16,799	–	16,799

U.S. Treasury Obligation	–	10,007	–	10,007

Total Assets - Investments in Securities	$–	$1,817,746	$–	$1,817,746

See Notes to Schedules of Investments.
101

PNC Ohio Municipal Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 96.5%
Ohio — 95.5%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series A (LOC - Bank of America) (VRDN)
0.120%, 03/01/13	$5,800	$5,800
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B (LOC - JPMorgan Chase Bank) (VRDN)
0.110%, 03/01/13	3,720	3,720
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.110%, 03/07/13	6,100	6,100
Avon Local School District (BAN) (GO)
1.350%, 04/11/13	1,250	1,251
Cleveland Department of Public Utilities Divisionof Water (RB) Series Q (LOC - Bank of NY Mellon)(VRDN)
0.110%, 03/07/13	13,000	13,000
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art Project (RB) Series D (SBPA - JP Morgan Chase Bank) (VRDN)
0.120%, 03/07/13	6,300	6,300
Columbus School District, Prerefunded 06/01/13 @100 (GO) (FGIC)
5.000%, 06/01/13	4,930	4,989
Cuyahoga County (GO) Series A
3.000%, 12/01/13	1,920	1,960
Cuyahoga Falls (BAN) (GO)
1.000%, 12/05/13	2,400	2,411
Fairfield Township (BAN) (GO)
1.750%, 06/06/13	1,250	1,254
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series A (SBPA - Barclays Bank PLC) (VRDN)
0.110%, 03/07/13	1,600	1,600
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series B
0.250%, 07/09/13	3,000	3,000
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series B (SBPA - Barclays Bank PLC) (VRDN)
0.110%, 03/07/13	1,900	1,900
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.100%, 03/07/13	6,300	6,300
Franklin County, Holy Cross Health Systems Corporation (RB) (VRDN)
0.090%, 03/07/13	5,500	5,500
Lake County (BAN) (GO)
1.000%, 07/23/13	1,425	1,429
Lucas County (BAN) (GO)
1.000%, 07/18/13	2,535	2,541
Miami County (BAN) (GO)
1.000%, 11/26/13	2,441	2,452

	Par (000)	Value (000)

Montgomery County, Catholic Health Initiatives (RB) Series B-1 (SBPA - Bank of New York Mellon) (VRDN)
0.120%, 03/07/13	$500	$500
Montgomery County, Miami Valley Hospital (RB) Series B (SBPA - Barclays Bank PLC) (VRDN)
0.100%, 03/01/13	1,600	1,600
Montgomery County, Miami Valley Hospital (RB) Series C (SBPA - JP Morgan Chase Bank) (VRDN)
0.110%, 03/01/13	1,500	1,500
Montgomery County, Miami Valley Hospital (RB) Series C (SBPA - Wells Fargo Bank) (VRDN)
0.090%, 03/01/13	4,030	4,030
Ohio Air Quality Development Authority Pollution Control, FirstEnergy Nuclear Generation Project (RB) (LOC - Wells Fargo Bank) (VRDN)
0.100%, 03/01/13	4,600	4,600
Ohio Air Quality Development Authority Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series B (LOC - Bankof Nova Scotia) (VRDN)
0.110%, 03/01/13	3,600	3,600
Ohio Air Quality Development Authority, Ohio Valley Electric Corporation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.110%, 03/07/13	5,000	5,000
Ohio Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.100%, 03/01/13	5,005	5,005
Ohio Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series B-1 (LOC - U.S. Bank NA) (VRDN)
0.120%, 03/01/13	1,950	1,950
Ohio Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series B-2 (LOC - U.S. Bank NA) (VRDN)
0.100%, 03/01/13	500	500
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.100%, 03/01/13	5,510	5,510
Ohio Higher Educational Facility Commission, Oberlin College 2008 Project (RB) (SBPA - U.S. Bank NA) (VRDN)
0.120%, 03/07/13	6,200	6,200
Ohio Higher Educational Facility Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank NA) (VRDN)
0.100%, 03/07/13	1,000	1,000
Ohio Higher Educational Facility Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank NA) (VRDN)
0.100%, 03/07/13	3,800	3,800

See Notes to Schedules of Investments.
102

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State (GO) Series A (VRDN)
0.110%, 03/07/13	$5,800	$5,800
Ohio State (GO) Series B (VRDN)
0.100%, 03/07/13	3,800	3,800
Ohio State (GO) Series C (VRDN)
0.090%, 03/07/13	3,465	3,465
Ohio State University (RB) Series B (VRDN)
0.090%, 03/07/13	1,400	1,400
Ohio State University (RB) Series E (VRDN)
0.090%, 03/07/13	4,300	4,300
Ohio State Water Development Authority,
Fresh Water Project (RB) Series B
4.250%, 06/01/13	2,000	2,020
Ohio State Water Development Authority,
FirstEnergy Generation Project (RB)
(LOC - Bank of Nova Scotta) (VRDN)
0.110%, 03/01/13	4,900	4,900
Worthington Ohio City School District
(BAN) (GO)
1.125%, 04/16/13	2,500	2,503

		144,490

Puerto Rico — 1.0%
Commonwealth of Puerto Rico, Public Improvement (GO) Series C-5-2
(LOC - Barclays Bank PLC) (AGM) (VRDN)
0.110%, 03/07/13	1,500	1,500

Total Municipal Securities
(Cost $145,990)		145,990

TOTAL INVESTMENTS — 96.5%
(Cost $145,990)*		145,990

Other Assets & Liabilities – 3.5%		5,333

TOTAL NET ASSETS — 100.0%		$151,323

*	Also cost for Federal income tax purposes.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Securities	$–	$145,990	$–	$145,990

Total Assets - Investments in Securities	$–	$145,990	$–	$145,990

See Notes to Schedules of Investments.
103

PNC Pennsylvania Tax Exempt Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — 114.3%
Pennsylvania — 114.3%
Beaver County Industrial Development Authority,
FirstEnergy Generation Project (RB)
Series B (LOC - Bank of Nova Scotia) (VRDN)
0.110%, 03/01/13	$6,000	$6,000
Bucks County Industrial Development Authority,
Grand View Hospital (RB) Series A
(LOC - TD Bank) (VRDN)
0.090%, 03/07/13	2,290	2,290
Dauphin County (GO) Series B
4.000%, 08/01/13	1,000	1,016
Delaware County Industrial Development
Authority, United Parcel Service
Project (RB) (VRDN)
0.100%, 03/01/13	2,200	2,200
Emmaus General Authority (RB) Sub-Series B-24
(LOC - U.S. Bank NA) (VRDN)
0.090%, 03/07/13	300	300
Erie Water Authority (RB) Series B
(LOC - Federal Home Loan Bank)
(AGM) (VRDN)
2.500%, 06/01/13	2,000	2,010
Geisinger Authority, Geisinger Health System
(RB) (SBPA - Northern Trust) (VRDN)
0.060%, 03/01/13	2,200	2,200
Haverford Township School District (GO)
(LOC - TD Bank) (VRDN)
0.110%, 03/07/13	1,140	1,140
Lancaster County Hospital Authority (RB)
2.000%, 07/01/13	1,000	1,006
Lancaster County Hospital Authority, Masonic Homes Project (RB) Series D (LOC - JP Morgan Chase Bank) (VRDN)
0.100%, 03/01/13	3,220	3,220
Lehigh County General Purpose Authority, Saint Luke’s Hospital of Bethlehem, Pennsylvania Project, Prerefunded 08/15/13 @ 100 (RB)
5.250%, 08/15/13	1,600	1,637
Lower Merion Township School District, Capital
Project (GO) Series B
(LOC - U.S. Bank NA) (VRDN)
0.100%, 03/07/13	5,950	5,950
Northampton County General Purpose Authority,
Lafayette College (RB) Series A
(SBPA - TD Bank) (VRDN)
0.110%, 03/07/13	2,120	2,120
Northampton County Higher Education
Authority, Lehigh University (RB) Series A
(VRDN)
0.100%, 03/07/13	2,300	2,300
Pennsylvania Higher Educational Facilities
Authority, Drexel University (RB) Series B
(LOC - Wells Fargo Bank) (VRDN)
0.110%, 03/07/13	1,200	1,200
Philadelphia (GO) Series B (LOC - Royal Bank of
Canada) (VRDN)
0.100%, 03/07/13	6,000	6,000
Philadelphia Gas Works (RB) Eighth Series B
(LOC - Wells Fargo Bank) (VRDN)
0.090%, 03/07/13	2,700	2,700

	Par (000)	Value (000)

Philadelphia Gas Works (RB) Fifth Series A-2
(LOC - JP Morgan Chase Bank) (VRDN)
0.110%, 03/07/13	$3,000	$3,000
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series A
(SBPA - Wells Fargo Bank) (VRDN)
0.110%, 03/01/13	900	900
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series B (SBPA -
Wells Fargo Bank) (VRDN)
0.110%, 03/01/13	1,010	1,010
Philadelphia School District (GO) Series F
(LOC - Barclays Bank PLC) (VRDN)
0.110%, 03/07/13	5,300	5,300
Philadelphia School District (GO) Series G
(LOC - Wells Fargo Bank) (VRDN)
0.090%, 03/07/13	2,200	2,200
Pittsburgh Water & Sewer Authority (RB)
Sub-Series C-1C (LOC - Washington Federal
Savings Bank & Federal Home Loan Bank)
(AGM)
0.400%, 09/01/13	3,000	3,000
St. Mary Hospital Authority, Catholic Health East
Obligated Group (RB) Series B (LOC - Bank of
New York Mellon) (VRDN)
0.100%, 03/07/13	6,000	6,000
St. Mary Hospital Authority, Catholic Health
Initiatives (RB) Series C (VRDN)
0.120%, 03/07/13	2,570	2,570
University of Pittsburgh, Commonwealth System
Higher Education (TECP)
0.140%, 05/02/13	500	500
University of Pittsburgh,
Pittsburgh Asset Notes (RN)
2.000%, 07/02/13	2,000	2,012
Washington County Authority, University of
Pennsylvania Project (RB) (VRDN)
0.100%, 03/07/13	1,905	1,905
West Chester Area School District (GO)
2.000%, 10/01/13	725	732

Total Municipal Securities
(Cost $72,418)		72,418

TOTAL INVESTMENTS — 114.3%
(Cost $72,418)*		72,418

Other Assets & Liabilities – (14.3)%		(9,049)

TOTAL NET ASSETS — 100.0%		$63,369

*	Also cost for Federal income tax purposes.

See Notes to Schedules of Investments.
104

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Securities	$–	$72,418	$–	$72,418

Total Assets - Investments in Securities	$–	$72,418	$–	$72,418

See Notes to Schedules of Investments.
105

PNC Ta x Exempt Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 101.0%
Delaware — 0.1%
Delaware (GO) Series D
5.000%, 09/01/13	$900	$921

District of Columbia — 1.9%
District of Columbia, Georgetown University (RB) Series C (LOC -TD Bank) (VRDN)
0.080%, 03/07/13	13,500	13,500

Florida — 0.4%
Citizens Property Insurance, High Risk (RB) Series A-1
5.000%, 06/01/13	2,470	2,498

Idaho — 0.7%
Idaho (GO) (TAN)
2.000%, 06/28/13	5,000	5,029

Illinois — 2.0%
Du Page Cook & Will Counties Community College District No. 502, Prerefunded 06/01/13 @100 (GO) Series A
5.250%, 06/01/13	3,980	4,030
Illinois Finance Authority, University of Chicago (RB) (SBPA - U.S. Bank NA) (VRDN)
0.090%, 03/07/13	4,850	4,850
Illinois State Unemployment Insurance Fund Building Receipts (RB) Series A
2.000%, 06/15/13	5,000	5,025

		13,905

Indiana — 0.3%
Purdue University, Student Facilities System (RB) Series A (VRDN)
0.100%, 03/07/13	2,435	2,435

Iowa—1.5%
Iowa City (RB) (SBPA - U.S. Bank) (VRDN)
0.150%, 03/01/13	8,415	8,415
Iowa Higher Education Loan Authority, Private Education Capital Loan Program-Morningside College (RN) Series C (LOC - U.S. Bank NA)
2.000%, 05/16/13	1,800	1,806

		10,221

Kentucky — 1.4%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)
0.120%, 03/01/13	4,145	4,145
Berea Educational Facilities, Berea College Project (RB) Series B (VRDN)
0.120%, 03/01/13	5,495	5,495

		9,640

Louisiana — 2.8%
Louisiana Public Facilities Authority, CHRISTUS Health (RB) Series B-3 (LOC - Bank of New York Mellon) (VRDN)
0.090%, 03/07/13	19,560	19,560

	Par (000)	Value (000)

Maryland — 2.9%
Baltimore Industrial Development Authority, Baltimore Capital Aquisition (RB) (LOC - Bayerische Landesbank) (VRDN)
0.180%, 03/07/13	$10,900	$10,900
Maryland Economic Development, Univeristy of Maryland College Park Project, Prerefunded 06/01/13 @ 100 (RB)
6.500%, 06/01/13	450	457
Montgomery County (BAN) (GO) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.110%, 03/01/13	8,600	8,600

		19,957

Massachusetts — 9.1%
Commonwealth of Massachusetts (GO) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.110%, 03/01/13	4,850	4,850
Commonwealth of Massachusetts, Construction Loan (GO) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.100%, 03/01/13	4,415	4,415
Massachusetts Department of Transportation, Contract Assistance (RB) Series A6 (SBPA - JPMorgan Chase Bank) (VRDN)
0.120%, 03/07/13	25,000	25,000
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System (RB) Series F-4 (SBPA - Bank of America) (VRDN)
0.130%, 03/07/13	14,585	14,585
Massachusetts Water Resources Authority (RB) Sub-Series D (LOC - Landesbank Baden-Wurttemberg) (VRDN)
0.120%, 03/01/13	14,350	14,350

		63,200

Michigan — 2.4%
Michigan Finance Authority (RN) Series B-2 (LOC - JP Morgan Chase Bank)
2.000%, 08/20/13	6,000	6,049
Michigan Finance Authority, Unemployment Obligation Assessment (RB)
2.000%, 07/01/13	5,000	5,030
University of Michigan (RB) Series C
2.000%, 04/01/13	5,685	5,694

		16,773

Minnesota — 2.7%
Minneapolis (GO)
3.000%, 12/01/13	6,000	6,126
Minneapolis, University Gateway Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.110%, 03/07/13	10,770	10,770
Minnesota State Retirement System Building (RB)
2.000%, 06/01/13	1,655	1,662

		18,558

See Notes to Schedules of Investments.
106

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Missouri — 1.9%
Missouri Development Finance Board, The Nelson Gallery Foundation (RB) Series A (SBPA - JP Morgan Chase Bank) (VRDN)
0.110%, 03/01/13	$4,000	$4,000
Missouri State Health & Educational Facilities Authority, Ascension Health (RB) Series C-3 (VRDN)
0.110%, 03/07/13	7,875	7,875
Missouri State Health & Educational Facilities Authority, BJC Health Systems (RB) Series B (SBPA - US Bank NA) (VRDN)
0.100%, 03/01/13	1,400	1,400

		13,275

New Jersey — 1.1%
New Jersey Educational Facilities Authority, Institute of Technology, Prerefunded 01/01/14 @ 100 (RB) Series B (AMBAC)
5.000%, 01/01/14	3,365	3,500
New Jersey Transportation Trust Fund Authority (RB) Series C (ETM) (AGM)
5.500%, 12/15/13	2,000	2,084
New Jersey Transportation Trust Fund Authority, Prerefunded 06/15/13 @ 100 (RB) Series C
5.500%, 06/15/13	1,000	1,016
Tobacco Settlement Financing, Prerefunded
06/01/13 @ 100 (RB)
6.750%, 06/01/13	1,155	1,174

		7,774

New Mexico — 1.5%
New Mexico Hospital Equipment Loan Council, Presbyterian HealthCare (RB) Series C (SBPA - Wells Fargo Bank) (VRDN)
0.100%, 03/07/13	10,570	10,570

New York—7.0%
New York (GO) Sub-Series B-3 (LOC - TD Bank) (VRDN)
0.090%, 03/07/13	16,200	16,200
New York City (GO) Sub-Series E5 (LOC - JP Morgan Chase Bank) (VRDN)
0.110%, 03/01/13	2,500	2,500
New York City (GO) Sub-Series G-7 (LOC - Bank of Tokyo Mitsubishi) (VRDN)
0.100%, 03/01/13	15,000	15,000
New York City Municipal Water Finance Authority (RB) Series CC-2 (SBPA - Bank of Nova Scotia) (VRDN)
0.100%, 03/01/13	3,350	3,350
New York City Municipal Water Finance Authority (RB) Sub-Series B-2 (SBPA - Royal Bank of Canada (VRDN)
0.090%, 03/07/13	3,900	3,900
New York City Transitional Finance Authority, New York City Recovery (RB) Series 1, Sub-Series 1D (SBPA - Landesbank Hessen-Thuringen Girozentrale) (VRDN)
0.140%, 03/01/13	2,200	2,200

	Par (000)	Value (000)

New York State Environmental Facilities Corporation, New York City Municipal Water Project (RB) Series F
2.000%, 06/15/13	$5,840	$5,871

		49,021

North Carolina — 6.2%
Board of Governors of The University of North Carolina (TECP)
0.120%, 03/12/13	23,000	23,000
North Carolina (GO) Series B
5.000%, 06/01/13	1,750	1,771
North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN)
0.110%, 03/07/13	13,715	13,715
University of North Carolina at Chapel Hill (TECP)
0.190%, 03/06/13	5,000	5,000

		43,486

Ohio — 18.5%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series A ( (LOC - Bank of America) (VRDN)
0.120%, 03/01/13	1,000	1,000
Cleveland Department of Public Utilities Divisionof Water (RB) Series Q (LOC - Bank of NY Mellon)(VRDN)
0.110%, 03/07/13	11,700	11,700
Cuyahoga County, Cleveland Clinic Health System (RB) Sub-Series B3 (SBPA - US Bank NA) (VRDN)
0.110%, 03/01/13	2,920	2,920
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series A (SBPA - Barclays Bank PLC) (VRDN)
0.110%, 03/07/13	19,580	19,580
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series B (SBPA - Barclays Bank PLC) (VRDN)
0.110%, 03/07/13	9,020	9,020
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.100%, 03/07/13	25,550	25,550
Franklin County, Holy Cross Health Systems Corporation (RB) (VRDN)
0.090%, 03/07/13	11,600	11,600
Montgomery County, Catholic Health Initiatives (RB) Series B-1 (SBPA - Bank of New York Mellon) (VRDN)
0.120%, 03/07/13	2,300	2,300
Ohio Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.100%, 03/01/13	1,000	1,000

See Notes to Schedules of Investments.
107

PNC Tax Exempt Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.100%, 03/01/13	$3,100	$3,100
Ohio Higher Educational Facility Commission, Oberlin College 2008 Project (RB) (SBPA - U.S. Bank NA) (VRDN)
0.120%, 03/07/13	3,400	3,400
Ohio State (GO) Series A (VRDN)
0.110%, 03/07/13	9,125	9,125
Ohio State (GO) Series B (VRDN)
0.100%, 03/07/13	12,800	12,800
Ohio State (GO) Series D (VRDN)
0.110%, 03/06/13	3,500	3,500
Ohio State University (RB) Series B (VRDN)
0.090%, 03/07/13	10,760	10,760
Ohio State Water Development Authority, FirstEnergy Generation Project (RB) (LOC - Bank of Nova Scotta) (VRDN)
0.110%, 03/01/13	1,600	1,600

		128,955

Pennsylvania — 12.2%
Beaver County Industrial Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.110%, 03/01/13	5,100	5,100
Dauphin County (GO) Series B
4.000%, 08/01/13	1,230	1,249
Erie Water Authority (RB) Series B (LOC - Federal Home Loan Bank) (AGM) (VRDN)
2.500%, 06/01/13	3,000	3,016
Lower Merion Township School District, Capital Project (GO) Series B (LOC - U.S. Bank NA) (VRDN)
0.100%, 03/07/13	10,350	10,350
Northampton County General Purpose Authority, Lehigh University (RB) Series B (SBPA - JP Morgan Chase Bank) (VRDN)
0.100%, 03/07/13	4,615	4,615
Northampton County Higher Education Authority, Lehigh University (RB) Series A (VRDN)
0.100%, 03/07/13	1,300	1,300
Pennsylvania Higher Educational Facilities Authority, Drexel University (RB) Series B (LOC - Wells Fargo Bank) (VRDN)
0.110%, 03/07/13	610	610
Philadelphia (GO) Series B (LOC - Royal Bank of Canada) (VRDN)
0.100%, 03/07/13	7,200	7,200
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (SBPA - Wells Fargo Bank (VRDN)
0.110%, 03/01/13	6,335	6,335

	Par (000)	Value (000)

Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.110%, 03/01/13	$6,090	$6,090
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC - Washington Federal Savings Bank and Federal Home Loan Bank) (AGM) (VRDN)
0.400%, 09/01/13	2,000	2,000
St. Mary Hospital Authority, Catholic Health East Obligated Group (RB) Series B (LOC - Bank of New York Mellon) (VRDN)
0.100%, 03/07/13	9,000	9,000
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.120%, 03/07/13	9,690	9,690
University of Pittsburgh, Commonwealth System Higher Education (TECP)
0.140%, 05/02/13	5,305	5,305
Washington County Authority, University of Pennsylvania (RB) (VRDN)
0.100%, 03/07/13	12,865	12,865

		84,725

Tennessee — 1.5%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN)
0.120%, 03/07/13	9,840	9,840
Tennessee State (GO) Series B
5.000%, 11/01/13	300	310

		10,150

Texas — 18.1%
Dallas Waterworks & Sewer System, Prerefunded 10/01/13 @ 100 (RB) (FSA)
5.000%, 10/01/13	1,000	1,028
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-2 (VRDN)
0.100%, 03/01/13	2,000	2,000
Harris County Health Facilities Development Corporation, Texas Children’s Health (RB) Series 2 (SBPA - Wells Fargo Bank) (VRDN)
0.110%, 03/01/13	4,555	4,555
Houston Higher Education Finance (TECP)
0.140%, 05/02/13	6,000	6,000
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN)
0.100%, 03/01/13	1,335	1,335
0.100%, 03/07/13	17,180	17,180
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN)
0.100%, 03/07/13	5,000	5,000
0.120%, 03/07/13	18,000	18,000
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/14	415	434

See Notes to Schedules of Investments.
108

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Texas — continued
Tarrant County (GO)
3.000%, 07/15/13	$1,000	$1,010
Tarrant County Cultural Education Facilities Finance Corporation, Baylor Health Care System Project (RB) Series D (LOC - JP Morgan Chase Bank) (VRDN)
0.100%, 03/07/13	3,600	3,600
Tarrant County Health Facilities Development Corporation, Cook Children’s Medical System (RB) Series B (VRDN)
0.100%, 03/07/13	22,615	22,615
Texas (TRAN)
2.500%, 08/30/13	8,000	8,091
Texas A&M University (RB) Series D
5.000%, 05/15/13	1,000	1,010
Texas Public Finance Authority (RB) Series A
5.000%, 07/01/13	6,000	6,097
Texas Water Development Board (RB) Sub-Series A (SBPA - JP Morgan Chase Bank) (VRDN)
0.120%, 03/01/13	1,755	1,755
University of Houston (TECP)
0.150%, 04/03/13	5,765	5,765
University of North Texas (RB)
5.000%, 04/15/13	1,725	1,735
University of Texas System (RB) Series B (VRDN)
0.090%, 03/07/13	19,050	19,050

		126,260

Utah—2.4%
Murray City, IHC Health Services (RB) Series A (SBPA - JP Morgan Chase Bank) (VRDN)
0.110%, 03/01/13	1,260	1,260
Utah County, IHC Health Services (RB) Series C (SBPA - U.S. Bank NA) (VRDN)
0.110%, 03/07/13	14,400	14,400
Utah State (GO) Series A
5.000%, 07/01/13	750	762

		16,422

	Par (000)	Value (000)

Virginia — 2.4%
Fairfax County Industrial Development Authority, Fairfax Hospital (RB) Series D (LOC - Northern Trust) (VRDN)
0.110%, 03/07/13	$4,700	$4,700
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.110%, 03/07/13	9,000	9,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.090%, 03/07/13	3,300	3,300

		17,000

Total Municipal Securities
(Cost $703,835)		703,835

TOTAL INVESTMENTS — 101.0%
(Cost $703,835)*		703,835

TOTAL NET ASSETS — 100.0%		$696,999

*	Also cost for Federal income tax purposes.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Municipal Securities	$–	$703,835	$–	$703,835

Total Assets - Investments in Securities	$–	$703,835	$–	$703,835

See Notes to Schedules of Investments.
109

PNC Treasury Money Market Fund
S C H E D U L E O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 104.6%
U.S. Treasury Bills† — 47.9%
0.034%, 03/07/13	$10,000	$10,000
0.043%, 03/07/13	10,000	10,000
0.110%, 03/07/13	15,000	15,000
0.132%, 03/07/13	5,000	5,000
0.033%, 03/14/13	20,000	20,000
0.066%, 03/21/13	28,000	27,999
0.088%, 03/21/13	12,000	11,999
0.800%, 03/21/13	6,000	6,000
0.048%, 03/28/13	10,000	10,000
0.093%, 03/28/13	15,000	14,999
0.053%, 04/11/13	10,000	9,999
0.052%, 04/18/13	10,000	9,999
0.100%, 04/18/13	6,000	5,999
0.078%, 04/25/13	9,000	8,999
0.095%, 04/25/13	7,600	7,599
0.730%, 04/25/13	5,000	4,999

		178,591

U.S. Treasury Notes — 56.7%
1.375%, 03/15/13	43,000	43,021
0.750%, 03/31/13	25,000	25,014
1.750%, 04/15/13	30,000	30,062
0.625%, 04/30/13	34,000	34,029
1.375%, 05/15/13	10,000	10,027
0.500%, 05/31/13	37,000	37,038
0.375%, 06/30/13	20,000	20,016
0.125%, 08/31/13	4,000	3,998
0.250%, 10/31/13	4,000	4,002
2.000%, 11/30/13	4,000	4,054

		211,261

Total U.S. Treasury Obligations
(Cost $389,852)		389,852

	Number of Shares	Value (000)

MONEY MARKET FUNDS — 0.3%
BlackRock Treasury Trust Fund††	500,000	$500
Dreyfus Treasury Prime Cash Management	619,999	620

Total Money Market Funds
(Cost $1,120)		1,120

TOTAL INVESTMENTS — 104.9%
(Cost $390,972)*		390,972

Other Assets & Liabilities – (4.9)%		(18,286)

TOTAL NET ASSETS — 100.0%		$372,686

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2013 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Funds	$1,120	$–	$–	$1,120
U.S. Treasury Obligations	–	389,852	–	389,852

Total Assets - Investments in Securities	$1,120	$389,852	$–	$390,972

See Notes to Schedules of Investments.
110

PNC Funds
N O T E S T O S C H E D U L E S O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of February 28, 2013, the Trust offered for sale shares of 35 Funds.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a “Fund,” or collectively as the “Funds”):

Target Date Funds

Retirement Income Fund, Target 2020 Fund, Target 2030 Fund, Target 2040 Fund and Target 2050 Fund;

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund and Small Cap Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

IntermediateTax Exempt Bond Fund, MarylandTax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

In determining market value for equity securities and exchange-traded funds (“ETFs”), the assets of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time) or the exchange on which they are traded. Securities quoted on the NASDAQ® National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds (other than the Money Market Funds) invested in debt securities are typically valued by an independent pricing service (“Service”) approved by the Board of Trustees of the Trust (the “Board”). When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by the Service from dealers in such securities).The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Other investments are carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity; and indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. The Board has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service.

Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; after which they are valued at amortized cost until maturity.

111

PNC Funds
N O T E S T O S C H E D U L E S O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

Futures contracts are valued at the daily quoted settlement prices.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities and Exchange Traded Funds for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV. Futures contracts which are valued at their daily closing price.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs. Equity Securities and Investment Trusts – certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities

112

markets such as the movement of certain indexes, American Depositary Receipts, futures or exchange-traded funds; or, certain money market investment trusts falling outside of the 1940 Act that are priced at amortized cost.

Fixed Income Securities – independent pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs (“standard inputs”) such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Fixed Income Securities – pricing utilizing standard inputs which are considered unobservable.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. Certain foreign equity securities that are fair value adjusted through the Service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 28, 2013 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. ETFs seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at their net asset value per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

113

PNC Funds
N O T E S T O S C H E D U L E S O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETF’s or mutual funds. Inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. TheTarget Date Funds will primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETF’s or mutual funds that hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. A Fund’s investments in commodities or commodity-linked instruments may expose such Fund to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund. The Target Date Funds will primarily utilize pooled investment vehicles that hold commodity-linked instruments in order to maintain exposure to the commodities sector for diversification purposes.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity linked certificates or participation notes and may be issued in various forms such as low exercise price warrants. When doing so, the Fund purchases the certificates from an issuer, who in turn typically holds shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at February 28, 2013 is included in the respective Fund’s Schedule of Investments.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with

114

the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Details of futures contracts open as of February 28, 2013 are included in the respective Fund’s Schedule of Investments.

During the nine month period ended February 28, 2013, the futures transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2012 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Contracts Expired (000)	Notional Cost of Contracts February 28, 2013 (000)
Balanced Allocation Fund	$ 352	$ 798	$ (1,001)	$ –	$ 149

International Equity Fund	8,054	30,543	(30,249)	–	8,348

Large Cap Growth Fund	683	7,754	(8,361)	–	76

S&P 500 Index Fund	480	4,466	(3,864)	–	1,082

Small Cap Fund	731	4,422	(4,237)	–	916

2. Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “underlying Funds”).TheTarget Date Funds do not invest in the underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an underlying Fund’s net assets. At February 28, 2013, the investments of any of the Target Date Funds did not represent a significant portion of the net assets of any of the underlying Funds.

The common stock of The PNC Financial Services Group, Inc. (“PNC Group”) and the common stock of BlackRock, Inc., an affiliate of PNC Capital Advisors, LLC, the Adviser to the Trust (the “Adviser”), are included in the S&P 500® Index. Like the other stocks in the S&P 500® Index, the S&P 500 Index Fund will invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index.

iShares securities are considered affiliated investments through their affiliation with BlackRock, Inc.

The total value at May 31, 2012 and February 28, 2013, and the purchases, sales proceeds, dividends and realized gain (loss) on affiliated holdings for the nine month period ended February 28, 2013 are shown in the following table.

115

PNC Funds
N O T E S T O S C H E D U L E S O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	Value of Affiliated Investments at 05/31/12 (000)	Value of Affiliated Investments at 02/28/13 (000)	Purchases (000)	Sales Proceeds (000)		Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Retirement Income Fund
iShares Dow Jones Select Dividend Index Fund	$–	$21	$20	$–		$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	–	2	2	–		–	*	–
PNC International Equity Fund	–	50	45	–		–		–
PNC Large Cap Core Equity Fund	–	155	151	–		–	*	–
PNC Small Cap Fund	–	34	30	–		–		–
PNC Bond Fund	–	223	229	–		–		–
PNC High Yield Bond Fund	–	23	23	–		–		–
PNC Limited Maturity Bond Fund	–	224	224	–		–		–

	$–	$732	$724	$–		$–		$–

Target 2020 Fund
iShares Dow Jones Select Dividend Index Fund	$–	$23	$22	$–		$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	–	4	4	–		–	*	–
PNC International Equity Fund	–	100	91	–		–		–
PNC Large Cap Core Equity Fund	–	227	222	–		–	*	–
PNC Small Cap Fund	–	49	44	–		–		–
PNC Bond Fund	–	230	236	–		–		–
PNC High Yield Bond Fund	–	33	34	–		–		–
PNC Limited Maturity Bond Fund	–	77	77	–		–		–

	$–	$743	$730	$–		$–		$–

Target 2030 Fund
iShares Dow Jones Select Dividend Index Fund	$–	$28	$26	$–		$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	–	13	11	–		–	*	–
PNC International Equity Fund	–	141	128	–		–		–
PNC Large Cap Core Equity Fund	–	325	318	–		–	*	–
PNC Small Cap Fund	–	74	66	–		–		–
PNC Bond Fund	–	165	169	–		–		–
PNC High Yield Bond Fund	–	27	27	–		–		–

	$–	$773	$745	$–		$–		$–

Target 2040 Fund
iShares Dow Jones Select Dividend Index Fund	$–	$33	$31	$–		$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	–	15	13	–		–	*	–
PNC International Equity Fund	–	171	155	–		–		–
PNC Large Cap Core Equity Fund	–	390	381	–		–	*	–
PNC Small Cap Fund	–	88	79	–		–		–
PNC Bond Fund	–	75	77	–		–		–
PNC High Yield Bond Fund	–	13	12	–		–		–

	$–	$785	$748	$–		$–		$–

Target 2050 Fund
iShares Dow Jones Select Dividend Index Fund	$–	$38	$35	$–		$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	–	17	15	–		–	*	–
PNC International Equity Fund	–	184	167	–		–		–
PNC Large Cap Core Equity Fund	–	440	427	–		–	*	–
PNC Small Cap Fund	–	96	86	–		–		–
PNC Bond Fund	–	53	54	–		–		–
PNC High Yield Bond Fund	–	9	9	–	*	–		–

	$–	$837	$793	$–		$–		$–

Balanced Allocation Fund
iShares MSCI EAFE Value Index	$2,126	$4,052	$1,620	$202		$108		$40
iShares MSCI Emerging Markets Index Fund	1,569	2,364	547	–		32		–

	$3,695	$6,416	$2,167	$202		$140		$40

116

	Value of Affiliated Investments at 05/31/12 (000)	Value of Affiliated Investments at 02/28/13 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
International Equity Fund
iShares MSCI EAFE Index Fund	$122	$1,538	$7,616	$3,269	$20		$163

Multi-Factor Small Cap Core Fund
iShares Russell 2000 Index Fund	$214	$69	$1,077	$649	$4		$47

Multi-Factor Small Cap Growth Fund
iShares Russell 2000 Index Fund	$81	$25	$922	$496	$–	*	$6

S&P 500 Index Fund
BlackRock	$154	$253	$71	$24	$5		–	*
PNC Financial Services Group	289	272	43	33	5		1

	$525	$525	$114	$57	$10		$1

*	Amount represents less than $500.

Affiliated Money Market Funds

Pursuant to SEC rules, the PNC Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the Money Market Funds offered by theTrust, PNC Advantage Funds and/or the BlackRock Funds. As applicable, the Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The total net purchases and sales of affiliated holdings for the nine month period ended February 28, 2013 are shown in the following table.

	PNC Advantage Institutional Money Market Fund (000)	PNC Ohio Municipal Money Market Fund (000)	PNC Pennsylvania Tax Exempt Money Market Fund (000)	PNC Tax Exempt Money Market Fund (000)
Retirement Income Fund	$116	$–	$–	$–

Target 2020 Fund	67	–	–	–

Target 2030 Fund	57	–	–	–

Target 2040 Fund	47	–	–	–

Target 2050 Fund	53	–	–	–

Balanced Allocation Fund	5,257	–	–	–

International Equity Fund	(9,143)	–	–	–

Large Cap Core Equity Fund	(213)	–	–	–

Large Cap Growth Fund	582	–	–	–

Large Cap Value Fund	(1,635)	–	–	–

Mid Cap Value Fund	(389)	–	–	–

Multi-Factor Small Cap Core Fund	(156)	–	–	–

Multi-Factor Small Cap Growth Fund	(318)	–	–	–

Multi-Factor Small Cap Value Fund	(1,149)	–	–	–

S&P 500 Index Fund	532	–	–	–

Small Cap Fund	11,448	–	–	–

Bond Fund	(9,778)	–	–	–

Government Mortgage Fund	(2,372)	–	–	–

High Yield Bond Fund	470	–	–	–

Intermediate Bond Fund	(11,952)	–	–	–

Limited Maturity Bond Fund	18	–	–	–

Total Return Advantage Fund	2,181	–	–	–

117

PNC Funds
N O T E S T O S C H E D U L E S O F I N V E S T M E N T S
February 28, 2013 (Unaudited)

	PNC Advantage Institutional Money Market Fund (000)	PNC Ohio Municipal Money Market Fund (000)	PNC Pennsylvania Tax Exempt Money Market Fund (000)	PNC Tax Exempt Money Market Fund (000)
Ultra Short Bond Fund	(2,795)	–	–	–

Intermediate Tax Exempt Bond Fund	–	–	–	(1,441)

Ohio Intermediate Tax Exempt Bond Fund	–	(288)	–	–

Pennsylvania Intermediate Municipal Bond Fund	–	–	(3,267)	–

Tax Exempt Limited Maturity Bond Fund	–	–	–	(2,280)

Amounts presented as positive numbers represent net purchases of the respective Funds.

Amounts presented as (negative) numbers represent net sales of the respective Funds.

Details of affiliated holdings at February 28, 2013 are included in the respective Fund’s Schedules of Investments.

3. Market and Credit Risk

Some countries in which certain of the Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

The Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

The MarylandTax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio IntermediateTax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. The Intermediate Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Tax Exempt Bond Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

118

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PNC Funds

By (Signature and Title)* /s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date 4/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date 4/25/13

By (Signature and Title)* /s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date 4/25/13

*	Print the name and title of each signing officer under his or her signature.